FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$4,154,896	$7,564,459	$17,995,154	$14,759,370	$7,508,895
Net Assets	$4,154,896	$7,564,459	$17,995,154	$14,759,370	$7,508,895

NET ASSETS, representing:
Accumulation units	$4,154,896	$7,564,459	$17,995,154	$14,759,370	$7,508,895
	$4,154,896	$7,564,459	$17,995,154	$14,759,370	$7,508,895

Units outstanding	3,421,809	2,701,927	2,734,066	2,823,533	1,362,056

Portfolio shares held	415,490	528,614	184,831	291,976	1,134,274
Portfolio net asset value per share	$10.00	$14.31	$97.36	$50.55	$6.62
Investment in portfolio shares, at cost	$4,154,896	$6,156,053	$7,088,307	$6,115,851	$6,063,894

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$202,999	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	58,914	106,553	203,838	210,239	109,220
NET INVESTMENT INCOME (LOSS)	144,085	(106,553)	(203,838)	(210,239)	(109,220)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	225,648	1,333,903	1,112,654	170,842
Net change in unrealized appreciation (depreciation) on investments	—	318,604	2,777,987	915,622	666,718
NET GAIN (LOSS) ON INVESTMENTS	—	544,252	4,111,890	2,028,276	837,560

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$144,085	$437,699	$3,908,052	$1,818,037	$728,340
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
ASSETS
Investment in the portfolios, at fair value	$40,878,117	$3,402,513	$22,598,781	$12,924,940	$1,056,673
Net Assets	$40,878,117	$3,402,513	$22,598,781	$12,924,940	$1,056,673

NET ASSETS, representing:
Accumulation units	$40,878,117	$3,402,513	$22,598,781	$12,924,940	$1,056,673
	$40,878,117	$3,402,513	$22,598,781	$12,924,940	$1,056,673

Units outstanding	4,079,940	781,940	2,428,546	1,198,193	458,025

Portfolio shares held	353,525	61,662	159,517	221,317	70,398
Portfolio net asset value per share	$115.63	$55.18	$141.67	$58.40	$15.01
Investment in portfolio shares, at cost	$21,666,343	$1,318,624	$4,600,116	$9,205,148	$1,013,892

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$10,037

EXPENSES
Charges for mortality and expense risk,
and for administration	415,488	46,013	285,329	110,185	14,197
NET INVESTMENT INCOME (LOSS)	(415,488)	(46,013)	(285,329)	(110,185)	(4,160)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,422,481	214,004	2,022,162	379,972	(1,993)
Net change in unrealized appreciation (depreciation) on investments	6,801,622	365,353	6,423,275	1,202,169	145,497
NET GAIN (LOSS) ON INVESTMENTS	9,224,103	579,357	8,445,437	1,582,141	143,504

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,808,615	$533,344	$8,160,108	$1,471,956	$139,344
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$5,023,547	$5,865,437	$4,405,338	$3,568,257	$1,264,726
Net Assets	$5,023,547	$5,865,437	$4,405,338	$3,568,257	$1,264,726

NET ASSETS, representing:
Accumulation units	$5,023,547	$5,865,437	$4,405,338	$3,568,257	$1,264,726
	$5,023,547	$5,865,437	$4,405,338	$3,568,257	$1,264,726

Units outstanding	880,394	1,249,058	683,576	756,927	212,159

Portfolio shares held	180,964	200,254	97,571	84,817	39,560
Portfolio net asset value per share	$27.76	$29.29	$45.15	$42.07	$31.97
Investment in portfolio shares, at cost	$4,399,230	$5,570,336	$3,074,280	$2,784,306	$979,570

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$101,439	$40,420	$5,894	$54,339	$6,182

EXPENSES
Charges for mortality and expense risk,
and for administration	67,460	79,162	56,329	50,311	16,627
NET INVESTMENT INCOME (LOSS)	33,979	(38,742)	(50,435)	4,028	(10,445)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	204,430	130,438	—	—	65,330
Net realized gain (loss) on shares redeemed	77,057	(8,470)	108,077	98,486	19,771
Net change in unrealized appreciation (depreciation) on investments	63,228	1,033,538	1,321,572	224,820	151,543
NET GAIN (LOSS) ON INVESTMENTS	344,715	1,155,506	1,429,649	323,306	236,644

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$378,694	$1,116,764	$1,379,214	$327,334	$226,199
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)**	Davis Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$6,456,530	$1,654,978	$1,787,755	$—	$814,983
Net Assets	$6,456,530	$1,654,978	$1,787,755	$—	$814,983

NET ASSETS, representing:
Accumulation units	$6,456,530	$1,654,978	$1,787,755	$—	$814,983
	$6,456,530	$1,654,978	$1,787,755	$—	$814,983

Units outstanding	839,396	288,860	333,332	—	263,297

Portfolio shares held	107,091	135,765	134,216	—	130,606
Portfolio net asset value per share	$60.29	$12.19	$13.32	$—	$6.24
Investment in portfolio shares, at cost	$4,727,858	$1,178,453	$2,192,329	$—	$1,067,308

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/8/2023**	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$37,639	$—	$—	$9,965

EXPENSES
Charges for mortality and expense risk,
and for administration	81,115	22,019	22,662	32,865	10,474
NET INVESTMENT INCOME (LOSS)	(81,115)	15,620	(22,662)	(32,865)	(509)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	463,362	124,012	—	—	79,606
Net realized gain (loss) on shares redeemed	155,533	39,899	(68,704)	2,129,319	(41,204)
Net change in unrealized appreciation (depreciation) on investments	1,171,539	(60,760)	464,146	(1,532,833)	163,988
NET GAIN (LOSS) ON INVESTMENTS	1,790,434	103,151	395,442	596,486	202,390

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,709,319	$118,771	$372,780	$563,621	$201,881

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)**	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)**
ASSETS
Investment in the portfolios, at fair value	$473,303	$—	$571,873	$5,493,464	$—
Net Assets	$473,303	$—	$571,873	$5,493,464	$—

NET ASSETS, representing:
Accumulation units	$473,303	$—	$571,873	$5,493,464	$—
	$473,303	$—	$571,873	$5,493,464	$—

Units outstanding	151,267	—	139,463	890,456	—

Portfolio shares held	7,068	—	13,281	198,679	—
Portfolio net asset value per share	$66.96	$—	$43.06	$27.65	$—
Investment in portfolio shares, at cost	$357,714	$—	$401,156	$1,876,720	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	6/9/2023**	12/31/2023	12/31/2023	3/10/2023**

INVESTMENT INCOME
Dividend income	$—	$—	$311	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	5,688	34,156	7,906	79,855	3,864
NET INVESTMENT INCOME (LOSS)	(5,688)	(34,156)	(7,595)	(79,855)	(3,864)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	29,834	—	—	—	—
Net realized gain (loss) on shares redeemed	3,706	2,649,290	8,184	424,088	436,634
Net change in unrealized appreciation (depreciation) on investments	88,854	(2,624,773)	170,890	672,121	(379,460)
NET GAIN (LOSS) ON INVESTMENTS	122,394	24,517	179,074	1,096,209	57,174

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$116,706	$(9,639)	$171,479	$1,016,354	$53,310

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST High Yield Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$28,587,062	$328,877,212	$23,206,947	$36,399,024	$49,855,340
Net Assets	$28,587,062	$328,877,212	$23,206,947	$36,399,024	$49,855,340

NET ASSETS, representing:
Accumulation units	$28,587,062	$328,877,212	$23,206,947	$36,399,024	$49,855,340
	$28,587,062	$328,877,212	$23,206,947	$36,399,024	$49,855,340

Units outstanding	1,198,219	21,617,683	1,483,891	1,466,945	1,808,452

Portfolio shares held	1,702,624	14,151,343	1,910,037	960,650	3,384,612
Portfolio net asset value per share	$16.79	$23.24	$12.15	$37.89	$14.73
Investment in portfolio shares, at cost	$24,701,980	$304,750,834	$19,966,560	$31,269,838	$38,470,381

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST High Yield Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	294,943	4,384,605	254,323	411,512	572,198
NET INVESTMENT INCOME (LOSS)	(294,943)	(4,384,605)	(254,323)	(411,512)	(572,198)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	383,155	(4,557)	763,459	588,665	1,997,415
Net change in unrealized appreciation (depreciation) on investments	2,301,621	24,765,327	1,591,495	3,980,454	7,292,076
NET GAIN (LOSS) ON INVESTMENTS	2,684,776	24,760,770	2,354,954	4,569,119	9,289,491

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,389,833	$20,376,165	$2,100,631	$4,157,607	$8,717,293

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$121,605,561	$33,997,614	$14,424,378	$1,172,083,688	$26,335,644
Net Assets	$121,605,561	$33,997,614	$14,424,378	$1,172,083,688	$26,335,644

NET ASSETS, representing:
Accumulation units	$121,605,561	$33,997,614	$14,424,378	$1,172,083,688	$26,335,644
	$121,605,561	$33,997,614	$14,424,378	$1,172,083,688	$26,335,644

Units outstanding	4,435,515	1,292,901	1,127,509	56,019,305	1,033,220

Portfolio shares held	2,541,922	709,911	492,132	28,283,873	874,938
Portfolio net asset value per share	$47.84	$47.89	$29.31	$41.44	$30.10
Investment in portfolio shares, at cost	$104,071,079	$24,992,382	$12,665,630	$892,406,578	$18,963,457

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,364,632	394,347	225,736	15,974,494	308,293
NET INVESTMENT INCOME (LOSS)	(1,364,632)	(394,347)	(225,736)	(15,974,494)	(308,293)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,021,060	2,326,511	1,872,900	42,027,318	1,772,325
Net change in unrealized appreciation (depreciation) on investments	8,743,738	1,424,642	(1,715,435)	130,610,950	1,628,858
NET GAIN (LOSS) ON INVESTMENTS	10,764,798	3,751,153	157,465	172,638,268	3,401,183

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,400,166	$3,356,806	$(68,271)	$156,663,774	$3,092,890

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio**	AST Wellington Management Hedged Equity Portfolio**	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$—	$742,208,851	$156,174,581	$868,054,113
Net Assets	$—	$—	$742,208,851	$156,174,581	$868,054,113

NET ASSETS, representing:
Accumulation units	$—	$—	$742,208,851	$156,174,581	$868,054,113
	$—	$—	$742,208,851	$156,174,581	$868,054,113

Units outstanding	—	—	32,732,851	10,655,404	43,543,404

Portfolio shares held	—	—	26,198,689	8,666,736	34,666,698
Portfolio net asset value per share	$—	$—	$28.33	$18.02	$25.04
Investment in portfolio shares, at cost	$—	$—	$521,948,521	$129,641,955	$656,762,979

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	3/10/2023**	2/24/2023**	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	49,358	261,939	10,031,336	2,375,043	11,883,525
NET INVESTMENT INCOME (LOSS)	(49,358)	(261,939)	(10,031,336)	(2,375,043)	(11,883,525)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,327,260	21,019,919	36,430,982	6,423,673	33,415,720
Net change in unrealized appreciation (depreciation) on investments	(1,579,216)	(20,094,523)	74,315,438	7,586,388	85,472,882
NET GAIN (LOSS) ON INVESTMENTS	748,044	925,396	110,746,420	14,010,061	118,888,602

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$698,686	$663,457	$100,715,084	$11,635,018	$107,005,077

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio
ASSETS
Investment in the portfolios, at fair value	$282,856,632	$973,870,733	$472,003,862	$200,814,313	$58,570,485
Net Assets	$282,856,632	$973,870,733	$472,003,862	$200,814,313	$58,570,485

NET ASSETS, representing:
Accumulation units	$282,856,632	$973,870,733	$472,003,862	$200,814,313	$58,570,485
	$282,856,632	$973,870,733	$472,003,862	$200,814,313	$58,570,485

Units outstanding	18,153,545	48,868,766	22,751,440	4,992,666	6,079,201

Portfolio shares held	14,329,110	44,734,531	18,147,015	2,770,235	58,570,485
Portfolio net asset value per share	$19.74	$21.77	$26.01	$72.49	$1.00
Investment in portfolio shares, at cost	$241,361,872	$784,441,558	$332,317,041	$141,551,874	$58,570,485

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$2,769,582

EXPENSES
Charges for mortality and expense risk,
and for administration	3,867,712	12,413,467	6,440,718	2,170,337	631,169
NET INVESTMENT INCOME (LOSS)	(3,867,712)	(12,413,467)	(6,440,718)	(2,170,337)	2,138,413

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,895,139	36,699,617	22,937,720	11,839,140	—
Net change in unrealized appreciation (depreciation) on investments	15,822,640	105,159,613	37,546,594	55,525,682	—
NET GAIN (LOSS) ON INVESTMENTS	28,717,779	141,859,230	60,484,314	67,364,822	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$24,850,067	$129,445,763	$54,043,596	$65,194,485	$2,138,413

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST International Value Portfolio**	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$40,274,060	$—	$52,524,253	$626,248,484	$263,894,246
Net Assets	$40,274,060	$—	$52,524,253	$626,248,484	$263,894,246

NET ASSETS, representing:
Accumulation units	$40,274,060	$—	$52,524,253	$626,248,484	$263,894,246
	$40,274,060	$—	$52,524,253	$626,248,484	$263,894,246

Units outstanding	1,382,631	—	2,747,401	46,385,370	21,791,577

Portfolio shares held	577,075	—	2,062,201	71,982,584	19,946,655
Portfolio net asset value per share	$69.79	$—	$25.47	$8.70	$13.23
Investment in portfolio shares, at cost	$33,787,196	$—	$44,731,223	$588,405,121	$270,116,945

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST International Value Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	3/10/2023**	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	438,358	24,901	519,619	12,210,190	3,130,453
NET INVESTMENT INCOME (LOSS)	(438,358)	(24,901)	(519,619)	(12,210,190)	(3,130,453)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	772,257	1,610,674	1,048,259	39,264,051	(5,481,716)
Net change in unrealized appreciation (depreciation) on investments	5,132,077	(813,828)	5,859,198	40,516,062	20,335,437
NET GAIN (LOSS) ON INVESTMENTS	5,904,334	796,846	6,907,457	79,780,113	14,853,721

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,465,976	$771,945	$6,387,838	$67,569,923	$11,723,268

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio**	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples
ASSETS
Investment in the portfolios, at fair value	$—	$18,914,613	$173,134,143	$503,200	$64,222
Net Assets	$—	$18,914,613	$173,134,143	$503,200	$64,222

NET ASSETS, representing:
Accumulation units	$—	$18,914,613	$173,134,143	$503,200	$64,222
	$—	$18,914,613	$173,134,143	$503,200	$64,222

Units outstanding	—	2,022,100	9,238,289	13,589	2,658

Portfolio shares held	—	2,094,641	7,993,266	7,624	1,455
Portfolio net asset value per share	$—	$9.03	$21.66	$66.00	$44.13
Investment in portfolio shares, at cost	$—	$17,727,000	$134,517,041	$515,543	$69,119

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	1/20/2023**	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$140

EXPENSES
Charges for mortality and expense risk,
and for administration	4,393	226,168	2,332,506	7,198	952
NET INVESTMENT INCOME (LOSS)	(4,393)	(226,168)	(2,332,506)	(7,198)	(812)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	24,617	10,734
Net realized gain (loss) on shares redeemed	610,632	98,518	7,926,971	(12,145)	(4,587)
Net change in unrealized appreciation (depreciation) on investments	(243,041)	1,959,985	12,443,907	126,029	(3,348)
NET GAIN (LOSS) ON INVESTMENTS	367,591	2,058,503	20,370,878	138,501	2,799

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$363,198	$1,832,335	$18,038,372	$131,303	$1,987

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
ASSETS
Investment in the portfolios, at fair value	$294,903	$329,298	$371,325	$95,085	$225,157
Net Assets	$294,903	$329,298	$371,325	$95,085	$225,157

NET ASSETS, representing:
Accumulation units	$294,903	$329,298	$371,325	$95,085	$225,157
	$294,903	$329,298	$371,325	$95,085	$225,157

Units outstanding	17,667	8,974	14,149	3,669	9,142

Portfolio shares held	6,421	4,936	4,188	2,605	5,352
Portfolio net asset value per share	$45.93	$66.71	$88.66	$36.50	$42.07
Investment in portfolio shares, at cost	$211,352	$326,567	$322,345	$96,472	$200,951

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$1,287	$—	$—	$—	$629

EXPENSES
Charges for mortality and expense risk,
and for administration	4,006	4,792	5,001	1,321	3,043
NET INVESTMENT INCOME (LOSS)	(2,719)	(4,792)	(5,001)	(1,321)	(2,414)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	11,637	39,314	29,897	512	13,030
Net realized gain (loss) on shares redeemed	10,547	522	6,803	(2,801)	1,527
Net change in unrealized appreciation (depreciation) on investments	13,228	(36,832)	15,922	15,417	12,362
NET GAIN (LOSS) ON INVESTMENTS	35,412	3,004	52,622	13,128	26,919

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$32,693	$(1,788)	$47,621	$11,807	$24,505

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities
ASSETS
Investment in the portfolios, at fair value	$161,632	$77,936	$187,069	$23,107	$191,166
Net Assets	$161,632	$77,936	$187,069	$23,107	$191,166

NET ASSETS, representing:
Accumulation units	$161,632	$77,936	$187,069	$23,107	$191,166
	$161,632	$77,936	$187,069	$23,107	$191,166

Units outstanding	10,530	2,831	7,809	1,600	10,858

Portfolio shares held	3,409	2,596	4,355	606	5,107
Portfolio net asset value per share	$47.41	$30.02	$42.96	$38.14	$37.43
Investment in portfolio shares, at cost	$179,209	$82,963	$178,001	$18,914	$204,430

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$1,661	$—	$34	$205	$2,510

EXPENSES
Charges for mortality and expense risk,
and for administration	2,060	1,071	2,547	324	2,601
NET INVESTMENT INCOME (LOSS)	(399)	(1,071)	(2,513)	(119)	(91)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	27,790	2,241	8,464	—	—
Net realized gain (loss) on shares redeemed	(1,325)	(2,322)	(1,073)	736	(4,687)
Net change in unrealized appreciation (depreciation) on investments	(12,976)	10,446	14,682	5,098	(14,358)
NET GAIN (LOSS) ON INVESTMENTS	13,489	10,365	22,073	5,834	(19,045)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,090	$9,294	$19,560	$5,715	$(19,136)

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)	AST Bond Portfolio 2022**
ASSETS
Investment in the portfolios, at fair value	$211,761	$206,963	$14,599	$275,859	$—
Net Assets	$211,761	$206,963	$14,599	$275,859	$—

NET ASSETS, representing:
Accumulation units	$211,761	$206,963	$14,599	$275,859	$—
	$211,761	$206,963	$14,599	$275,859	$—

Units outstanding	6,028	9,426	773	39,700	—

Portfolio shares held	4,103	4,108	7,725	10,904	—
Portfolio net asset value per share	$51.61	$50.38	$1.89	$25.30	$—
Investment in portfolio shares, at cost	$232,204	$172,308	$19,725	$275,713	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	1/3/2023**

INVESTMENT INCOME
Dividend income	$—	$921	$249	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,940	2,786	260	4,753	—
NET INVESTMENT INCOME (LOSS)	(2,940)	(1,865)	(11)	(4,753)	—

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	32,563	13,040	—	28,325	—
Net realized gain (loss) on shares redeemed	(5,318)	3,204	(1,375)	(9,545)	—
Net change in unrealized appreciation (depreciation) on investments	20,658	17,379	3,341	61,872	—
NET GAIN (LOSS) ON INVESTMENTS	47,903	33,623	1,966	80,652	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$44,963	$31,758	$1,955	$75,899	$—

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio**	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio**
ASSETS
Investment in the portfolios, at fair value	$70,544,792	$—	$75,440	$—	$—
Net Assets	$70,544,792	$—	$75,440	$—	$—

NET ASSETS, representing:
Accumulation units	$70,544,792	$—	$75,440	$—	$—
	$70,544,792	$—	$75,440	$—	$—

Units outstanding	4,274,298	—	2,079	—	—

Portfolio shares held	3,032,880	—	2,906	—	—
Portfolio net asset value per share	$23.26	$—	$25.96	$12.98	$—
Investment in portfolio shares, at cost	$53,202,282	$—	$63,025	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	1/20/2023**	12/31/2023	12/31/2023	2/24/2023**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	448,124	83,266	1,323	81,180	128,760
NET INVESTMENT INCOME (LOSS)	(448,124)	(83,266)	(1,323)	(81,180)	(128,760)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	6,751	—	—
Net realized gain (loss) on shares redeemed	3,840,237	14,133,227	2,435	266,278	6,651,426
Net change in unrealized appreciation (depreciation) on investments	7,638,483	(10,821,685)	9,446	(21,082)	(4,889,260)
NET GAIN (LOSS) ON INVESTMENTS	11,478,720	3,311,542	18,632	245,196	1,762,166

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,030,596	$3,228,276	$17,309	$164,016	$1,633,406

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio**	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$6,161,178	$18,455,415	$1,542,791,927	$32,697,646
Net Assets	$—	$6,161,178	$18,455,415	$1,542,791,927	$32,697,646

NET ASSETS, representing:
Accumulation units	$—	$6,161,178	$18,455,415	$1,542,791,927	$32,697,646
	$—	$6,161,178	$18,455,415	$1,542,791,927	$32,697,646

Units outstanding	—	631,737	765,987	141,327,394	1,267,173

Portfolio shares held	—	504,188	599,007	114,791,066	1,041,658
Portfolio net asset value per share	$—	$12.22	$30.81	$13.44	$31.39
Investment in portfolio shares, at cost	$—	$5,949,906	$13,903,002	$1,320,596,764	$28,927,323
STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	3/10/2023**	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,645	85,416	208,013	29,476,806	332,247
NET INVESTMENT INCOME (LOSS)	(1,645)	(85,416)	(208,013)	(29,476,806)	(332,247)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(86,794)	40,239	1,197,300	16,333,524	157,224
Net change in unrealized appreciation (depreciation) on investments	139,187	213,853	1,143,330	126,536,588	6,237,681
NET GAIN (LOSS) ON INVESTMENTS	52,393	254,092	2,340,630	142,870,112	6,394,905

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$50,748	$168,676	$2,132,617	$113,393,306	$6,062,658

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio**	AST Prudential Flexible Multi-Strategy Portfolio**	AST Franklin 85/15 Diversified Allocation Portfolio**
ASSETS
Investment in the portfolios, at fair value	$402,110	$233,243,703	$—	$—	$—
Net Assets	$402,110	$233,243,703	$—	$—	$—

NET ASSETS, representing:
Accumulation units	$402,110	$233,243,703	$—	$—	$—
	$402,110	$233,243,703	$—	$—	$—

Units outstanding	36,317	13,371,969	—	—	—

Portfolio shares held	29,117	11,586,870	—	—	—
Portfolio net asset value per share	$13.81	$20.13	$—	$—	$—
Investment in portfolio shares, at cost	$388,803	$202,917,322	$—	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	2/24/2023**	2/24/2023**	2/24/2023**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7,396	2,861,545	13,274	16,532	86,799
NET INVESTMENT INCOME (LOSS)	(7,396)	(2,861,545)	(13,274)	(16,532)	(86,799)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,831	13,176,866	3,371,800	2,665,118	4,011,995
Net change in unrealized appreciation (depreciation) on investments	19,973	16,339,940	(2,946,080)	(2,283,143)	(2,783,998)
NET GAIN (LOSS) ON INVESTMENTS	22,804	29,516,806	425,720	381,975	1,227,997

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$15,408	$26,655,261	$412,446	$365,443	$1,141,198

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio**	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)**
ASSETS
Investment in the portfolios, at fair value	$622,036	$19,202,646	$—	$7,089,550	$—
Net Assets	$622,036	$19,202,646	$—	$7,089,550	$—

NET ASSETS, representing:
Accumulation units	$622,036	$19,202,646	$—	$7,089,550	$—
	$622,036	$19,202,646	$—	$7,089,550	$—

Units outstanding	65,106	2,002,961	—	503,284	—

Portfolio shares held	53,624	1,694,850	—	544,094	—
Portfolio net asset value per share	$11.60	$11.33	$—	$13.03	$—
Investment in portfolio shares, at cost	$580,156	$19,815,575	$—	$7,802,289	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	3/10/2023**	12/31/2023	4/25/2023**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$171,540	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	13,173	182,356	1,959	41,005	5,582
NET INVESTMENT INCOME (LOSS)	(13,173)	(182,356)	(1,959)	130,535	(5,582)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,454	(484,618)	200,915	(177,956)	(156,114)
Net change in unrealized appreciation (depreciation) on investments	28,685	1,585,849	(38,940)	838,245	279,542
NET GAIN (LOSS) ON INVESTMENTS	36,139	1,101,231	161,975	660,289	123,428

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$22,966	$918,875	$160,016	$790,824	$117,846

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio**
ASSETS
Investment in the portfolios, at fair value	$1,539,779	$224,434	$5,373,021	$4,828	$—
Net Assets	$1,539,779	$224,434	$5,373,021	$4,828	$—

NET ASSETS, representing:
Accumulation units	$1,539,779	$224,434	$5,373,021	$4,828	$—
	$1,539,779	$224,434	$5,373,021	$4,828	$—

Units outstanding	163,305	22,381	558,361	497	—

Portfolio shares held	138,719	21,726	484,056	443	—
Portfolio net asset value per share	$11.10	$10.33	$11.10	$10.89	$—
Investment in portfolio shares, at cost	$1,574,745	$243,706	$5,881,193	$4,582	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	2/24/2023**

INVESTMENT INCOME
Dividend income	$—	$3,120	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	29,607	3,876	109,194	489	102,286
NET INVESTMENT INCOME (LOSS)	(29,607)	(756)	(109,194)	(489)	(102,286)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(16,222)	(11,788)	(55,850)	1,463	2,923,398
Net change in unrealized appreciation (depreciation) on investments	95,795	17,028	341,710	323	(1,439,694)
NET GAIN (LOSS) ON INVESTMENTS	79,573	5,240	285,860	1,786	1,483,704

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$49,966	$4,484	$176,666	$1,297	$1,381,418

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio**	AST BlackRock 60/40 Target Allocation ETF Portfolio**	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)
ASSETS
Investment in the portfolios, at fair value	$2,866,584	$—	$—	$11,062,677	$1,012,601
Net Assets	$2,866,584	$—	$—	$11,062,677	$1,012,601

NET ASSETS, representing:
Accumulation units	$2,866,584	$—	$—	$11,062,677	$1,012,601
	$2,866,584	$—	$—	$11,062,677	$1,012,601

Units outstanding	288,347	—	—	1,298,557	72,191

Portfolio shares held	261,550	—	—	1,198,557	70,173
Portfolio net asset value per share	$10.96	$—	$—	$9.23	$14.43
Investment in portfolio shares, at cost	$3,164,790	$—	$—	$12,547,591	$1,033,399

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	2/24/2023**	2/24/2023**	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$6,639

EXPENSES
Charges for mortality and expense risk,
and for administration	53,959	52,949	37,852	234,010	3,789
NET INVESTMENT INCOME (LOSS)	(53,959)	(52,949)	(37,852)	(234,010)	2,850

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	23,288
Net realized gain (loss) on shares redeemed	(35,553)	1,173,718	950,489	(477,794)	(6,193)
Net change in unrealized appreciation (depreciation) on investments	186,158	(784,603)	(720,153)	1,054,930	85,266
NET GAIN (LOSS) ON INVESTMENTS	150,605	389,115	230,336	577,136	102,361

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$96,646	$336,166	$192,484	$343,126	$105,211

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$436,504	$5,511,011	$1,134,292	$335,065	$139,475
Net Assets	$436,504	$5,511,011	$1,134,292	$335,065	$139,475

NET ASSETS, representing:
Accumulation units	$436,504	$5,511,011	$1,134,292	$335,065	$139,475
	$436,504	$5,511,011	$1,134,292	$335,065	$139,475

Units outstanding	26,191	342,516	79,466	25,021	8,690

Portfolio shares held	19,751	196,752	152,870	33,175	4,453
Portfolio net asset value per share	$22.10	$28.01	$7.42	$10.10	$31.32
Investment in portfolio shares, at cost	$410,147	$5,040,522	$1,362,806	$560,043	$135,994

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$161	$—	$—	$—	$315

EXPENSES
Charges for mortality and expense risk,
and for administration	1,952	24,448	5,476	1,617	653
NET INVESTMENT INCOME (LOSS)	(1,791)	(24,448)	(5,476)	(1,617)	(338)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	17,432	—	15,971	—	7,007
Net realized gain (loss) on shares redeemed	490	(120,070)	(34,567)	(20,687)	(733)
Net change in unrealized appreciation (depreciation) on investments	58,770	2,005,426	214,062	63,519	18,825
NET GAIN (LOSS) ON INVESTMENTS	76,692	1,885,356	195,466	42,832	25,099

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$74,901	$1,860,908	$189,990	$41,215	$24,761

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$5,094,920	$1,763,725	$3,214,126	$4,290,269	$2,320,910
Net Assets	$5,094,920	$1,763,725	$3,214,126	$4,290,269	$2,320,910

NET ASSETS, representing:
Accumulation units	$5,094,920	$1,763,725	$3,214,126	$4,290,269	$2,320,910
	$5,094,920	$1,763,725	$3,214,126	$4,290,269	$2,320,910

Units outstanding	530,951	132,107	240,555	354,805	155,871

Portfolio shares held	444,195	77,766	101,906	183,816	165,072
Portfolio net asset value per share	$11.47	$22.68	$31.54	$23.34	$14.06
Investment in portfolio shares, at cost	$5,555,847	$1,862,335	$3,529,234	$4,553,669	$2,389,280

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$142,088	$30,065	$107,355	$81,021	$36,649

EXPENSES
Charges for mortality and expense risk,
and for administration	25,527	8,879	16,732	21,815	12,518
NET INVESTMENT INCOME (LOSS)	116,561	21,186	90,623	59,206	24,131

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	71,759	180,072	148,070	20,273
Net realized gain (loss) on shares redeemed	(59,464)	(28,155)	(17,342)	(93,624)	(36,741)
Net change in unrealized appreciation (depreciation) on investments	242,423	85,698	(339,562)	373,907	326,931
NET GAIN (LOSS) ON INVESTMENTS	182,959	129,302	(176,832)	428,353	310,463

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$299,520	$150,488	$(86,209)	$487,559	$334,594

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$4,847,096	$1,108,440	$285,125	$6,930,380	$2,157,111
Net Assets	$4,847,096	$1,108,440	$285,125	$6,930,380	$2,157,111

NET ASSETS, representing:
Accumulation units	$4,847,096	$1,108,440	$285,125	$6,930,380	$2,157,111
	$4,847,096	$1,108,440	$285,125	$6,930,380	$2,157,111

Units outstanding	535,378	87,189	26,827	490,216	152,829

Portfolio shares held	518,406	82,351	16,330	72,418	37,620
Portfolio net asset value per share	$9.35	$13.46	$17.46	$95.70	$57.34
Investment in portfolio shares, at cost	$5,219,156	$1,169,501	$385,046	$7,010,191	$2,068,660

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$152,929	$17,262	$62	$9,776	$24,084

EXPENSES
Charges for mortality and expense risk,
and for administration	24,252	5,012	1,142	31,968	11,113
NET INVESTMENT INCOME (LOSS)	128,677	12,250	(1,080)	(22,192)	12,971

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	2,796	310,943	104,939
Net realized gain (loss) on shares redeemed	(53,689)	(15,774)	(13,739)	(332,492)	(7,853)
Net change in unrealized appreciation (depreciation) on investments	112,298	176,085	43,138	1,825,452	331,100
NET GAIN (LOSS) ON INVESTMENTS	58,609	160,311	32,195	1,803,903	428,186

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$187,286	$172,561	$31,115	$1,781,711	$441,157

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$457,244	$858,727	$1,148,496	$629,508	$951,703
Net Assets	$457,244	$858,727	$1,148,496	$629,508	$951,703

NET ASSETS, representing:
Accumulation units	$457,244	$858,727	$1,148,496	$629,508	$951,703
	$457,244	$858,727	$1,148,496	$629,508	$951,703

Units outstanding	43,206	77,788	81,329	43,323	74,689

Portfolio shares held	26,693	34,418	52,252	65,506	117,349
Portfolio net asset value per share	$17.13	$24.95	$21.98	$9.61	$8.11
Investment in portfolio shares, at cost	$493,173	$971,137	$1,157,515	$655,638	$1,013,383

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$4,617	$10,110	$5,830	$8,258	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,096	4,451	5,267	3,255	4,258
NET INVESTMENT INCOME (LOSS)	2,521	5,659	563	5,003	(4,258)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	23,635	44,239
Net realized gain (loss) on shares redeemed	(5,254)	(26,531)	(54,258)	(45,517)	(3,124)
Net change in unrealized appreciation (depreciation) on investments	45,171	132,204	272,383	87,204	238,527
NET GAIN (LOSS) ON INVESTMENTS	39,917	105,673	218,125	65,322	279,642

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$42,438	$111,332	$218,688	$70,325	$275,384

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$2,217,610	$768,522	$7,072,982	$5,943,747	$3,975,649
Net Assets	$2,217,610	$768,522	$7,072,982	$5,943,747	$3,975,649

NET ASSETS, representing:
Accumulation units	$2,217,610	$768,522	$7,072,982	$5,943,747	$3,975,649
	$2,217,610	$768,522	$7,072,982	$5,943,747	$3,975,649

Units outstanding	154,734	61,769	550,058	440,997	326,001

Portfolio shares held	209,209	41,836	328,365	126,922	68,558
Portfolio net asset value per share	$10.60	$18.37	$21.54	$46.83	$57.99
Investment in portfolio shares, at cost	$2,448,289	$749,741	$7,051,940	$5,685,862	$4,132,794

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$37,350	$—	$99,316	$14,001	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	10,935	4,170	32,955	29,482	18,005
NET INVESTMENT INCOME (LOSS)	26,415	(4,170)	66,361	(15,481)	(18,005)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	104,917	12,209	203,879	192,133	—
Net realized gain (loss) on shares redeemed	(37,959)	(9,315)	(23,581)	(105,155)	(146,592)
Net change in unrealized appreciation (depreciation) on investments	130,318	293,918	896,322	1,354,248	1,414,958
NET GAIN (LOSS) ON INVESTMENTS	197,276	296,812	1,076,620	1,441,226	1,268,366

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$223,691	$292,642	$1,142,981	$1,425,745	$1,250,361

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$4,151,431	$718,201	$6,268,697	$72,178	$352,004
Net Assets	$4,151,431	$718,201	$6,268,697	$72,178	$352,004

NET ASSETS, representing:
Accumulation units	$4,151,431	$718,201	$6,268,697	$72,178	$352,004
	$4,151,431	$718,201	$6,268,697	$72,178	$352,004

Units outstanding	382,700	47,376	836,518	7,113	38,690

Portfolio shares held	122,245	56,241	788,515	1,317	12,814
Portfolio net asset value per share	$33.96	$12.77	$7.95	$54.80	$27.47
Investment in portfolio shares, at cost	$4,291,623	$725,321	$7,189,284	$64,306	$364,756

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$10,423	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	22,659	2,910	127,404	428	1,560
NET INVESTMENT INCOME (LOSS)	(22,659)	7,513	(127,404)	(428)	(1,560)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	27,206	—	—	—
Net realized gain (loss) on shares redeemed	(107,634)	(14,012)	(254,754)	16	(763)
Net change in unrealized appreciation (depreciation) on investments	271,380	66,428	573,690	11,056	63,377
NET GAIN (LOSS) ON INVESTMENTS	163,746	79,622	318,936	11,072	62,614

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$141,087	$87,135	$191,532	$10,644	$61,054

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$4,606,924	$1,799,624	$31,125,637	$1,002,238	$3,242,450
Net Assets	$4,606,924	$1,799,624	$31,125,637	$1,002,238	$3,242,450

NET ASSETS, representing:
Accumulation units	$4,606,924	$1,799,624	$31,125,637	$1,002,238	$3,242,450
	$4,606,924	$1,799,624	$31,125,637	$1,002,238	$3,242,450

Units outstanding	341,639	172,879	2,911,249	113,429	320,268

Portfolio shares held	108,500	46,370	705,637	78,916	492,774
Portfolio net asset value per share	$42.46	$38.81	$44.11	$12.70	$6.58
Investment in portfolio shares, at cost	$4,364,679	$1,723,038	$27,153,259	$968,441	$3,080,267

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7,034	8,848	156,237	7,336	14,827
NET INVESTMENT INCOME (LOSS)	(7,034)	(8,848)	(156,237)	(7,336)	(14,827)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	32,677	(34,504)	339,927	286	(14,953)
Net change in unrealized appreciation (depreciation) on investments	131,024	261,398	4,043,863	51,011	331,131
NET GAIN (LOSS) ON INVESTMENTS	163,701	226,894	4,383,790	51,297	316,178

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$156,667	$218,046	$4,227,553	$43,961	$301,351

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)**	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$604,887	$—	$2,918,598	$789,089	$4,109,479
Net Assets	$604,887	$—	$2,918,598	$789,089	$4,109,479

NET ASSETS, representing:
Accumulation units	$604,887	$—	$2,918,598	$789,089	$4,109,479
	$604,887	$—	$2,918,598	$789,089	$4,109,479

Units outstanding	55,622	—	279,782	68,222	450,016

Portfolio shares held	6,255	—	20,740	15,713	288,993
Portfolio net asset value per share	$96.71	$—	$140.72	$50.22	$14.22
Investment in portfolio shares, at cost	$541,706	$—	$2,477,743	$694,536	$4,128,405

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/8/2023**	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,937	595	13,004	4,319	18,287
NET INVESTMENT INCOME (LOSS)	(1,937)	(595)	(13,004)	(4,319)	(18,287)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,440	20,906	(14,270)	7,191	(33,187)
Net change in unrealized appreciation (depreciation) on investments	106,837	8,440	1,050,051	99,497	280,447
NET GAIN (LOSS) ON INVESTMENTS	108,277	29,346	1,035,781	106,688	247,260

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$106,340	$28,751	$1,022,777	$102,369	$228,973

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$2,307,961	$9,018,198	$334,925	$71,054	$21,898
Net Assets	$2,307,961	$9,018,198	$334,925	$71,054	$21,898

NET ASSETS, representing:
Accumulation units	$2,307,961	$9,018,198	$334,925	$71,054	$21,898
	$2,307,961	$9,018,198	$334,925	$71,054	$21,898

Units outstanding	233,030	779,932	20,869	6,070	1,762

Portfolio shares held	39,786	78,515	9,493	2,417	2,555
Portfolio net asset value per share	$58.01	$114.86	$35.28	$29.40	$8.57
Investment in portfolio shares, at cost	$2,184,636	$7,922,422	$325,983	$73,323	$25,973

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$1,306	$274	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	10,608	40,930	1,397	203	57
NET INVESTMENT INCOME (LOSS)	(10,608)	(40,930)	(91)	71	(57)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	15,911	2,843	153
Net realized gain (loss) on shares redeemed	(26,774)	29,431	(336)	(2,972)	(153)
Net change in unrealized appreciation (depreciation) on investments	327,638	1,665,137	31,321	10,050	3,055
NET GAIN (LOSS) ON INVESTMENTS	300,864	1,694,568	46,896	9,921	3,055

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$290,256	$1,653,638	$46,805	$9,992	$2,998

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$22,132	$33,485	$—	$39,592	$71,774
Net Assets	$22,132	$33,485	$—	$39,592	$71,774

NET ASSETS, representing:
Accumulation units	$22,132	$33,485	$—	$39,592	$71,774
	$22,132	$33,485	$—	$39,592	$71,774

Units outstanding	2,434	2,865	—	3,211	5,104

Portfolio shares held	4,471	1,224	—	1,868	1,970
Portfolio net asset value per share	$4.95	$27.35	$38.67	$21.20	$36.44
Investment in portfolio shares, at cost	$27,253	$42,354	$—	$44,097	$83,532

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$828	$—	$—	$140	$407

EXPENSES
Charges for mortality and expense risk,
and for administration	87	131	—	146	254
NET INVESTMENT INCOME (LOSS)	741	(131)	—	(6)	153

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	1,848
Net realized gain (loss) on shares redeemed	(250)	(451)	—	(436)	(401)
Net change in unrealized appreciation (depreciation) on investments	851	3,040	—	8,990	7,595
NET GAIN (LOSS) ON INVESTMENTS	601	2,589	—	8,554	9,042

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,342	$2,458	$—	$8,548	$9,195

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	DFA VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	American Funds IS U.S. Government Securities Fund® (Class 1)	American Funds IS The Bond Fund of America® (Class 1)
ASSETS
Investment in the portfolios, at fair value	$95,896	$54,334	$313,827	$408,543	$205,193
Net Assets	$95,896	$54,334	$313,827	$408,543	$205,193

NET ASSETS, representing:
Accumulation units	$95,896	$54,334	$313,827	$408,543	$205,193
	$95,896	$54,334	$313,827	$408,543	$205,193

Units outstanding	8,546	3,215	21,780	42,297	21,363

Portfolio shares held	9,064	2,404	16,500	41,225	21,509
Portfolio net asset value per share	$10.58	$22.60	$19.02	$9.91	$9.54
Investment in portfolio shares, at cost	$118,140	$53,851	$366,393	$431,672	$203,187

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	DFA VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	American Funds IS U.S. Government Securities Fund® (Class 1)	American Funds IS The Bond Fund of America® (Class 1)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$2,072	$774	$—	$14,185	$6,221

EXPENSES
Charges for mortality and expense risk,
and for administration	338	354	1,097	1,191	450
NET INVESTMENT INCOME (LOSS)	1,734	420	(1,097)	12,994	5,771

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	3,446	5,356	—	—
Net realized gain (loss) on shares redeemed	(4,527)	(136)	(6,757)	(981)	(2,725)
Net change in unrealized appreciation (depreciation) on investments	11,050	5,048	114,662	1,879	4,386
NET GAIN (LOSS) ON INVESTMENTS	6,523	8,358	113,261	898	1,661

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,257	$8,778	$112,164	$13,892	$7,432

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Vanguard International Portfolio	Vanguard Diversified Value Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Mid-Cap Index Portfolio	Vanguard Equity Index Portfolio
ASSETS
Investment in the portfolios, at fair value	$271,017	$222,946	$150,905	$119,036	$4,290
Net Assets	$271,017	$222,946	$150,905	$119,036	$4,290

NET ASSETS, representing:
Accumulation units	$271,017	$222,946	$150,905	$119,036	$4,290
	$271,017	$222,946	$150,905	$119,036	$4,290

Units outstanding	23,153	14,999	13,018	9,171	292

Portfolio shares held	11,030	14,264	7,155	4,974	70
Portfolio net asset value per share	$24.57	$15.63	$21.09	$23.93	$60.89
Investment in portfolio shares, at cost	$362,819	$221,007	$148,280	$137,956	$3,894

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard International Portfolio	Vanguard Diversified Value Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Mid-Cap Index Portfolio	Vanguard Equity Index Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$3,184	$2,858	$1,262	$1,603	$54

EXPENSES
Charges for mortality and expense risk,
and for administration	1,776	1,529	661	839	29
NET INVESTMENT INCOME (LOSS)	1,408	1,329	601	764	25

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	6,865	10,862	529	2,012	119
Net realized gain (loss) on shares redeemed	(4,961)	(438)	(4,919)	(1,490)	2
Net change in unrealized appreciation (depreciation) on investments	23,779	24,501	11,244	14,265	720
NET GAIN (LOSS) ON INVESTMENTS	25,683	34,925	6,854	14,787	841

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$27,091	$36,254	$7,455	$15,551	$866

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	MFS® Utilities Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$11,602	$102,692	$66,621	$146,493	$16,998
Net Assets	$11,602	$102,692	$66,621	$146,493	$16,998

NET ASSETS, representing:
Accumulation units	$11,602	$102,692	$66,621	$146,493	$16,998
	$11,602	$102,692	$66,621	$146,493	$16,998

Units outstanding	1,218	10,637	5,918	10,537	1,557

Portfolio shares held	992	9,194	5,148	7,167	527
Portfolio net asset value per share	$11.70	$11.17	$12.94	$20.44	$32.25
Investment in portfolio shares, at cost	$13,806	$119,329	$99,574	$171,323	$17,420

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	MFS® Utilities Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$369	$2,610	$—	$2,927	$264

EXPENSES
Charges for mortality and expense risk,
and for administration	46	399	208	539	57
NET INVESTMENT INCOME (LOSS)	323	2,211	(208)	2,388	207

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	19,591	409
Net realized gain (loss) on shares redeemed	(126)	(824)	(1,022)	(1,189)	394
Net change in unrealized appreciation (depreciation) on investments	567	4,113	7,812	(3,132)	(517)
NET GAIN (LOSS) ON INVESTMENTS	441	3,289	6,790	15,270	286

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$764	$5,500	$6,582	$17,658	$493

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Equity Income Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Short-Term Investment Grade Portfolio
ASSETS
Investment in the portfolios, at fair value	$59,676	$30,467	$141,743	$23,020	$116,498
Net Assets	$59,676	$30,467	$141,743	$23,020	$116,498

NET ASSETS, representing:
Accumulation units	$59,676	$30,467	$141,743	$23,020	$116,498
	$59,676	$30,467	$141,743	$23,020	$116,498

Units outstanding	5,997	3,330	10,624	2,171	11,563

Portfolio shares held	5,006	2,866	5,928	3,123	11,300
Portfolio net asset value per share	$11.92	$10.63	$23.91	$7.37	$10.31
Investment in portfolio shares, at cost	$58,985	$32,317	$156,561	$23,607	$114,577

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Equity Income Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Short-Term Investment Grade Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$560	$725	$3,527	$1,062	$853

EXPENSES
Charges for mortality and expense risk,
and for administration	214	240	1,098	182	705
NET INVESTMENT INCOME (LOSS)	346	485	2,429	880	148

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,057	—	6,896	—	—
Net realized gain (loss) on shares redeemed	(44)	(23)	(193)	(15)	(14)
Net change in unrealized appreciation (depreciation) on investments	4,840	912	395	1,366	4,070
NET GAIN (LOSS) ON INVESTMENTS	5,853	889	7,098	1,351	4,056

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,199	$1,374	$9,527	$2,231	$4,204

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class I)	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Growth Portfolio	DFA VA International Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$46,730	$117,237	$4,882	$148,601	$150,750
Net Assets	$46,730	$117,237	$4,882	$148,601	$150,750

NET ASSETS, representing:
Accumulation units	$46,730	$117,237	$4,882	$148,601	$150,750
	$46,730	$117,237	$4,882	$148,601	$150,750

Units outstanding	2,617	8,156	399	10,585	11,210

Portfolio shares held	1,095	2,371	210	5,864	11,076
Portfolio net asset value per share	$42.69	$49.45	$23.29	$25.34	$13.61
Investment in portfolio shares, at cost	$46,568	$112,375	$4,751	$171,679	$148,619

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class I)	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Growth Portfolio	DFA VA International Value Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$1,121	$92	$303	$6,838

EXPENSES
Charges for mortality and expense risk,
and for administration	164	766	34	1,065	445
NET INVESTMENT INCOME (LOSS)	(164)	355	58	(762)	6,393

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	5,463	178	—	1,365
Net realized gain (loss) on shares redeemed	5,583	(50)	—	(378)	498
Net change in unrealized appreciation (depreciation) on investments	(5,871)	17,127	345	42,824	2,912
NET GAIN (LOSS) ON INVESTMENTS	(288)	22,540	523	42,446	4,775

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(452)	$22,895	$581	$41,684	$11,168

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	American Funds IS Washington Mutual Investors Fund (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)	Fidelity® VIP Technology Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$8,154	$50,376	$232,565	$32,573	$9,856
Net Assets	$8,154	$50,376	$232,565	$32,573	$9,856

NET ASSETS, representing:
Accumulation units	$8,154	$50,376	$232,565	$32,573	$9,856
	$8,154	$50,376	$232,565	$32,573	$9,856

Units outstanding	691	3,473	14,379	2,292	511

Portfolio shares held	828	3,477	2,339	550	307
Portfolio net asset value per share	$9.85	$14.49	$99.44	$59.26	$32.11
Investment in portfolio shares, at cost	$7,936	$45,922	$211,186	$28,221	$6,862

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	American Funds IS Washington Mutual Investors Fund (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)	Fidelity® VIP Technology Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$552	$810	$926	$416	$11

EXPENSES
Charges for mortality and expense risk,
and for administration	38	303	511	127	29
NET INVESTMENT INCOME (LOSS)	514	507	415	289	(18)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	105	2,245	619	194
Net realized gain (loss) on shares redeemed	—	1,132	101	59	29
Net change in unrealized appreciation (depreciation) on investments	335	3,663	21,273	3,734	2,933
NET GAIN (LOSS) ON INVESTMENTS	335	4,900	23,619	4,412	3,156

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$849	$5,407	$24,034	$4,701	$3,138

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	MFS® Value Series (Initial Class)	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$60,757	$4,824,574	$41,710	$59,975	$34,546
Net Assets	$60,757	$4,824,574	$41,710	$59,975	$34,546

NET ASSETS, representing:
Accumulation units	$60,757	$4,824,574	$41,710	$59,975	$34,546
	$60,757	$4,824,574	$41,710	$59,975	$34,546

Units outstanding	3,944	470,564	3,258	5,817	2,374

Portfolio shares held	2,934	482,457	1,961	5,284	1,688
Portfolio net asset value per share	$20.71	$10.00	$21.27	$11.35	$20.47
Investment in portfolio shares, at cost	$59,824	$4,824,574	$39,459	$61,006	$32,932

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	MFS® Value Series (Initial Class)	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)
	2/1/2023*	2/1/2023*	1/1/2023***	1/1/2023***	1/1/2023***
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$474	$100,975	$—	$2,415	$266

EXPENSES
Charges for mortality and expense risk,
and for administration	297	27,272	44	209	27
NET INVESTMENT INCOME (LOSS)	177	73,703	(44)	2,206	239

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,378	—	—	—	—
Net realized gain (loss) on shares redeemed	(10)	—	1	38	(2)
Net change in unrealized appreciation (depreciation) on investments	933	—	2,251	(1,031)	1,614
NET GAIN (LOSS) ON INVESTMENTS	3,301	—	2,252	(993)	1,612

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,478	$73,703	$2,208	$1,213	$1,851
*Date subaccount became available for investment.

***Subaccount became available for investment prior to 2023 but had no activity until 2023.

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class I)	DFA VA International Small Portfolio	DFA VA U.S. Large Value Portfolio	Fidelity® VIP Strategic Income Portfolio (Initial Class)	ClearBridge Variable Appreciation Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$114,115	$50,545	$25,023	$65,261	$39,506
Net Assets	$114,115	$50,545	$25,023	$65,261	$39,506

NET ASSETS, representing:
Accumulation units	$114,115	$50,545	$25,023	$65,261	$39,506
	$114,115	$50,545	$25,023	$65,261	$39,506

Units outstanding	8,215	4,265	1,917	6,232	2,757

Portfolio shares held	8,819	4,255	769	6,227	681
Portfolio net asset value per share	$12.94	$11.88	$32.54	$10.48	$58.03
Investment in portfolio shares, at cost	$109,234	$49,546	$23,631	$65,215	$38,590

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class I)	DFA VA International Small Portfolio	DFA VA U.S. Large Value Portfolio	Fidelity® VIP Strategic Income Portfolio (Initial Class)	ClearBridge Variable Appreciation Portfolio (Class I)
	1/1/2023***	1/1/2023***	1/1/2023***	1/1/2023***	1/1/2023***
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$1,928	$1,507	$537	$2,828	$348

EXPENSES
Charges for mortality and expense risk,
and for administration	275	235	120	198	119
NET INVESTMENT INCOME (LOSS)	1,653	1,272	417	2,630	229

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	4,322	—	327	—	809
Net realized gain (loss) on shares redeemed	92	(60)	3	(878)	269
Net change in unrealized appreciation (depreciation) on investments	4,881	999	1,392	46	916
NET GAIN (LOSS) ON INVESTMENTS	9,295	939	1,722	(832)	1,994

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,948	$2,211	$2,139	$1,798	$2,223

***Subaccount became available for investment prior to 2023 but had no activity until 2023.

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	MFS® Technology Portfolio (Initial Class)	BlackRock Equity Dividend V.I. Fund (Class I)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$80,233	$33,155	$26,103	$1,827
Net Assets	$80,233	$33,155	$26,103	$1,827

NET ASSETS, representing:
Accumulation units	$80,233	$33,155	$26,103	$1,827
	$80,233	$33,155	$26,103	$1,827

Units outstanding	5,396	2,485	1,889	155

Portfolio shares held	2,637	3,119	1,738	53
Portfolio net asset value per share	$30.43	$10.63	$15.02	$34.27
Investment in portfolio shares, at cost	$72,738	$32,725	$24,082	$1,666

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Technology Portfolio (Initial Class)	BlackRock Equity Dividend V.I. Fund (Class I)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)
	1/1/2023***	1/1/2023***	1/1/2023***	1/1/2023***
	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$109	$500	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	80	14	10	1
NET INVESTMENT INCOME (LOSS)	(80)	95	490	(1)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,390	—	—
Net realized gain (loss) on shares redeemed	(2)	—	1	3
Net change in unrealized appreciation (depreciation) on investments	7,495	431	2,021	161
NET GAIN (LOSS) ON INVESTMENTS	7,493	1,821	2,022	164

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,413	$1,916	$2,512	$163

***Subaccount became available for investment prior to 2023 but had no activity until 2023.
The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$144,085	$(106,553)	$(203,838)	$(210,239)	$(109,220)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	225,648	1,333,903	1,112,654	170,842
Net change in unrealized appreciation (depreciation) on investments	—	318,604	2,777,987	915,622	666,718
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	144,085	437,699	3,908,052	1,818,037	728,340

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	96,274	167,435	3,255	26,127	146,396
Annuity payments	(30,302)	(91,182)	(393,638)	(125,333)	(82,323)
Surrenders, withdrawals and death benefits	(762,658)	(1,255,587)	(1,315,055)	(1,543,075)	(991,493)
Net transfers between other subaccounts
or fixed rate option	380,819	185,655	2,595,767	(38,878)	48,653
Miscellaneous transactions	(991)	247	72	(277)	(482)
Other charges	(3,702)	(1,800)	(5,685)	(13,833)	(7,982)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(320,560)	(995,232)	884,716	(1,695,269)	(887,231)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(176,475)	(557,533)	4,792,768	122,768	(158,891)

NET ASSETS
Beginning of period	4,331,371	8,121,992	13,202,386	14,636,602	7,667,786
End of period	$4,154,896	$7,564,459	$17,995,154	$14,759,370	$7,508,895

Beginning units	3,687,619	3,122,439	2,642,184	3,162,673	1,544,237
Units issued	700,259	104,011	414,478	35,612	35,669
Units redeemed	(966,069)	(524,523)	(322,596)	(374,752)	(217,850)
Ending units	3,421,809	2,701,927	2,734,066	2,823,533	1,362,056
The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(415,488)	$(46,013)	$(285,329)	$(110,185)	$(4,160)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,422,481	214,004	2,022,162	379,972	(1,993)
Net change in unrealized appreciation (depreciation) on investments	6,801,622	365,353	6,423,275	1,202,169	145,497
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,808,615	533,344	8,160,108	1,471,956	139,344

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	204,735	15,700	45,158	39,831	—
Annuity payments	(45,859)	(14,774)	(116,865)	(2,354)	(8,817)
Surrenders, withdrawals and death benefits	(3,905,139)	(265,827)	(1,720,002)	(864,686)	(35,763)
Net transfers between other subaccounts
or fixed rate option	(1,962,526)	5,637	(498,520)	4,792,942	(18,785)
Miscellaneous transactions	(1,220)	(80)	(145)	(684)	—
Other charges	(102,933)	(2,743)	(11,243)	(25,135)	(160)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,812,942)	(262,087)	(2,301,617)	3,939,914	(63,525)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,995,673	271,257	5,858,491	5,411,870	75,819

NET ASSETS
Beginning of period	37,882,444	3,131,256	16,740,290	7,513,070	980,854
End of period	$40,878,117	$3,402,513	$22,598,781	$12,924,940	$1,056,673

Beginning units	4,645,727	843,402	2,721,206	781,728	487,388
Units issued	98,481	22,676	12,881	576,206	5,387
Units redeemed	(664,268)	(84,138)	(305,541)	(159,741)	(34,750)
Ending units	4,079,940	781,940	2,428,546	1,198,193	458,025
The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$33,979	$(38,742)	$(50,435)	$4,028	$(10,445)
Capital gains distributions received	204,430	130,438	—	—	65,330
Net realized gain (loss) on shares redeemed	77,057	(8,470)	108,077	98,486	19,771
Net change in unrealized appreciation (depreciation) on investments	63,228	1,033,538	1,321,572	224,820	151,543
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	378,694	1,116,764	1,379,214	327,334	226,199

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,093	90	330	—	—
Annuity payments	(32,013)	(72,861)	(47,453)	(22,671)	(7,050)
Surrenders, withdrawals and death benefits	(382,165)	(547,516)	(340,618)	(359,467)	(83,862)
Net transfers between other subaccounts
or fixed rate option	10,982	(51,952)	(112,369)	(26,146)	(1,074)
Miscellaneous transactions	(1,860)	(121)	(343)	114	(37)
Other charges	(663)	(952)	(722)	(813)	(256)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(394,626)	(673,312)	(501,175)	(408,983)	(92,279)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,932)	443,452	878,039	(81,649)	133,920

NET ASSETS
Beginning of period	5,039,479	5,421,985	3,527,299	3,649,906	1,130,806
End of period	$5,023,547	$5,865,437	$4,405,338	$3,568,257	$1,264,726

Beginning units	954,096	1,404,247	774,724	845,016	229,017
Units issued	39,115	3,812	976	10,891	1,296
Units redeemed	(112,817)	(159,001)	(92,124)	(98,980)	(18,154)
Ending units	880,394	1,249,058	683,576	756,927	212,159
The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/8/2023**	12/31/2023

OPERATIONS
Net investment income (loss)	$(81,115)	$15,620	$(22,662)	$(32,865)	$(509)
Capital gains distributions received	463,362	124,012	—	—	79,606
Net realized gain (loss) on shares redeemed	155,533	39,899	(68,704)	2,129,319	(41,204)
Net change in unrealized appreciation (depreciation) on investments	1,171,539	(60,760)	464,146	(1,532,833)	163,988
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,709,319	118,771	372,780	563,621	201,881

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	219,037	—	—	220	—
Annuity payments	(35,247)	—	(1,971)	—	(2,846)
Surrenders, withdrawals and death benefits	(571,404)	(110,982)	(118,839)	(156,100)	(53,355)
Net transfers between other subaccounts
or fixed rate option	(103,766)	12,990	14,066	(2,711,019)	(31,090)
Miscellaneous transactions	1,257	(8)	(233)	16	(93)
Other charges	(1,181)	(263)	(291)	(327)	(194)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(491,304)	(98,263)	(107,268)	(2,867,210)	(87,578)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,218,015	20,508	265,512	(2,303,589)	114,303

NET ASSETS
Beginning of period	5,238,515	1,634,470	1,522,243	2,303,589	700,680
End of period	$6,456,530	$1,654,978	$1,787,755	$—	$814,983

Beginning units	921,613	306,995	355,175	537,575	296,120
Units issued	27,927	3,552	12,713	906	1,223
Units redeemed	(110,144)	(21,687)	(34,556)	(538,481)	(34,046)
Ending units	839,396	288,860	333,332	—	263,297

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	6/9/2023**	12/31/2023	12/31/2023	3/10/2023**

OPERATIONS
Net investment income (loss)	$(5,688)	$(34,156)	$(7,595)	$(79,855)	$(3,864)
Capital gains distributions received	29,834	—	—	—	—
Net realized gain (loss) on shares redeemed	3,706	2,649,290	8,184	424,088	436,634
Net change in unrealized appreciation (depreciation) on investments	88,854	(2,624,773)	170,890	672,121	(379,460)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	116,706	(9,639)	171,479	1,016,354	53,310

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	260	—	51,627	146
Annuity payments	—	(10,650)	—	(10,881)	—
Surrenders, withdrawals and death benefits	(10,829)	(224,659)	(11,154)	(444,203)	(100,307)
Net transfers between other subaccounts
or fixed rate option	10,919	(4,841,752)	(20,749)	(104,993)	(1,237,560)
Miscellaneous transactions	(19)	122	—	9	132
Other charges	(47)	(10,115)	(1,005)	(10,482)	(652)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	24	(5,086,794)	(32,908)	(518,923)	(1,338,241)

TOTAL INCREASE (DECREASE) IN NET ASSETS	116,730	(5,096,433)	138,571	497,431	(1,284,931)

NET ASSETS
Beginning of period	356,573	5,096,433	433,302	4,996,033	1,284,931
End of period	$473,303	$—	$571,873	$5,493,464	$—

Beginning units	151,486	1,347,592	149,170	984,751	575,412
Units issued	5,639	23,868	—	17,029	5,652
Units redeemed	(5,858)	(1,371,460)	(9,707)	(111,324)	(581,064)
Ending units	151,267	—	139,463	890,456	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST High Yield Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(294,943)	$(4,384,605)	$(254,323)	$(411,512)	$(572,198)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	383,155	(4,557)	763,459	588,665	1,997,415
Net change in unrealized appreciation (depreciation) on investments	2,301,621	24,765,327	1,591,495	3,980,454	7,292,076
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,389,833	20,376,165	2,100,631	4,157,607	8,717,293

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	250,319	212,885	70,309	194,388	141,996
Annuity payments	—	(923,307)	(8,218)	(6,088)	(11,898)
Surrenders, withdrawals and death benefits	(2,871,295)	(25,220,841)	(3,533,010)	(3,638,535)	(4,796,546)
Net transfers between other subaccounts
or fixed rate option	8,133,170	123,938,640	(202,804)	1,611,836	1,322,773
Miscellaneous transactions	(2,982)	(3,436)	(97)	(102)	1,049
Other charges	(230,858)	(4,025,923)	(186,182)	(316,361)	(446,941)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,278,354	93,978,018	(3,860,002)	(2,154,862)	(3,789,567)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,668,187	114,354,183	(1,759,371)	2,002,745	4,927,726

NET ASSETS
Beginning of period	20,918,875	214,523,029	24,966,318	34,396,279	44,927,614
End of period	$28,587,062	$328,877,212	$23,206,947	$36,399,024	$49,855,340

Beginning units	957,793	15,269,733	1,727,686	1,554,369	1,937,426
Units issued	535,680	15,879,372	233,482	324,381	320,353
Units redeemed	(295,254)	(9,531,422)	(477,277)	(411,805)	(449,327)
Ending units	1,198,219	21,617,683	1,483,891	1,466,945	1,808,452

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(1,364,632)	$(394,347)	$(225,736)	$(15,974,494)	$(308,293)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,021,060	2,326,511	1,872,900	42,027,318	1,772,325
Net change in unrealized appreciation (depreciation) on investments	8,743,738	1,424,642	(1,715,435)	130,610,950	1,628,858
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,400,166	3,356,806	(68,271)	156,663,774	3,092,890

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,882,691	420,255	226,463	215,157	66,227
Annuity payments	(16,259)	(14,031)	(20,103)	(564,198)	—
Surrenders, withdrawals and death benefits	(12,675,199)	(3,950,324)	(1,984,764)	(94,708,458)	(2,837,143)
Net transfers between other subaccounts
or fixed rate option	1,070,284	1,043,401	(1,991,775)	31,172,923	63,771
Miscellaneous transactions	(1,516)	(3,473)	97	6,484	(271)
Other charges	(1,040,882)	(300,143)	(177,116)	(14,021,274)	(237,685)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,780,881)	(2,804,315)	(3,947,198)	(77,899,366)	(2,945,101)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,380,715)	552,491	(4,015,469)	78,764,408	147,789

NET ASSETS
Beginning of period	122,986,276	33,445,123	18,439,847	1,093,319,280	26,187,855
End of period	$121,605,561	$33,997,614	$14,424,378	$1,172,083,688	$26,335,644

Beginning units	4,833,879	1,393,764	1,412,691	59,956,208	1,149,216
Units issued	733,538	283,536	625,714	8,748,741	154,669
Units redeemed	(1,131,902)	(384,399)	(910,896)	(12,685,644)	(270,665)
Ending units	4,435,515	1,292,901	1,127,509	56,019,305	1,033,220

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	3/10/2023**	2/24/2023**	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(49,358)	$(261,939)	$(10,031,336)	$(2,375,043)	$(11,883,525)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,327,260	21,019,919	36,430,982	6,423,673	33,415,720
Net change in unrealized appreciation (depreciation) on investments	(1,579,216)	(20,094,523)	74,315,438	7,586,388	85,472,882
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	698,686	663,457	100,715,084	11,635,018	107,005,077

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,571	1,136	361,322	128,597	971,921
Annuity payments	—	—	(22,625)	(172,234)	(116,773)
Surrenders, withdrawals and death benefits	(215,961)	(855,776)	(44,594,989)	(11,563,630)	(67,889,857)
Net transfers between other subaccounts
or fixed rate option	(17,111,612)	(111,933,717)	111,951,578	7,309,404	43,233,001
Miscellaneous transactions	69	(3)	8,756	2,015	(13,023)
Other charges	(39,686)	(230,399)	(8,052,636)	(1,518,071)	(9,963,429)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(17,364,619)	(113,018,759)	59,651,406	(5,813,919)	(33,778,160)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,665,933)	(112,355,302)	160,366,490	5,821,099	73,226,917

NET ASSETS
Beginning of period	16,665,933	112,355,302	581,842,361	150,353,482	794,827,196
End of period	$—	$—	$742,208,851	$156,174,581	$868,054,113

Beginning units	1,184,453	6,970,343	29,500,753	11,134,684	45,250,233
Units issued	106,441	299,059	11,624,591	3,780,294	9,188,382
Units redeemed	(1,290,894)	(7,269,402)	(8,392,493)	(4,259,574)	(10,895,211)
Ending units	—	—	32,732,851	10,655,404	43,543,404

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(3,867,712)	$(12,413,467)	$(6,440,718)	$(2,170,337)	$2,138,413
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,895,139	36,699,617	22,937,720	11,839,140	—
Net change in unrealized appreciation (depreciation) on investments	15,822,640	105,159,613	37,546,594	55,525,682	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	24,850,067	129,445,763	54,043,596	65,194,485	2,138,413

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	103,718	108,114	61,282	860,175	2,083,992
Annuity payments	(812,629)	(132,773)	(109,154)	(24,439)	—
Surrenders, withdrawals and death benefits	(26,905,045)	(64,226,545)	(36,259,288)	(21,783,642)	(92,210,640)
Net transfers between other subaccounts
or fixed rate option	15,337,747	211,624,442	12,589,327	(9,522,197)	82,287,526
Miscellaneous transactions	(1,804)	(13,193)	(9,851)	(8,356)	(5,818)
Other charges	(3,271,239)	(11,435,069)	(5,673,632)	(1,658,872)	(403,076)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(15,549,252)	135,924,976	(29,401,316)	(32,137,331)	(8,248,016)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,300,815	265,370,739	24,642,280	33,057,154	(6,109,603)

NET ASSETS
Beginning of period	273,555,817	708,499,994	447,361,582	167,757,159	64,680,088
End of period	$282,856,632	$973,870,733	$472,003,862	$200,814,313	$58,570,485

Beginning units	19,280,495	40,680,665	24,254,915	5,691,202	6,936,699
Units issued	7,497,466	23,783,137	3,435,626	718,673	5,353,835
Units redeemed	(8,624,416)	(15,595,036)	(4,939,101)	(1,417,209)	(6,211,333)
Ending units	18,153,545	48,868,766	22,751,440	4,992,666	6,079,201
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST International Value Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	3/10/2023**	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(438,358)	$(24,901)	$(519,619)	$(12,210,190)	$(3,130,453)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	772,257	1,610,674	1,048,259	39,264,051	(5,481,716)
Net change in unrealized appreciation (depreciation) on investments	5,132,077	(813,828)	5,859,198	40,516,062	20,335,437
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,465,976	771,945	6,387,838	67,569,923	11,723,268

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	405,034	46,304	216,591	9	958,483
Annuity payments	(13,492)	—	(8,897)	(95,597)	(76,028)
Surrenders, withdrawals and death benefits	(3,485,998)	(138,612)	(4,524,209)	(53,375,145)	(23,994,351)
Net transfers between other subaccounts
or fixed rate option	3,291,720	(11,695,453)	31,441,471	(365,173,732)	18,886,664
Miscellaneous transactions	(835)	36	385	(3,455)	119
Other charges	(325,747)	(17,474)	(413,655)	(13,219,438)	(2,513,994)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(129,318)	(11,805,199)	26,711,686	(431,867,358)	(6,739,107)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,336,658	(11,033,254)	33,099,524	(364,297,435)	4,984,161

NET ASSETS
Beginning of period	34,937,402	11,033,254	19,424,729	990,545,919	258,910,085
End of period	$40,274,060	$—	$52,524,253	$626,248,484	$263,894,246

Beginning units	1,363,900	917,437	1,152,132	79,260,281	22,452,131
Units issued	303,679	49,806	2,306,992	103,119,638	4,686,181
Units redeemed	(284,948)	(967,243)	(711,723)	(135,994,549)	(5,346,735)
Ending units	1,382,631	—	2,747,401	46,385,370	21,791,577

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	1/20/2023**	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(4,393)	$(226,168)	$(2,332,506)	$(7,198)	$(812)
Capital gains distributions received	—	—	—	24,617	10,734
Net realized gain (loss) on shares redeemed	610,632	98,518	7,926,971	(12,145)	(4,587)
Net change in unrealized appreciation (depreciation) on investments	(243,041)	1,959,985	12,443,907	126,029	(3,348)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	363,198	1,832,335	18,038,372	131,303	1,987

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	87	123,591	39,968	—	—
Annuity payments	—	—	(33,843)	—	—
Surrenders, withdrawals and death benefits	(64,504)	(1,631,192)	(11,302,136)	(21,681)	(2,090)
Net transfers between other subaccounts
or fixed rate option	(6,305,564)	821,982	8,611,890	(61,813)	964
Miscellaneous transactions	15	(673)	5,473	7	—
Other charges	(3,623)	(199,017)	(2,159,977)	(4,773)	(740)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,373,589)	(885,309)	(4,838,625)	(88,260)	(1,866)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,010,391)	947,026	13,199,747	43,043	121

NET ASSETS
Beginning of period	6,010,391	17,967,587	159,934,396	460,157	64,101
End of period	$—	$18,914,613	$173,134,143	$503,200	$64,222

Beginning units	393,140	2,121,936	9,552,841	16,086	2,717
Units issued	10,487	724,680	2,480,061	626	2,000
Units redeemed	(403,627)	(824,516)	(2,794,613)	(3,123)	(2,059)
Ending units	—	2,022,100	9,238,289	13,589	2,658

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(2,719)	$(4,792)	$(5,001)	$(1,321)	$(2,414)
Capital gains distributions received	11,637	39,314	29,897	512	13,030
Net realized gain (loss) on shares redeemed	10,547	522	6,803	(2,801)	1,527
Net change in unrealized appreciation (depreciation) on investments	13,228	(36,832)	15,922	15,417	12,362
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,693	(1,788)	47,621	11,807	24,505

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(179)	(36,880)	(20,542)	(3,389)	(10,488)
Net transfers between other subaccounts
or fixed rate option	2,582	9,732	12,205	3,136	16,338
Miscellaneous transactions	—	(4)	—	—	—
Other charges	(2,871)	(3,503)	(3,222)	(1,008)	(2,026)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(468)	(30,655)	(11,559)	(1,261)	3,824

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,225	(32,443)	36,062	10,546	28,329

NET ASSETS
Beginning of period	262,678	361,741	335,263	84,539	196,828
End of period	$294,903	$329,298	$371,325	$95,085	$225,157

Beginning units	17,651	9,672	14,638	3,706	8,924
Units issued	2,996	1,977	2,416	1,466	1,637
Units redeemed	(2,980)	(2,675)	(2,905)	(1,503)	(1,419)
Ending units	17,667	8,974	14,149	3,669	9,142

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(399)	$(1,071)	$(2,513)	$(119)	$(91)
Capital gains distributions received	27,790	2,241	8,464	—	—
Net realized gain (loss) on shares redeemed	(1,325)	(2,322)	(1,073)	736	(4,687)
Net change in unrealized appreciation (depreciation) on investments	(12,976)	10,446	14,682	5,098	(14,358)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,090	9,294	19,560	5,715	(19,136)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(6,571)	(10,391)	—	(6,681)
Net transfers between other subaccounts
or fixed rate option	13,910	7,577	14,614	(3,406)	41,461
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,441)	(619)	(1,705)	(267)	(1,879)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,469	387	2,518	(3,673)	32,901

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,559	9,681	22,078	2,042	13,765

NET ASSETS
Beginning of period	136,073	68,255	164,991	21,065	177,401
End of period	$161,632	$77,936	$187,069	$23,107	$191,166

Beginning units	9,585	2,810	7,654	1,894	9,075
Units issued	2,051	692	1,628	311	4,377
Units redeemed	(1,106)	(671)	(1,473)	(605)	(2,594)
Ending units	10,530	2,831	7,809	1,600	10,858

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	1/3/2023**

OPERATIONS
Net investment income (loss)	$(2,940)	$(1,865)	$(11)	$(4,753)	$—
Capital gains distributions received	32,563	13,040	—	28,325	—
Net realized gain (loss) on shares redeemed	(5,318)	3,204	(1,375)	(9,545)	—
Net change in unrealized appreciation (depreciation) on investments	20,658	17,379	3,341	61,872	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,963	31,758	1,955	75,899	—

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(12,004)	(2,922)	(2,082)	(83,120)	—
Net transfers between other subaccounts
or fixed rate option	4,100	4,054	(764)	—	(995)
Miscellaneous transactions	—	—	—	—	(3)
Other charges	(2,402)	(1,976)	(27)	—	(20)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,306)	(844)	(2,873)	(83,120)	(1,018)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,657	30,914	(918)	(7,221)	(1,018)

NET ASSETS
Beginning of period	177,104	176,049	15,517	283,080	1,018
End of period	$211,761	$206,963	$14,599	$275,859	$—

Beginning units	6,339	9,473	935	53,542	86
Units issued	1,364	1,924	—	—	—
Units redeemed	(1,675)	(1,971)	(162)	(13,842)	(86)
Ending units	6,028	9,426	773	39,700	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	1/20/2023**	12/31/2023	12/31/2023	2/24/2023**

OPERATIONS
Net investment income (loss)	$(448,124)	$(83,266)	$(1,323)	$(81,180)	$(128,760)
Capital gains distributions received	—	—	6,751	—	—
Net realized gain (loss) on shares redeemed	3,840,237	14,133,227	2,435	266,278	6,651,426
Net change in unrealized appreciation (depreciation) on investments	7,638,483	(10,821,685)	9,446	(21,082)	(4,889,260)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,030,596	3,228,276	17,309	164,016	1,633,406

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,800,445	583	—	—	10,847
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(13,953,995)	(298,810)	(23,905)	(211,443)	(721,582)
Net transfers between other subaccounts
or fixed rate option	(1,709,988)	(100,095,438)	—	(8,610,212)	(54,335,392)
Miscellaneous transactions	(11,217)	(45)	—	671	(166)
Other charges	(351,036)	(65,817)	(12)	(4,142)	(124,814)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(14,225,791)	(100,459,527)	(23,917)	(8,825,126)	(55,171,107)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,195,195)	(97,231,251)	(6,608)	(8,661,110)	(53,537,701)

NET ASSETS
Beginning of period	73,739,987	97,231,251	82,048	8,661,110	53,537,701
End of period	$70,544,792	$—	$75,440	$—	$—

Beginning units	5,052,491	7,639,131	2,823	885,370	3,526,092
Units issued	177,435	258,370	—	122,773	312,589
Units redeemed	(955,628)	(7,897,501)	(744)	(1,008,143)	(3,838,681)
Ending units	4,274,298	—	2,079	—	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	3/10/2023**	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(1,645)	$(85,416)	$(208,013)	$(29,476,806)	$(332,247)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(86,794)	40,239	1,197,300	16,333,524	157,224
Net change in unrealized appreciation (depreciation) on investments	139,187	213,853	1,143,330	126,536,588	6,237,681
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	50,748	168,676	2,132,617	113,393,306	6,062,658

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	399	—	238,320	—	358,867
Annuity payments	—	—	—	(98,702)	(115,269)
Surrenders, withdrawals and death benefits	(15,587)	(438,124)	(1,800,751)	(162,058,348)	(3,642,626)
Net transfers between other subaccounts
or fixed rate option	(1,366,824)	6,275,329	(8,302)	—	1,018,336
Miscellaneous transactions	4	(21)	292	(21,948)	(1,815)
Other charges	(1,171)	(125)	(150,197)	(247,085)	(258,235)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,383,179)	5,837,059	(1,720,638)	(162,426,083)	(2,640,742)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,332,431)	6,005,735	411,979	(49,032,777)	3,421,916

NET ASSETS
Beginning of period	1,332,431	155,443	18,043,436	1,591,824,704	29,275,730
End of period	$—	$6,161,178	$18,455,415	$1,542,791,927	$32,697,646

Beginning units	141,512	16,373	838,487	157,087,770	1,375,471
Units issued	87	803,976	186,004	621,084	216,870
Units redeemed	(141,599)	(188,612)	(258,504)	(16,381,460)	(325,168)
Ending units	—	631,737	765,987	141,327,394	1,267,173

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	2/24/2023**	2/24/2023**	2/24/2023**

OPERATIONS
Net investment income (loss)	$(7,396)	$(2,861,545)	$(13,274)	$(16,532)	$(86,799)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,831	13,176,866	3,371,800	2,665,118	4,011,995
Net change in unrealized appreciation (depreciation) on investments	19,973	16,339,940	(2,946,080)	(2,283,143)	(2,783,998)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,408	26,655,261	412,446	365,443	1,141,198

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	20,772	15,062	7,258	120
Annuity payments	—	(4,100)	—	—	—
Surrenders, withdrawals and death benefits	(70,305)	(15,332,329)	(297,795)	(539,487)	(378,125)
Net transfers between other subaccounts
or fixed rate option	140,038	77,073,297	(14,035,309)	(17,794,121)	(34,248,737)
Miscellaneous transactions	—	5,399	(28)	8	(13)
Other charges	(90)	(2,989,669)	(8,917)	(14,684)	(84,085)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	69,643	58,773,370	(14,326,987)	(18,341,026)	(34,710,840)

TOTAL INCREASE (DECREASE) IN NET ASSETS	85,051	85,428,631	(13,914,541)	(17,975,583)	(33,569,642)

NET ASSETS
Beginning of period	317,059	147,815,072	13,914,541	17,975,583	33,569,642
End of period	$402,110	$233,243,703	$—	$—	$—

Beginning units	29,744	9,843,966	943,614	1,384,743	2,688,225
Units issued	63,898	12,661,779	40	860	402,082
Units redeemed	(57,325)	(9,133,776)	(943,654)	(1,385,603)	(3,090,307)
Ending units	36,317	13,371,969	—	—	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	3/10/2023**	12/31/2023	4/25/2023**

OPERATIONS
Net investment income (loss)	$(13,173)	$(182,356)	$(1,959)	$130,535	$(5,582)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,454	(484,618)	200,915	(177,956)	(156,114)
Net change in unrealized appreciation (depreciation) on investments	28,685	1,585,849	(38,940)	838,245	279,542
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	22,966	918,875	160,016	790,824	117,846

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	200,851	17,837	98,447	2,196
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(83,485)	(2,200,640)	(18,437)	(828,257)	(219,753)
Net transfers between other subaccounts
or fixed rate option	(50,792)	2,176,183	(1,721,380)	(182,889)	(2,927,044)
Miscellaneous transactions	—	369	(7)	174	10
Other charges	(79)	(151,617)	(2,099)	(38,506)	(5,794)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(134,356)	25,146	(1,724,086)	(951,031)	(3,150,385)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(111,390)	944,021	(1,564,070)	(160,207)	(3,032,539)

NET ASSETS
Beginning of period	733,426	18,258,625	1,564,070	7,249,757	3,032,539
End of period	$622,036	$19,202,646	$—	$7,089,550	$—

Beginning units	79,419	1,993,118	138,596	574,240	266,841
Units issued	81,781	685,297	7,990	13,327	1,064
Units redeemed	(96,094)	(675,454)	(146,586)	(84,283)	(267,905)
Ending units	65,106	2,002,961	—	503,284	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	2/24/2023**

OPERATIONS
Net investment income (loss)	$(29,607)	$(756)	$(109,194)	$(489)	$(102,286)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(16,222)	(11,788)	(55,850)	1,463	2,923,398
Net change in unrealized appreciation (depreciation) on investments	95,795	17,028	341,710	323	(1,439,694)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	49,966	4,484	176,666	1,297	1,381,418

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	112	—	—	1,110
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(127,242)	(41,646)	(241,410)	(1,960)	(246,318)
Net transfers between other subaccounts
or fixed rate option	205,110	9,402	(44,878)	(47,227)	(37,839,026)
Miscellaneous transactions	2	148	2	—	(292)
Other charges	(424)	(604)	(1,122)	(13)	(97,413)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	77,446	(32,588)	(287,408)	(49,200)	(38,181,939)

TOTAL INCREASE (DECREASE) IN NET ASSETS	127,412	(28,104)	(110,742)	(47,903)	(36,800,521)

NET ASSETS
Beginning of period	1,412,367	252,538	5,483,763	52,731	36,800,521
End of period	$1,539,779	$224,434	$5,373,021	$4,828	$—

Beginning units	154,712	25,678	589,096	5,630	2,970,964
Units issued	31,338	3,812	308	1,619	1,110,074
Units redeemed	(22,745)	(7,109)	(31,043)	(6,752)	(4,081,038)
Ending units	163,305	22,381	558,361	497	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	2/24/2023**	2/24/2023**	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(53,959)	$(52,949)	$(37,852)	$(234,010)	$2,850
Capital gains distributions received	—	—	—	—	23,288
Net realized gain (loss) on shares redeemed	(35,553)	1,173,718	950,489	(477,794)	(6,193)
Net change in unrealized appreciation (depreciation) on investments	186,158	(784,603)	(720,153)	1,054,930	85,266
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	96,646	336,166	192,484	343,126	105,211

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	250	—	—	224,601
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(90,699)	(89,131)	(144,402)	(1,517,765)	(23,162)
Net transfers between other subaccounts
or fixed rate option	45,672	(19,160,448)	(14,263,522)	58,508	89,791
Miscellaneous transactions	130	(869)	(3,571)	(4,439)	218
Other charges	(885)	(51,701)	(28,031)	(3,989)	(3,712)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(45,782)	(19,301,899)	(14,439,526)	(1,467,685)	287,736

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,864	(18,965,733)	(14,247,042)	(1,124,559)	392,947

NET ASSETS
Beginning of period	2,815,720	18,965,733	14,247,042	12,187,236	619,654
End of period	$2,866,584	$—	$—	$11,062,677	$1,012,601

Beginning units	292,680	1,405,595	1,160,484	1,477,722	50,232
Units issued	33,195	477,772	285,650	107,965	28,070
Units redeemed	(37,528)	(1,883,367)	(1,446,134)	(287,130)	(6,111)
Ending units	288,347	—	—	1,298,557	72,191

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(1,791)	$(24,448)	$(5,476)	$(1,617)	$(338)
Capital gains distributions received	17,432	—	15,971	—	7,007
Net realized gain (loss) on shares redeemed	490	(120,070)	(34,567)	(20,687)	(733)
Net change in unrealized appreciation (depreciation) on investments	58,770	2,005,426	214,062	63,519	18,825
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	74,901	1,860,908	189,990	41,215	24,761

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	73,808	453,530	51,256	4,170	236
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,359)	(417,944)	(66,802)	(6,596)	(5,113)
Net transfers between other subaccounts
or fixed rate option	22,685	255,953	27,634	(3,474)	2,843
Miscellaneous transactions	14	1,007	(118)	6	—
Other charges	(1,804)	(25,171)	(5,558)	(1,878)	(607)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	90,344	267,375	6,412	(7,772)	(2,641)

TOTAL INCREASE (DECREASE) IN NET ASSETS	165,245	2,128,283	196,402	33,443	22,120

NET ASSETS
Beginning of period	271,259	3,382,728	937,890	301,622	117,355
End of period	$436,504	$5,511,011	$1,134,292	$335,065	$139,475

Beginning units	20,012	321,594	79,070	25,605	8,884
Units issued	7,308	96,642	8,891	1,307	273
Units redeemed	(1,129)	(75,720)	(8,495)	(1,891)	(467)
Ending units	26,191	342,516	79,466	25,021	8,690

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$116,561	$21,186	$90,623	$59,206	$24,131
Capital gains distributions received	—	71,759	180,072	148,070	20,273
Net realized gain (loss) on shares redeemed	(59,464)	(28,155)	(17,342)	(93,624)	(36,741)
Net change in unrealized appreciation (depreciation) on investments	242,423	85,698	(339,562)	373,907	326,931
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	299,520	150,488	(86,209)	487,559	334,594

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	765,949	161,164	353,845	512,731	126,992
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(184,690)	(84,664)	(255,235)	(94,936)	(176,500)
Net transfers between other subaccounts
or fixed rate option	41,987	66,336	232,884	(34,718)	(33,629)
Miscellaneous transactions	(466)	407	(1,756)	(119)	(982)
Other charges	(25,790)	(8,747)	(16,716)	(21,912)	(12,677)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	596,990	134,496	313,022	361,046	(96,796)

TOTAL INCREASE (DECREASE) IN NET ASSETS	896,510	284,984	226,813	848,605	237,798

NET ASSETS
Beginning of period	4,198,410	1,478,741	2,987,313	3,441,664	2,083,112
End of period	$5,094,920	$1,763,725	$3,214,126	$4,290,269	$2,320,910

Beginning units	465,637	121,435	217,250	322,719	162,734
Units issued	115,166	28,336	53,016	95,776	19,971
Units redeemed	(49,852)	(17,664)	(29,711)	(63,690)	(26,834)
Ending units	530,951	132,107	240,555	354,805	155,871

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$128,677	$12,250	$(1,080)	$(22,192)	$12,971
Capital gains distributions received	—	—	2,796	310,943	104,939
Net realized gain (loss) on shares redeemed	(53,689)	(15,774)	(13,739)	(332,492)	(7,853)
Net change in unrealized appreciation (depreciation) on investments	112,298	176,085	43,138	1,825,452	331,100
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	187,286	172,561	31,115	1,781,711	441,157

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	558,565	73,025	11,608	1,052,233	257,063
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(196,776)	(29,181)	(19,677)	(548,507)	(285,771)
Net transfers between other subaccounts
or fixed rate option	175,674	107,072	59,108	103,159	156,185
Miscellaneous transactions	33	(2)	3	(2,738)	(5,577)
Other charges	(25,088)	(5,019)	(1,218)	(32,201)	(10,959)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	512,408	145,895	49,824	571,946	110,941

TOTAL INCREASE (DECREASE) IN NET ASSETS	699,694	318,456	80,939	2,353,657	552,098

NET ASSETS
Beginning of period	4,147,402	789,984	204,186	4,576,723	1,605,013
End of period	$4,847,096	$1,108,440	$285,125	$6,930,380	$2,157,111

Beginning units	477,176	74,549	22,132	444,694	142,313
Units issued	118,880	18,944	7,249	200,729	55,914
Units redeemed	(60,678)	(6,304)	(2,554)	(155,207)	(45,398)
Ending units	535,378	87,189	26,827	490,216	152,829

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$2,521	$5,659	$563	$5,003	$(4,258)
Capital gains distributions received	—	—	—	23,635	44,239
Net realized gain (loss) on shares redeemed	(5,254)	(26,531)	(54,258)	(45,517)	(3,124)
Net change in unrealized appreciation (depreciation) on investments	45,171	132,204	272,383	87,204	238,527
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	42,438	111,332	218,688	70,325	275,384

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	110,639	35,208	121,630	153,617	52,063
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(11,488)	(60,066)	(113,081)	(220,241)	(79,569)
Net transfers between other subaccounts
or fixed rate option	60,457	8,692	71,427	(43,994)	200,673
Miscellaneous transactions	—	(33)	(471)	(871)	587
Other charges	(2,068)	(4,807)	(5,290)	(3,449)	(4,505)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	157,540	(21,006)	74,215	(114,938)	169,249

TOTAL INCREASE (DECREASE) IN NET ASSETS	199,978	90,326	292,903	(44,613)	444,633

NET ASSETS
Beginning of period	257,266	768,401	855,593	674,121	507,070
End of period	$457,244	$858,727	$1,148,496	$629,508	$951,703

Beginning units	27,933	80,080	75,316	52,370	58,805
Units issued	20,783	8,939	17,052	17,668	28,249
Units redeemed	(5,510)	(11,231)	(11,039)	(26,715)	(12,365)
Ending units	43,206	77,788	81,329	43,323	74,689

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$26,415	$(4,170)	$66,361	$(15,481)	$(18,005)
Capital gains distributions received	104,917	12,209	203,879	192,133	—
Net realized gain (loss) on shares redeemed	(37,959)	(9,315)	(23,581)	(105,155)	(146,592)
Net change in unrealized appreciation (depreciation) on investments	130,318	293,918	896,322	1,354,248	1,414,958
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	223,691	292,642	1,142,981	1,425,745	1,250,361

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	273,075	58,316	636,247	802,952	234,970
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(166,321)	(139,268)	(215,226)	(349,877)	(245,082)
Net transfers between other subaccounts
or fixed rate option	1,365	26,221	430,402	(91,550)	(39,051)
Miscellaneous transactions	(195)	1,118	(143)	(1,003)	502
Other charges	(10,802)	(4,286)	(33,117)	(29,515)	(19,121)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	97,122	(57,899)	818,163	331,007	(67,782)

TOTAL INCREASE (DECREASE) IN NET ASSETS	320,813	234,743	1,961,144	1,756,752	1,182,579

NET ASSETS
Beginning of period	1,896,797	533,779	5,111,838	4,186,995	2,793,070
End of period	$2,217,610	$768,522	$7,072,982	$5,943,747	$3,975,649

Beginning units	147,471	65,015	479,389	411,283	331,088
Units issued	31,623	29,527	107,915	134,253	46,055
Units redeemed	(24,360)	(32,773)	(37,246)	(104,539)	(51,142)
Ending units	154,734	61,769	550,058	440,997	326,001

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(22,659)	$7,513	$(127,404)	$(428)	$(1,560)
Capital gains distributions received	—	27,206	—	—	—
Net realized gain (loss) on shares redeemed	(107,634)	(14,012)	(254,754)	16	(763)
Net change in unrealized appreciation (depreciation) on investments	271,380	66,428	573,690	11,056	63,377
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	141,087	87,135	191,532	10,644	61,054

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	371,793	152,378	—	5,163	32,212
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(330,301)	(13,543)	(669,224)	(11,460)	(405)
Net transfers between other subaccounts
or fixed rate option	175,234	11,218	(119,932)	9,654	1,279
Miscellaneous transactions	(1,953)	(121)	—	2	—
Other charges	(22,675)	(2,809)	(2,683)	(442)	(1,738)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	192,098	147,123	(791,839)	2,917	31,348

TOTAL INCREASE (DECREASE) IN NET ASSETS	333,185	234,258	(600,307)	13,561	92,402

NET ASSETS
Beginning of period	3,818,246	483,943	6,869,004	58,617	259,602
End of period	$4,151,431	$718,201	$6,268,697	$72,178	$352,004

Beginning units	364,089	36,916	945,162	6,850	34,980
Units issued	139,311	21,790	68,270	1,796	4,154
Units redeemed	(120,700)	(11,330)	(176,914)	(1,533)	(444)
Ending units	382,700	47,376	836,518	7,113	38,690
The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(7,034)	$(8,848)	$(156,237)	$(7,336)	$(14,827)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	32,677	(34,504)	339,927	286	(14,953)
Net change in unrealized appreciation (depreciation) on investments	131,024	261,398	4,043,863	51,011	331,131
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	156,667	218,046	4,227,553	43,961	301,351

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	86,495	287,634	523,443	496,139	781,946
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(177,735)	(75,875)	(4,953,589)	(197,633)	(342,236)
Net transfers between other subaccounts
or fixed rate option	3,391,040	(301,126)	30,526,632	(885,781)	43,299
Miscellaneous transactions	(289)	(37)	(194)	652	(100)
Other charges	(7,103)	(9,398)	(144,532)	(7,059)	(15,029)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,292,408	(98,802)	25,951,760	(593,682)	467,880

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,449,075	119,244	30,179,313	(549,721)	769,231

NET ASSETS
Beginning of period	1,157,849	1,680,380	946,324	1,551,959	2,473,219
End of period	$4,606,924	$1,799,624	$31,125,637	$1,002,238	$3,242,450

Beginning units	86,903	184,913	103,783	183,139	271,128
Units issued	283,314	37,317	3,477,913	72,335	105,167
Units redeemed	(28,578)	(49,351)	(670,447)	(142,045)	(56,027)
Ending units	341,639	172,879	2,911,249	113,429	320,268

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/8/2023**	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(1,937)	$(595)	$(13,004)	$(4,319)	$(18,287)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,440	20,906	(14,270)	7,191	(33,187)
Net change in unrealized appreciation (depreciation) on investments	106,837	8,440	1,050,051	99,497	280,447
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	106,340	28,751	1,022,777	102,369	228,973

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48,020	85,315	21,489	42,864	687,345
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(18,696)	(12,752)	(61,810)	(77,498)	(199,046)
Net transfers between other subaccounts
or fixed rate option	198,012	(165,058)	(62,152)	(38,283)	337,357
Miscellaneous transactions	415	178	(34)	(609)	(922)
Other charges	(2,033)	(559)	(13,419)	(4,425)	(18,885)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	225,718	(92,876)	(115,926)	(77,951)	805,849

TOTAL INCREASE (DECREASE) IN NET ASSETS	332,058	(64,125)	906,851	24,418	1,034,822

NET ASSETS
Beginning of period	272,829	64,125	2,011,747	764,671	3,074,657
End of period	$604,887	$—	$2,918,598	$789,089	$4,109,479

Beginning units	32,995	8,142	293,739	75,582	358,643
Units issued	25,815	9,923	19,526	13,205	145,545
Units redeemed	(3,188)	(18,065)	(33,483)	(20,565)	(54,172)
Ending units	55,622	—	279,782	68,222	450,016

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(10,608)	$(40,930)	$(91)	$71	$(57)
Capital gains distributions received	—	—	15,911	2,843	153
Net realized gain (loss) on shares redeemed	(26,774)	29,431	(336)	(2,972)	(153)
Net change in unrealized appreciation (depreciation) on investments	327,638	1,665,137	31,321	10,050	3,055
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	290,256	1,653,638	46,805	9,992	2,998

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	221,347	877,485	81,616	30,146	9,012
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(65,556)	(476,354)	(13,156)	(23,873)	(489)
Net transfers between other subaccounts
or fixed rate option	179,521	1,338,971	16,687	54	—
Miscellaneous transactions	(1,755)	163	—	—	—
Other charges	(11,241)	(42,564)	(1,401)	(4)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	322,316	1,697,701	83,746	6,323	8,517

TOTAL INCREASE (DECREASE) IN NET ASSETS	612,572	3,351,339	130,551	16,315	11,515

NET ASSETS
Beginning of period	1,695,389	5,666,859	204,374	54,739	10,383
End of period	$2,307,961	$9,018,198	$334,925	$71,054	$21,898

Beginning units	196,589	612,400	15,035	5,480	1,009
Units issued	87,854	278,551	6,803	2,782	795
Units redeemed	(51,413)	(111,019)	(969)	(2,192)	(42)
Ending units	233,030	779,932	20,869	6,070	1,762

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$741	$(131)	$—	$(6)	$153
Capital gains distributions received	—	—	—	—	1,848
Net realized gain (loss) on shares redeemed	(250)	(451)	—	(436)	(401)
Net change in unrealized appreciation (depreciation) on investments	851	3,040	—	8,990	7,595
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,342	2,458	—	8,548	9,195

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	2,795
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(886)	(1,055)	—	(1,425)	(1,049)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	1,525
Miscellaneous transactions	—	—	—	—	—
Other charges	(11)	(6)	—	(4)	(4)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(897)	(1,061)	—	(1,429)	3,267

TOTAL INCREASE (DECREASE) IN NET ASSETS	445	1,397	—	7,119	12,462

NET ASSETS
Beginning of period	21,687	32,088	—	32,473	59,312
End of period	$22,132	$33,485	$—	$39,592	$71,774

Beginning units	2,537	2,964	—	3,344	4,835
Units issued	—	—	—	—	389
Units redeemed	(103)	(99)	—	(133)	(120)
Ending units	2,434	2,865	—	3,211	5,104

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	DFA VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	American Funds IS U.S. Government Securities Fund® (Class 1)	American Funds IS The Bond Fund of America® (Class 1)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$1,734	$420	$(1,097)	$12,994	$5,771
Capital gains distributions received	—	3,446	5,356	—	—
Net realized gain (loss) on shares redeemed	(4,527)	(136)	(6,757)	(981)	(2,725)
Net change in unrealized appreciation (depreciation) on investments	11,050	5,048	114,662	1,879	4,386
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,257	8,778	112,164	13,892	7,432

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,653	2,236	—	295,189	378,834
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(11,954)	(1,961)	(6,565)	(1,503)	(465)
Net transfers between other subaccounts
or fixed rate option	(1,401)	44	(11,369)	3,127	(193,803)
Miscellaneous transactions	116	—	—	341	1,689
Other charges	(6)	(3)	(17)	(6)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,408	316	(17,951)	297,148	186,249

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,665	9,094	94,213	311,040	193,681

NET ASSETS
Beginning of period	85,231	45,240	219,614	97,503	11,512
End of period	$95,896	$54,334	$313,827	$408,543	$205,193

Beginning units	8,297	3,189	23,204	10,341	1,252
Units issued	1,635	160	108	32,413	41,064
Units redeemed	(1,386)	(134)	(1,532)	(457)	(20,953)
Ending units	8,546	3,215	21,780	42,297	21,363

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard International Portfolio	Vanguard Diversified Value Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Mid-Cap Index Portfolio	Vanguard Equity Index Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$1,408	$1,329	$601	$764	$25
Capital gains distributions received	6,865	10,862	529	2,012	119
Net realized gain (loss) on shares redeemed	(4,961)	(438)	(4,919)	(1,490)	2
Net change in unrealized appreciation (depreciation) on investments	23,779	24,501	11,244	14,265	720
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	27,091	36,254	7,455	15,551	866

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	47,500	—	272,082	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,229)	(2,955)	(1,350)	(4,005)	—
Net transfers between other subaccounts
or fixed rate option	(809)	540	(171,325)	—	—
Miscellaneous transactions	—	—	2,871	—	—
Other charges	(18)	(13)	(3)	(5)	(3)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	44,444	(2,428)	102,275	(4,010)	(3)

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,535	33,826	109,730	11,541	863

NET ASSETS
Beginning of period	199,482	189,120	41,175	107,495	3,427
End of period	$271,017	$222,946	$150,905	$119,036	$4,290

Beginning units	19,392	15,169	4,074	9,521	292
Units issued	4,580	157	24,499	—	—
Units redeemed	(819)	(327)	(15,555)	(350)	—
Ending units	23,153	14,999	13,018	9,171	292

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	MFS® Utilities Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$323	$2,211	$(208)	$2,388	$207
Capital gains distributions received	—	—	—	19,591	409
Net realized gain (loss) on shares redeemed	(126)	(824)	(1,022)	(1,189)	394
Net change in unrealized appreciation (depreciation) on investments	567	4,113	7,812	(3,132)	(517)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	764	5,500	6,582	17,658	493

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	16,929	5,590	9,038
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(466)	(1,437)	(1,270)	(5,551)	(12,640)
Net transfers between other subaccounts
or fixed rate option	—	2,193	2,164	23	(80)
Miscellaneous transactions	—	—	84	—	—
Other charges	(6)	(6)	(4)	(9)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(472)	750	17,903	53	(3,688)

TOTAL INCREASE (DECREASE) IN NET ASSETS	292	6,250	24,485	17,711	(3,195)

NET ASSETS
Beginning of period	11,310	96,442	42,136	128,782	20,193
End of period	$11,602	$102,692	$66,621	$146,493	$16,998

Beginning units	1,269	10,567	4,265	10,536	1,803
Units issued	—	470	1,780	439	891
Units redeemed	(51)	(400)	(127)	(438)	(1,137)
Ending units	1,218	10,637	5,918	10,537	1,557

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Equity Income Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Short-Term Investment Grade Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$346	$485	$2,429	$880	$148
Capital gains distributions received	1,057	—	6,896	—	—
Net realized gain (loss) on shares redeemed	(44)	(23)	(193)	(15)	(14)
Net change in unrealized appreciation (depreciation) on investments	4,840	912	395	1,366	4,070
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,199	1,374	9,527	2,231	4,204

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,098	—	—	—	74,339
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(10)	—	(29)	—	(2,477)
Net transfers between other subaccounts
or fixed rate option	2,768	—	—	—	—
Miscellaneous transactions	—	—	—	—	293
Other charges	(6)	(7)	(15)	(1)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	30,850	(7)	(44)	(1)	72,155

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,049	1,367	9,483	2,230	76,359

NET ASSETS
Beginning of period	22,627	29,100	132,260	20,790	40,139
End of period	$59,676	$30,467	$141,743	$23,020	$116,498

Beginning units	2,521	3,331	10,628	2,171	4,204
Units issued	3,481	—	—	—	7,612
Units redeemed	(5)	(1)	(4)	—	(253)
Ending units	5,997	3,330	10,624	2,171	11,563

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class I)	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Growth Portfolio	DFA VA International Value Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(164)	$355	$58	$(762)	$6,393
Capital gains distributions received	—	5,463	178	—	1,365
Net realized gain (loss) on shares redeemed	5,583	(50)	—	(378)	498
Net change in unrealized appreciation (depreciation) on investments	(5,871)	17,127	345	42,824	2,912
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(452)	22,895	581	41,684	11,168

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	30,576	—	—	—	134,935
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(53,787)	—	—	(27)	(24,474)
Net transfers between other subaccounts
or fixed rate option	—	5,662	—	—	—
Miscellaneous transactions	—	—	—	—	(110)
Other charges	(12)	—	(3)	(14)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(23,223)	5,662	(3)	(41)	110,345

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,675)	28,557	578	41,643	121,513

NET ASSETS
Beginning of period	70,405	88,680	4,304	106,958	29,237
End of period	$46,730	$117,237	$4,882	$148,601	$150,750

Beginning units	4,002	7,712	399	10,589	2,544
Units issued	1,652	446	—	—	10,640
Units redeemed	(3,037)	(2)	—	(4)	(1,974)
Ending units	2,617	8,156	399	10,585	11,210

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	American Funds IS Washington Mutual Investors Fund (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)	Fidelity® VIP Technology Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$514	$507	$415	$289	$(18)
Capital gains distributions received	—	105	2,245	619	194
Net realized gain (loss) on shares redeemed	—	1,132	101	59	29
Net change in unrealized appreciation (depreciation) on investments	335	3,663	21,273	3,734	2,933
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	849	5,407	24,034	4,701	3,138

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	186,942	174,792	17,397	1,677
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	(3,115)	(385)	(76)
Net transfers between other subaccounts
or fixed rate option	—	(153,860)	26,540	90	45
Miscellaneous transactions	—	894	143	—	—
Other charges	(6)	(6)	(6)	(6)	(3)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6)	33,970	198,354	17,096	1,643

TOTAL INCREASE (DECREASE) IN NET ASSETS	843	39,377	222,388	21,797	4,781

NET ASSETS
Beginning of period	7,311	10,999	10,177	10,776	5,075
End of period	$8,154	$50,376	$232,565	$32,573	$9,856

Beginning units	692	885	867	952	415
Units issued	—	13,976	13,727	1,368	100
Units redeemed	(1)	(11,388)	(215)	(28)	(4)
Ending units	691	3,473	14,379	2,292	511

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	MFS® Value Series (Initial Class)	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)
	2/1/2023*	2/1/2023*	1/1/2023***	1/1/2023***	1/1/2023***
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$177	$73,703	$(44)	$2,206	$239
Capital gains distributions received	2,378	—	—	—	—
Net realized gain (loss) on shares redeemed	(10)	—	1	38	(2)
Net change in unrealized appreciation (depreciation) on investments	933	—	2,251	(1,031)	1,614
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,478	73,703	2,208	1,213	1,851

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	45,474	15,543,419	39,169	62,821	33,311
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(221,396)	(19)	(4,058)	(672)
Net transfers between other subaccounts
or fixed rate option	12,002	(10,570,174)	352	—	—
Miscellaneous transactions	(197)	(978)	—	(1)	56
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	57,279	4,750,871	39,502	58,762	32,695

TOTAL INCREASE (DECREASE) IN NET ASSETS	60,757	4,824,574	41,710	59,975	34,546

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$60,757	$4,824,574	$41,710	$59,975	$34,546

Beginning units	—	—	—	—	—
Units issued	5,436	1,775,570	3,260	6,216	2,424
Units redeemed	(1,492)	(1,305,006)	(2)	(399)	(50)
Ending units	3,944	470,564	3,258	5,817	2,374

*Date subaccount became available for investment.
***Subaccount became available for investment prior to 2023 but had no activity until 2023.

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	BlackRock Basic Value V.I. Fund (Class I)	DFA VA International Small Portfolio	DFA VA U.S. Large Value Portfolio	Fidelity® VIP Strategic Income Portfolio (Initial Class)	ClearBridge Variable Appreciation Portfolio (Class I)
	1/1/2023***	1/1/2023***	1/1/2023***	1/1/2023***	1/1/2023***
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$1,653	$1,272	$417	$2,630	$229
Capital gains distributions received	4,322	—	327	—	809
Net realized gain (loss) on shares redeemed	92	(60)	3	(878)	269
Net change in unrealized appreciation (depreciation) on investments	4,881	999	1,392	46	916
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,948	2,211	2,139	1,798	2,223

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	108,838	49,560	23,147	291,412	174,848
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,977)	(1,607)	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	(229,262)	(138,222)
Miscellaneous transactions	(1,694)	381	(263)	1,313	657
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	103,167	48,334	22,884	63,463	37,283

TOTAL INCREASE (DECREASE) IN NET ASSETS	114,115	50,545	25,023	65,261	39,506

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$114,115	$50,545	$25,023	$65,261	$39,506

Beginning units	—	—	—	—	—
Units issued	8,525	4,412	1,917	29,243	12,965
Units redeemed	(310)	(147)	—	(23,011)	(10,208)
Ending units	8,215	4,265	1,917	6,232	2,757

***Subaccount became available for investment prior to 2023 but had no activity until 2023.

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Technology Portfolio (Initial Class)	BlackRock Equity Dividend V.I. Fund (Class I)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)
	1/1/2023***	1/1/2023***	1/1/2023***	1/1/2023***
	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(80)	$95	$490	$(1)
Capital gains distributions received	—	1,390	—	—
Net realized gain (loss) on shares redeemed	(2)	—	1	3
Net change in unrealized appreciation (depreciation) on investments	7,495	431	2,021	161
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,413	1,916	2,512	163

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48,558	31,277	23,591	1,677
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	(2,503)	—	—	(73)
Net transfers between other subaccounts
or fixed rate option	26,541	—	—	60
Miscellaneous transactions	224	(38)	—	—
Other charges	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	72,820	31,239	23,591	1,664

TOTAL INCREASE (DECREASE) IN NET ASSETS	80,233	33,155	26,103	1,827

NET ASSETS
Beginning of period	—	—	—	—
End of period	$80,233	$33,155	$26,103	$1,827

Beginning units	—	—	—	—
Units issued	5,588	2,485	1,889	162
Units redeemed	(192)	—	—	(7)
Ending units	5,396	2,485	1,889	155

***Subaccount became available for investment prior to 2023 but had no activity until 2023.

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(4,046)	$(128,145)	$(214,046)	$(234,030)	$(127,959)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	235,240	1,034,814	1,424,811	231,424
Net change in unrealized appreciation (depreciation) on investments	—	(1,807,710)	(5,803,737)	(2,885,070)	(1,358,982)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,046)	(1,700,615)	(4,982,969)	(1,694,289)	(1,255,517)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	237,119	60,317	23,397	53,182	32,232
Annuity payments	(27,720)	(122,137)	(128,454)	(104,506)	(106,863)
Surrenders, withdrawals and death benefits	(1,599,021)	(933,791)	(1,168,674)	(1,576,792)	(1,093,504)
Net transfers between other subaccounts
or fixed rate option	73,986	(45,843)	(33,253)	(536,056)	(268,190)
Miscellaneous transactions	(852)	591	(1,476)	(3)	(775)
Other charges	(4,502)	(2,183)	(6,278)	(14,985)	(8,701)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,320,990)	(1,043,046)	(1,314,738)	(2,179,160)	(1,445,801)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,325,036)	(2,743,661)	(6,297,707)	(3,873,449)	(2,701,318)

NET ASSETS
Beginning of period	5,656,407	10,865,653	19,500,093	18,510,051	10,369,104
End of period	$4,331,371	$8,121,992	$13,202,386	$14,636,602	$7,667,786

Beginning units	5,032,156	3,520,332	2,881,699	3,656,684	1,782,429
Units issued	825,777	64,180	18,217	56,738	35,362
Units redeemed	(2,170,314)	(462,073)	(257,732)	(550,749)	(273,554)
Ending units	3,687,619	3,122,439	2,642,184	3,162,673	1,544,237

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(440,573)	$(49,569)	$(294,703)	$(79,984)	$(6,603)
Capital gains distributions received	—	—	—	—	23,933
Net realized gain (loss) on shares redeemed	2,106,039	244,238	2,346,155	467,575	560
Net change in unrealized appreciation (depreciation) on investments	(11,351,975)	(1,040,279)	(13,244,208)	(2,079,763)	(230,527)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,686,509)	(845,610)	(11,192,756)	(1,692,172)	(212,637)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	162,752	2,602	21,073	124,364	—
Annuity payments	(210,793)	(70,595)	(526,796)	(15,984)	(22,097)
Surrenders, withdrawals and death benefits	(2,874,233)	(299,401)	(2,097,989)	(665,231)	(132,518)
Net transfers between other subaccounts
or fixed rate option	(1,316,250)	9,179	497,997	(433,634)	4,310
Miscellaneous transactions	10,819	21	15,646	813	956
Other charges	(108,437)	(2,825)	(11,516)	(24,692)	(158)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,336,142)	(361,019)	(2,101,585)	(1,014,364)	(149,507)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,022,651)	(1,206,629)	(13,294,341)	(2,706,536)	(362,144)

NET ASSETS
Beginning of period	51,905,095	4,337,885	30,034,631	10,219,606	1,342,998
End of period	$37,882,444	$3,131,256	$16,740,290	$7,513,070	$980,854

Beginning units	5,179,655	934,661	3,016,342	879,430	554,037
Units issued	68,383	6,499	116,324	29,614	20,418
Units redeemed	(602,311)	(97,758)	(411,460)	(127,316)	(87,067)
Ending units	4,645,727	843,402	2,721,206	781,728	487,388
The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$24,633	$(29,978)	$(28,693)	$12,906	$(11,296)
Capital gains distributions received	260,877	932,457	729,873	—	161,355
Net realized gain (loss) on shares redeemed	145,576	86,746	85,953	86,606	30,270
Net change in unrealized appreciation (depreciation) on investments	(700,840)	(2,588,958)	(2,486,441)	(557,237)	(457,371)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(269,754)	(1,599,733)	(1,699,308)	(457,725)	(277,042)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	83	790	330	—	1,050
Annuity payments	(65,487)	(98,809)	(45,791)	(57,563)	(57,271)
Surrenders, withdrawals and death benefits	(443,864)	(539,581)	(393,105)	(390,404)	(36,941)
Net transfers between other subaccounts
or fixed rate option	(124,215)	(35,272)	40,580	(51,427)	(30,296)
Miscellaneous transactions	1,241	1,025	2,615	1,945	—
Other charges	(764)	(1,099)	(760)	(884)	(295)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(633,006)	(672,946)	(396,131)	(498,333)	(123,753)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(902,760)	(2,272,679)	(2,095,439)	(956,058)	(400,795)

NET ASSETS
Beginning of period	5,942,239	7,694,664	5,622,738	4,605,964	1,531,601
End of period	$5,039,479	$5,421,985	$3,527,299	$3,649,906	$1,130,806

Beginning units	1,072,417	1,561,049	853,443	960,727	253,256
Units issued	19,057	13,434	26,510	4,580	951
Units redeemed	(137,378)	(170,236)	(105,229)	(120,291)	(25,190)
Ending units	954,096	1,404,247	774,724	845,016	229,017
The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(84,847)	$11,443	$(24,740)	$(38,274)	$(1,620)
Capital gains distributions received	697,736	142,455	467,422	—	173,573
Net realized gain (loss) on shares redeemed	197,564	95,889	(75,696)	318,290	(40,688)
Net change in unrealized appreciation (depreciation) on investments	(3,459,547)	(265,870)	(1,212,620)	(1,221,538)	(343,783)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,649,094)	(16,083)	(845,634)	(941,522)	(212,518)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,870	34	—	240	—
Annuity payments	(23,177)	(13,829)	(57,498)	(103,333)	(5,744)
Surrenders, withdrawals and death benefits	(471,590)	(167,555)	(111,917)	(304,605)	(110,141)
Net transfers between other subaccounts
or fixed rate option	21,067	(44,658)	103,125	652	(22,203)
Miscellaneous transactions	189	25	—	(570)	—
Other charges	(1,225)	(287)	(292)	(367)	(215)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(472,866)	(226,270)	(66,582)	(407,983)	(138,303)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,121,960)	(242,353)	(912,216)	(1,349,505)	(350,821)

NET ASSETS
Beginning of period	8,360,475	1,876,823	2,434,459	3,653,094	1,051,501
End of period	$5,238,515	$1,634,470	$1,522,243	$2,303,589	$700,680

Beginning units	991,636	349,499	371,097	624,108	350,050
Units issued	15,617	5,557	21,517	3,418	4,483
Units redeemed	(85,640)	(48,061)	(37,439)	(89,951)	(58,413)
Ending units	921,613	306,995	355,175	537,575	296,120
The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(6,942)	$(87,476)	$(4,816)	$(89,960)	$(21,727)
Capital gains distributions received	67,270	—	88,683	—	—
Net realized gain (loss) on shares redeemed	13,149	413,828	3,858	670,583	54,666
Net change in unrealized appreciation (depreciation) on investments	(272,463)	(1,379,589)	(284,626)	(2,695,878)	(597,383)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(198,986)	(1,053,237)	(196,901)	(2,115,255)	(564,444)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	24,070	—	40,273	23,608
Annuity payments	(63,039)	(5,962)	—	(20,678)	(4,674)
Surrenders, withdrawals and death benefits	(26,017)	(455,092)	(16,883)	(857,463)	(93,845)
Net transfers between other subaccounts
or fixed rate option	(32,003)	(78,584)	15,328	245,563	50,110
Miscellaneous transactions	—	(137)	180	(140)	83
Other charges	(51)	(14,186)	(1,006)	(11,943)	(2,524)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(121,110)	(529,891)	(2,381)	(604,388)	(27,242)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(320,096)	(1,583,128)	(199,282)	(2,719,643)	(591,686)

NET ASSETS
Beginning of period	676,669	6,679,561	632,584	7,715,676	1,876,617
End of period	$356,573	$5,096,433	$433,302	$4,996,033	$1,284,931

Beginning units	202,170	1,488,412	149,649	1,140,386	606,807
Units issued	888	47,561	5,487	68,031	42,276
Units redeemed	(51,572)	(188,381)	(5,966)	(223,666)	(73,671)
Ending units	151,486	1,347,592	149,170	984,751	575,412
The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST High Yield Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(277,661)	$(4,010,666)	$(296,674)	$(322,709)	$(663,451)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,565,095	1,822,935	958,112	752,937	2,461,914
Net change in unrealized appreciation (depreciation) on investments	(10,888,908)	(58,686,481)	(4,758,886)	(3,829,837)	(25,601,940)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,601,474)	(60,874,212)	(4,097,448)	(3,399,609)	(23,803,477)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	626,147	51,943	197,821	398,576	509,847
Annuity payments	—	(16,624)	—	—	(34,428)
Surrenders, withdrawals and death benefits	(1,651,760)	(21,115,571)	(2,123,789)	(1,826,828)	(3,847,658)
Net transfers between other subaccounts
or fixed rate option	(4,930,619)	(71,949,383)	(3,001,982)	24,379,089	(1,156,000)
Miscellaneous transactions	1,724	4,821	1,079	(1,311)	(2,226)
Other charges	(204,917)	(3,419,746)	(212,240)	(242,365)	(483,860)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,159,425)	(96,444,560)	(5,139,111)	22,707,161	(5,014,325)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,760,899)	(157,318,772)	(9,236,559)	19,307,552	(28,817,802)

NET ASSETS
Beginning of period	35,679,774	371,841,801	34,202,877	15,088,727	73,745,416
End of period	$20,918,875	$214,523,029	$24,966,318	$34,396,279	$44,927,614

Beginning units	1,151,061	21,889,855	2,065,072	566,615	2,108,344
Units issued	352,098	5,565,641	269,471	1,474,823	562,256
Units redeemed	(545,366)	(12,185,763)	(606,857)	(487,069)	(733,174)
Ending units	957,793	15,269,733	1,727,686	1,554,369	1,937,426
The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,438,602)	$(468,197)	$(299,827)	$(18,236,438)	$(358,420)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,328,130	4,619,710	4,442,713	63,755,454	2,205,332
Net change in unrealized appreciation (depreciation) on investments	(6,933,272)	(8,388,955)	(3,611,981)	(324,531,219)	(9,232,282)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,043,744)	(4,237,442)	530,905	(279,012,203)	(7,385,370)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,879,802	978,919	814,637	1,297,220	240,543
Annuity payments	(4,858)	—	—	(170,017)	—
Surrenders, withdrawals and death benefits	(9,247,059)	(2,821,017)	(2,011,381)	(77,424,894)	(2,332,795)
Net transfers between other subaccounts
or fixed rate option	93,998,413	(7,806,860)	(8,739,528)	(135,253,915)	(3,470,480)
Miscellaneous transactions	(5,661)	(2,660)	3,783	12,539	(3,649)
Other charges	(1,090,586)	(346,874)	(232,386)	(15,085,032)	(265,793)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	86,530,051	(9,998,492)	(10,164,875)	(226,624,099)	(5,832,174)

TOTAL INCREASE (DECREASE) IN NET ASSETS	80,486,307	(14,235,934)	(9,633,970)	(505,636,302)	(13,217,544)

NET ASSETS
Beginning of period	42,499,969	47,681,057	28,073,817	1,598,955,582	39,405,399
End of period	$122,986,276	$33,445,123	$18,439,847	$1,093,319,280	$26,187,855

Beginning units	1,574,507	1,735,445	2,269,640	72,393,523	1,380,104
Units issued	5,136,990	335,558	1,052,423	9,835,886	171,867
Units redeemed	(1,877,618)	(677,239)	(1,909,372)	(22,273,201)	(402,755)
Ending units	4,833,879	1,393,764	1,412,691	59,956,208	1,149,216
The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(290,516)	$(1,853,094)	$(10,083,281)	$(3,014,964)	$(9,307,310)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	838,082	9,622,710	57,248,082	16,699,761	50,204,210
Net change in unrealized appreciation (depreciation) on investments	(7,094,285)	(22,709,953)	(200,441,579)	(49,433,262)	(184,238,593)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,546,719)	(14,940,337)	(153,276,778)	(35,748,465)	(143,341,693)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,452	97,160	515,655	130,714	1,500,146
Annuity payments	—	—	(16,928)	(184,402)	(352,886)
Surrenders, withdrawals and death benefits	(1,248,729)	(7,312,709)	(35,789,324)	(12,398,487)	(44,080,412)
Net transfers between other subaccounts
or fixed rate option	(4,523,717)	(14,537,214)	(65,929,281)	(55,609,743)	218,317,401
Miscellaneous transactions	29	(1,627)	12,631	1,772	43,058
Other charges	(218,579)	(1,587,495)	(7,459,361)	(1,859,897)	(7,032,633)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,983,544)	(23,341,885)	(108,666,608)	(69,920,043)	168,394,674

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,530,263)	(38,282,222)	(261,943,386)	(105,668,508)	25,052,981

NET ASSETS
Beginning of period	29,196,196	150,637,524	843,785,747	256,021,990	769,774,215
End of period	$16,665,933	$112,355,302	$581,842,361	$150,353,482	$794,827,196

Beginning units	1,627,046	8,521,581	35,164,612	16,045,202	36,044,587
Units issued	468,840	1,714,704	5,675,036	3,831,376	20,508,367
Units redeemed	(911,433)	(3,265,942)	(11,338,895)	(8,741,894)	(11,302,721)
Ending units	1,184,453	6,970,343	29,500,753	11,134,684	45,250,233

The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(5,031,682)	$(12,351,750)	$(7,497,516)	$(1,751,726)	$180,158
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,924,122	68,151,920	43,937,940	5,999,975	—
Net change in unrealized appreciation (depreciation) on investments	(97,556,525)	(275,840,288)	(151,417,202)	(56,553,733)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(75,664,085)	(220,040,118)	(114,976,778)	(52,305,484)	180,158

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	720,856	324,873	241,577	2,750,451	6,687,120
Annuity payments	(186,959)	(25,282)	(720,706)	(103,029)	—
Surrenders, withdrawals and death benefits	(29,248,862)	(51,427,839)	(32,631,071)	(10,291,128)	(100,762,732)
Net transfers between other subaccounts
or fixed rate option	(80,461,595)	(154,843,064)	(51,576,431)	90,789,062	111,445,117
Miscellaneous transactions	2,034	(3,789)	2,530	4,482	(348)
Other charges	(3,968,291)	(10,543,713)	(6,197,356)	(1,271,835)	(399,734)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(113,142,817)	(216,518,814)	(90,881,457)	81,878,003	16,969,423

TOTAL INCREASE (DECREASE) IN NET ASSETS	(188,806,902)	(436,558,932)	(205,858,235)	29,572,519	17,149,581

NET ASSETS
Beginning of period	462,362,719	1,145,058,926	653,219,817	138,184,640	47,530,507
End of period	$273,555,817	$708,499,994	$447,361,582	$167,757,159	$64,680,088

Beginning units	27,147,475	53,040,748	29,140,722	3,043,575	5,068,781
Units issued	6,435,571	11,414,786	4,012,669	4,165,648	9,458,087
Units redeemed	(14,302,551)	(23,774,869)	(8,898,476)	(1,518,021)	(7,590,169)
Ending units	19,280,495	40,680,665	24,254,915	5,691,202	6,936,699
The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST International Value Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(360,570)	$(131,665)	$(241,348)	$(7,971,447)	$(3,454,208)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	850,808	318,307	396,904	(7,325,759)	(11,209,409)
Net change in unrealized appreciation (depreciation) on investments	(11,649,375)	(1,785,938)	(9,284,194)	(3,613,153)	(38,720,092)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(11,159,137)	(1,599,296)	(9,128,638)	(18,910,359)	(53,383,709)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	678,240	551,280	624,815	1,111	1,909,205
Annuity payments	—	—	—	(7,843)	(80,482)
Surrenders, withdrawals and death benefits	(1,890,605)	(815,818)	(1,469,211)	(28,570,522)	(25,740,281)
Net transfers between other subaccounts
or fixed rate option	13,546,573	(1,548,348)	(605,431)	974,103,651	203,947,627
Miscellaneous transactions	(347)	196	1,326	(740)	5,438
Other charges	(252,985)	(92,132)	(195,623)	(8,357,739)	(2,710,187)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,080,876	(1,904,822)	(1,644,124)	937,167,918	177,331,320

TOTAL INCREASE (DECREASE) IN NET ASSETS	921,739	(3,504,118)	(10,772,762)	918,257,559	123,947,611

NET ASSETS
Beginning of period	34,015,663	14,537,372	30,197,491	72,288,360	134,962,474
End of period	$34,937,402	$11,033,254	$19,424,729	$990,545,919	$258,910,085

Beginning units	910,114	1,061,232	1,241,959	4,366,811	9,538,841
Units issued	820,008	227,605	338,095	192,849,383	24,067,089
Units redeemed	(366,222)	(371,400)	(427,922)	(117,955,913)	(11,153,799)
Ending units	1,363,900	917,437	1,152,132	79,260,281	22,452,131
The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Global Thematic Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(91,469)	$(285,728)	$(2,711,719)	$(7,515)	$(1,071)
Capital gains distributions received	—	—	—	5,493	2,811
Net realized gain (loss) on shares redeemed	684,152	66,755	14,993,200	(13,782)	4,554
Net change in unrealized appreciation (depreciation) on investments	(3,062,513)	(6,287,384)	(56,115,818)	(190,421)	(30,340)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,469,830)	(6,506,357)	(43,834,337)	(206,225)	(24,046)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	183,309	145,404	132,281	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(389,249)	(1,166,677)	(11,361,327)	(13,651)	(1,309)
Net transfers between other subaccounts
or fixed rate option	(1,718,520)	(5,903,649)	(23,553,555)	69,196	(6,430)
Miscellaneous transactions	(195)	3	9,023	(34)	—
Other charges	(67,062)	(234,942)	(2,347,212)	(4,496)	(828)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,991,717)	(7,159,861)	(37,120,790)	51,015	(8,567)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,461,547)	(13,666,218)	(80,955,127)	(155,210)	(32,613)

NET ASSETS
Beginning of period	10,471,938	31,633,805	240,889,523	615,367	96,714
End of period	$6,010,391	$17,967,587	$159,934,396	$460,157	$64,101

Beginning units	498,104	2,905,957	11,794,014	14,533	3,041
Units issued	126,258	1,002,241	2,300,947	3,415	1,896
Units redeemed	(231,222)	(1,786,262)	(4,542,120)	(1,862)	(2,220)
Ending units	393,140	2,121,936	9,552,841	16,086	2,717
The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(4,053)	$(5,548)	$(5,525)	$(1,606)	$(3,063)
Capital gains distributions received	3,401	22,540	5,730	22,878	32,175
Net realized gain (loss) on shares redeemed	17,820	12,313	9,614	(10,196)	7,791
Net change in unrealized appreciation (depreciation) on investments	(73,667)	(68,937)	(90,015)	(41,791)	(63,509)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(56,499)	(39,632)	(80,196)	(30,715)	(26,606)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(271)	(5,940)	(17,519)	(1,697)	(7,820)
Net transfers between other subaccounts
or fixed rate option	(24,738)	(82,839)	(19,674)	(19,141)	(38,275)
Miscellaneous transactions	—	—	—	—	(21)
Other charges	(2,864)	(3,956)	(3,427)	(1,189)	(2,201)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,873)	(92,735)	(40,620)	(22,027)	(48,317)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(84,372)	(132,367)	(120,816)	(52,742)	(74,923)

NET ASSETS
Beginning of period	347,050	494,108	456,079	137,281	271,751
End of period	$262,678	$361,741	$335,263	$84,539	$196,828

Beginning units	19,513	12,265	16,557	4,741	11,137
Units issued	2,516	983	3,391	1,562	948
Units redeemed	(4,378)	(3,576)	(5,310)	(2,597)	(3,161)
Ending units	17,651	9,672	14,638	3,706	8,924
The accompanying notes are an integral part of these financial statements.
A90

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,104)	$(1,247)	$(2,863)	$84	$(1,016)
Capital gains distributions received	9,207	12,987	31,989	—	1,814
Net realized gain (loss) on shares redeemed	6,862	(4,886)	3,244	(207)	207
Net change in unrealized appreciation (depreciation) on investments	(64,439)	(31,950)	(62,691)	(6,094)	(4,113)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(49,474)	(25,096)	(30,321)	(6,217)	(3,108)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(3,950)	(6,400)	—	(4,216)
Net transfers between other subaccounts
or fixed rate option	(9,411)	(6,282)	(24,574)	(143)	(21,786)
Miscellaneous transactions	—	(33)	(19)	—	3
Other charges	(1,465)	(717)	(1,874)	(257)	(1,860)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,876)	(10,982)	(32,867)	(400)	(27,859)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(60,350)	(36,078)	(63,188)	(6,617)	(30,967)

NET ASSETS
Beginning of period	196,423	104,333	228,179	27,682	208,368
End of period	$136,073	$68,255	$164,991	$21,065	$177,401

Beginning units	10,011	3,292	9,157	1,932	10,475
Units issued	2,272	727	742	378	3,246
Units redeemed	(2,698)	(1,209)	(2,245)	(416)	(4,646)
Ending units	9,585	2,810	7,654	1,894	9,075
The accompanying notes are an integral part of these financial statements.
A91

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(3,295)	$(2,116)	$387	$(6,536)	$(88,993)
Capital gains distributions received	42,810	2,832	—	84,774	—
Net realized gain (loss) on shares redeemed	(9,209)	8,517	(654)	17,877	(41,056)
Net change in unrealized appreciation (depreciation) on investments	(120,567)	(31,220)	(2,093)	(314,291)	(57,893)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(90,261)	(21,987)	(2,360)	(218,176)	(187,942)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(11,655)	(3,293)	(897)	(133,485)	(346,139)
Net transfers between other subaccounts
or fixed rate option	(8,993)	(52,046)	769	—	(7,870,267)
Miscellaneous transactions	—	—	—	—	(578)
Other charges	(2,627)	(2,156)	(24)	—	(4,367)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(23,275)	(57,495)	(152)	(133,485)	(8,221,351)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(113,536)	(79,482)	(2,512)	(351,661)	(8,409,293)

NET ASSETS
Beginning of period	290,640	255,531	18,029	634,741	8,410,311
End of period	$177,104	$176,049	$15,517	$283,080	$1,018

Beginning units	7,136	12,664	946	74,376	704,287
Units issued	1,704	2,249	46	—	114,860
Units redeemed	(2,501)	(5,440)	(57)	(20,834)	(819,061)
Ending units	6,339	9,473	935	53,542	86
The accompanying notes are an integral part of these financial statements.
A92

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(511,141)	$(1,733,878)	$(1,726)	$(99,290)	$(955,416)
Capital gains distributions received	—	—	19,298	—	—
Net realized gain (loss) on shares redeemed	2,372,941	7,689,346	8,711	14,075	6,363,569
Net change in unrealized appreciation (depreciation) on investments	(20,019,790)	(33,828,596)	(55,347)	(85,403)	(23,380,117)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(18,157,990)	(27,873,128)	(29,064)	(170,618)	(17,971,964)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,364,587	31,805	—	—	83,976
Annuity payments	—	—	—	—	(68,973)
Surrenders, withdrawals and death benefits	(7,024,466)	(7,578,569)	(35,564)	(490,930)	(3,245,584)
Net transfers between other subaccounts
or fixed rate option	(2,279,781)	(19,856,443)	—	8,845,937	(14,795,421)
Miscellaneous transactions	(4,120)	(794)	—	(1,590)	33
Other charges	(390,128)	(1,457,797)	(12)	(359)	(865,404)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,333,908)	(28,861,798)	(35,576)	8,353,058	(18,891,373)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,491,898)	(56,734,926)	(64,640)	8,182,440	(36,863,337)

NET ASSETS
Beginning of period	95,231,885	153,966,177	146,688	478,670	90,401,038
End of period	$73,739,987	$97,231,251	$82,048	$8,661,110	$53,537,701

Beginning units	5,099,788	9,927,800	3,943	47,049	4,841,384
Units issued	584,413	2,271,940	—	976,350	1,979,391
Units redeemed	(631,710)	(4,560,609)	(1,120)	(138,029)	(3,294,683)
Ending units	5,052,491	7,639,131	2,823	885,370	3,526,092

The accompanying notes are an integral part of these financial statements.
A93

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(9,568)	$(2,211)	$(232,223)	$(34,356,519)	$(361,334)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(30,815)	(1,913)	2,065,379	21,537,606	(788,405)
Net change in unrealized appreciation (depreciation) on investments	(262,253)	(2,582)	(3,970,320)	(482,282,464)	(6,296,790)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(302,636)	(6,706)	(2,137,164)	(495,101,377)	(7,446,529)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	312,388	—	748,140	—	345,706
Annuity payments	—	—	—	(276,077)	—
Surrenders, withdrawals and death benefits	(193,453)	—	(2,024,538)	(147,237,477)	(1,826,104)
Net transfers between other subaccounts
or fixed rate option	(64,849)	162,149	(1,112,915)	—	(3,026,858)
Miscellaneous transactions	(39)	—	(3,188)	55,126	(833)
Other charges	(8,202)	—	(164,459)	(258,750)	(265,383)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	45,845	162,149	(2,556,960)	(147,717,178)	(4,773,472)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(256,791)	155,443	(4,694,124)	(642,818,555)	(12,220,001)

NET ASSETS
Beginning of period	1,589,222	—	22,737,560	2,234,643,259	41,495,731
End of period	$1,332,431	$155,443	$18,043,436	$1,591,824,704	$29,275,730

Beginning units	137,501	—	933,332	170,627,275	1,597,535
Units issued	34,151	26,313	374,508	506,881	315,907
Units redeemed	(30,140)	(9,940)	(469,353)	(14,046,386)	(537,971)
Ending units	141,512	16,373	838,487	157,087,770	1,375,471
The accompanying notes are an integral part of these financial statements.
A94

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(5,474)	$(3,102,701)	$(93,946)	$(120,507)	$(673,201)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(8,135)	31,132,498	694,913	467,267	4,626,643
Net change in unrealized appreciation (depreciation) on investments	(5,150)	(89,858,914)	(3,637,508)	(4,456,070)	(18,117,519)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(18,759)	(61,829,117)	(3,036,541)	(4,109,310)	(14,164,077)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	27,880	648,899	381,488	4,383
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(111,344)	(7,969,178)	(928,187)	(1,951,538)	(2,993,110)
Net transfers between other subaccounts
or fixed rate option	284,484	(78,492,842)	(1,326,632)	(177,182)	(11,724,389)
Miscellaneous transactions	—	(8,037)	1,295	2,181	1,749
Other charges	(117)	(2,995,639)	(81,495)	(111,640)	(643,888)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	173,023	(89,437,816)	(1,686,120)	(1,856,691)	(15,355,255)

TOTAL INCREASE (DECREASE) IN NET ASSETS	154,264	(151,266,933)	(4,722,661)	(5,966,001)	(29,519,332)

NET ASSETS
Beginning of period	162,795	299,082,005	18,637,202	23,941,584	63,088,974
End of period	$317,059	$147,815,072	$13,914,541	$17,975,583	$33,569,642

Beginning units	13,465	16,105,287	1,037,694	1,513,047	3,996,123
Units issued	47,607	8,573,779	57,038	76,746	1,948,787
Units redeemed	(31,328)	(14,835,100)	(151,118)	(205,050)	(3,256,685)
Ending units	29,744	9,843,966	943,614	1,384,743	2,688,225
The accompanying notes are an integral part of these financial statements.
A95

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(21,562)	$(198,736)	$(10,159)	$(46,487)	$99,336
Capital gains distributions received	—	—	—	128,120	95,929
Net realized gain (loss) on shares redeemed	(86,006)	(707,616)	5,451	(207,279)	(13,729)
Net change in unrealized appreciation (depreciation) on investments	(46,201)	(2,163,113)	(299,358)	(1,385,496)	(645,218)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(153,769)	(3,069,465)	(304,066)	(1,511,142)	(463,682)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	443,175	50,475	817,253	215,285
Annuity payments	—	(69,618)	—	—	—
Surrenders, withdrawals and death benefits	(1,799,472)	(1,602,310)	(49,131)	(681,697)	(192,132)
Net transfers between other subaccounts
or fixed rate option	2,261,049	(1,972,863)	(160,051)	(114,832)	10,971
Miscellaneous transactions	—	(31)	(14)	(335)	128
Other charges	(81)	(162,379)	(9,304)	(42,482)	(18,629)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	461,496	(3,364,026)	(168,025)	(22,093)	15,623

TOTAL INCREASE (DECREASE) IN NET ASSETS	307,727	(6,433,491)	(472,091)	(1,533,235)	(448,059)

NET ASSETS
Beginning of period	425,699	24,692,116	2,036,161	8,782,992	3,480,598
End of period	$733,426	$18,258,625	$1,564,070	$7,249,757	$3,032,539

Beginning units	40,092	2,346,589	153,575	573,159	263,269
Units issued	292,835	513,942	10,373	80,732	28,007
Units redeemed	(253,508)	(867,413)	(25,352)	(79,651)	(24,435)
Ending units	79,419	1,993,118	138,596	574,240	266,841
The accompanying notes are an integral part of these financial statements.
A96

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(31,829)	$(4,010)	$(118,301)	$(442)	$(947,412)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(76,611)	(3,920)	(71,964)	198	12,178,569
Net change in unrealized appreciation (depreciation) on investments	(130,150)	(82,067)	(807,977)	(77)	(34,037,868)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(238,590)	(89,997)	(998,242)	(321)	(22,806,711)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	237	—	—	8,357
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(451,408)	(19,256)	(244,532)	(1,529)	(1,274,533)
Net transfers between other subaccounts
or fixed rate option	1,019,688	15,876	1,621,598	54,606	(42,309,469)
Miscellaneous transactions	—	—	60	—	353
Other charges	(453)	(760)	(1,197)	(25)	(921,089)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	567,827	(3,903)	1,375,929	53,052	(44,496,381)

TOTAL INCREASE (DECREASE) IN NET ASSETS	329,237	(93,900)	377,687	52,731	(67,303,092)

NET ASSETS
Beginning of period	1,083,130	346,438	5,106,076	—	104,103,613
End of period	$1,412,367	$252,538	$5,483,763	$52,731	$36,800,521

Beginning units	101,120	25,989	461,979	—	6,706,188
Units issued	160,567	2,024	246,737	15,209	5,041,974
Units redeemed	(106,975)	(2,335)	(119,620)	(9,579)	(8,777,198)
Ending units	154,712	25,678	589,096	5,630	2,970,964
The accompanying notes are an integral part of these financial statements.
A97

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(58,270)	$(468,500)	$(320,884)	$(282,685)	$(674)
Capital gains distributions received	—	—	—	—	31,841
Net realized gain (loss) on shares redeemed	(56,283)	5,854,559	2,268,804	(481,402)	(9,621)
Net change in unrealized appreciation (depreciation) on investments	(520,630)	(14,469,666)	(7,411,627)	(2,449,824)	(118,338)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(635,183)	(9,083,607)	(5,463,707)	(3,213,911)	(96,792)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	3,423	—	—	175,464
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(420,775)	(689,148)	(514,132)	(2,041,041)	(15,879)
Net transfers between other subaccounts
or fixed rate option	605,747	(17,453,738)	(10,189,061)	6,402,431	(44,793)
Miscellaneous transactions	62	(512)	139	479	—
Other charges	(969)	(442,712)	(257,608)	(4,323)	(2,965)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	184,065	(18,582,687)	(10,960,662)	4,357,546	111,827

TOTAL INCREASE (DECREASE) IN NET ASSETS	(451,118)	(27,666,294)	(16,424,369)	1,143,635	15,035

NET ASSETS
Beginning of period	3,266,838	46,632,027	30,671,411	11,043,601	604,619
End of period	$2,815,720	$18,965,733	$14,247,042	$12,187,236	$619,654

Beginning units	275,646	2,870,282	2,078,707	1,067,051	41,369
Units issued	118,154	2,385,789	1,155,359	1,012,949	13,905
Units redeemed	(101,120)	(3,850,476)	(2,073,582)	(602,278)	(5,042)
Ending units	292,680	1,405,595	1,160,484	1,477,722	50,232
The accompanying notes are an integral part of these financial statements.
A98

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,076)	$(18,686)	$(4,895)	$(1,818)	$(414)
Capital gains distributions received	30,422	338,125	142,118	120,391	16,202
Net realized gain (loss) on shares redeemed	(16,893)	(137,995)	(73,669)	(28,425)	1,028
Net change in unrealized appreciation (depreciation) on investments	(45,418)	(1,724,053)	(408,357)	(232,610)	(42,778)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(32,965)	(1,542,609)	(344,803)	(142,462)	(25,962)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	131,418	1,493,680	320,219	45,084	6,678
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(19,292)	(117,604)	(108,329)	(10,296)	(2,358)
Net transfers between other subaccounts
or fixed rate option	55,652	(54,650)	(26,122)	(40,752)	(11,081)
Miscellaneous transactions	—	(251)	(38)	—	—
Other charges	(1,038)	(18,575)	(5,036)	(2,039)	(608)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	166,740	1,302,600	180,694	(8,003)	(7,369)

TOTAL INCREASE (DECREASE) IN NET ASSETS	133,775	(240,009)	(164,109)	(150,465)	(33,331)

NET ASSETS
Beginning of period	137,484	3,622,737	1,101,999	452,087	150,686
End of period	$271,259	$3,382,728	$937,890	$301,622	$117,355

Beginning units	8,113	219,753	65,807	26,745	9,372
Units issued	19,646	144,948	29,846	4,124	443
Units redeemed	(7,747)	(43,107)	(16,583)	(5,264)	(931)
Ending units	20,012	321,594	79,070	25,605	8,884
The accompanying notes are an integral part of these financial statements.
A99

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$79,346	$14,139	$47,209	$40,619	$25,868
Capital gains distributions received	47,243	126,448	106,936	337,683	426,612
Net realized gain (loss) on shares redeemed	(58,045)	(7,203)	17,655	(42,152)	(13,286)
Net change in unrealized appreciation (depreciation) on investments	(643,043)	(252,478)	(136,800)	(802,268)	(594,235)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(574,499)	(119,094)	35,000	(466,118)	(155,041)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,821,605	497,941	948,958	1,220,165	470,852
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(225,817)	(20,131)	(154,306)	(213,341)	(136,128)
Net transfers between other subaccounts
or fixed rate option	(120,042)	79,808	265,172	19,073	244,338
Miscellaneous transactions	(21)	79	(583)	69	1,401
Other charges	(21,278)	(7,096)	(12,963)	(18,733)	(10,933)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,454,447	550,601	1,046,278	1,007,233	569,530

TOTAL INCREASE (DECREASE) IN NET ASSETS	879,948	431,507	1,081,278	541,115	414,489

NET ASSETS
Beginning of period	3,318,462	1,047,234	1,906,035	2,900,549	1,668,623
End of period	$4,198,410	$1,478,741	$2,987,313	$3,441,664	$2,083,112

Beginning units	314,128	77,109	138,529	233,538	118,330
Units issued	204,080	51,857	107,384	125,697	61,543
Units redeemed	(52,571)	(7,531)	(28,663)	(36,516)	(17,139)
Ending units	465,637	121,435	217,250	322,719	162,734

The accompanying notes are an integral part of these financial statements.
A100

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS The Bond Fund of America® (Class 4)	American Funds IS Capital World Growth and Income Fund® (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$94,392	$14,071	$(1,064)	$(21,477)	$9,380
Capital gains distributions received	33,069	149,102	73,926	696,699	153,335
Net realized gain (loss) on shares redeemed	(43,130)	(6,707)	(8,234)	(92,200)	(21,777)
Net change in unrealized appreciation (depreciation) on investments	(441,042)	(260,567)	(144,378)	(2,302,626)	(397,570)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(356,711)	(104,101)	(79,750)	(1,719,604)	(256,632)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,822,391	298,169	59,737	1,291,763	522,115
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(228,236)	(56,512)	(7,895)	(160,976)	(53,556)
Net transfers between other subaccounts
or fixed rate option	1,012,045	97,572	(22,177)	84,129	206,642
Miscellaneous transactions	(1,431)	(2)	—	331	5,207
Other charges	(16,729)	(3,774)	(1,109)	(26,765)	(8,354)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,588,040	335,453	28,556	1,188,482	672,054

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,231,329	231,352	(51,194)	(531,122)	415,422

NET ASSETS
Beginning of period	1,916,073	558,632	255,380	5,107,845	1,189,591
End of period	$4,147,402	$789,984	$204,186	$4,576,723	$1,605,013

Beginning units	191,283	43,234	19,365	344,850	87,357
Units issued	336,850	37,434	6,346	128,495	74,664
Units redeemed	(50,957)	(6,119)	(3,579)	(28,651)	(19,708)
Ending units	477,176	74,549	22,132	444,694	142,313
The accompanying notes are an integral part of these financial statements.
A101

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$2,876	$4,597	$2,575	$6,388	$(2,865)
Capital gains distributions received	34,479	69,103	10,102	14,700	26,461
Net realized gain (loss) on shares redeemed	(8,244)	(16,981)	(46,844)	(97,269)	(22,801)
Net change in unrealized appreciation (depreciation) on investments	(77,067)	(246,635)	(106,035)	(10,197)	(255,565)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(47,956)	(189,916)	(140,202)	(86,378)	(254,770)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	132,276	236,970	392,649	180,381	213,448
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,563)	(18,733)	(3,940)	(11,542)	(49,893)
Net transfers between other subaccounts
or fixed rate option	6,715	(8,238)	(29,098)	(402,876)	12,439
Miscellaneous transactions	744	(212)	61	(4)	(960)
Other charges	(1,209)	(4,267)	(3,856)	(3,849)	(3,066)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	128,963	205,520	355,816	(237,890)	171,968

TOTAL INCREASE (DECREASE) IN NET ASSETS	81,007	15,604	215,614	(324,268)	(82,802)

NET ASSETS
Beginning of period	176,259	752,797	639,979	998,389	589,872
End of period	$257,266	$768,401	$855,593	$674,121	$507,070

Beginning units	15,043	60,656	44,763	70,595	42,304
Units issued	16,917	26,140	41,943	19,027	21,944
Units redeemed	(4,027)	(6,716)	(11,390)	(37,252)	(5,443)
Ending units	27,933	80,080	75,316	52,370	58,805

The accompanying notes are an integral part of these financial statements.
A102

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$17,706	$(3,364)	$28,329	$(12,713)	$(14,875)
Capital gains distributions received	220,900	29,153	254,302	222,851	424,665
Net realized gain (loss) on shares redeemed	(14,302)	(354,188)	(34,219)	(71,083)	(167,977)
Net change in unrealized appreciation (depreciation) on investments	(297,388)	(127,800)	(1,174,263)	(1,543,933)	(1,591,798)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(73,084)	(456,199)	(925,851)	(1,404,878)	(1,349,985)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	591,049	215,090	1,155,969	943,187	1,255,642
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(44,297)	(43,726)	(373,019)	(206,763)	(83,890)
Net transfers between other subaccounts
or fixed rate option	280,768	(973,485)	592,415	(124,129)	5,254
Miscellaneous transactions	(917)	(70)	17	(2,776)	(3,594)
Other charges	(8,666)	(2,919)	(26,157)	(25,076)	(15,483)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	817,937	(805,110)	1,349,225	584,443	1,157,929

TOTAL INCREASE (DECREASE) IN NET ASSETS	744,853	(1,261,309)	423,374	(820,435)	(192,056)

NET ASSETS
Beginning of period	1,151,944	1,795,088	4,688,464	5,007,430	2,985,126
End of period	$1,896,797	$533,779	$5,111,838	$4,186,995	$2,793,070

Beginning units	85,412	134,303	357,784	359,559	217,219
Units issued	75,973	35,134	162,037	100,539	152,070
Units redeemed	(13,914)	(104,422)	(40,432)	(48,815)	(38,201)
Ending units	147,471	65,015	479,389	411,283	331,088

The accompanying notes are an integral part of these financial statements.
A103

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(20,943)	$4,063	$(150,496)	$(152)	$(1,264)
Capital gains distributions received	205,507	47,112	—	—	—
Net realized gain (loss) on shares redeemed	(85,717)	(12,997)	(198,870)	(248)	(914)
Net change in unrealized appreciation (depreciation) on investments	(563,463)	(56,726)	(1,517,596)	(3,316)	(76,953)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(464,616)	(18,548)	(1,866,962)	(3,716)	(79,131)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,064,053	256,300	—	47,662	64,730
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(189,192)	(7,747)	(881,807)	(1,234)	—
Net transfers between other subaccounts
or fixed rate option	(166,614)	7,675	3,849,800	209	4,933
Miscellaneous transactions	(328)	(432)	(25)	—	(125)
Other charges	(20,617)	(1,585)	(2,629)	(150)	(1,447)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	687,302	254,211	2,965,339	46,487	68,091

TOTAL INCREASE (DECREASE) IN NET ASSETS	222,686	235,663	1,098,377	42,771	(11,040)

NET ASSETS
Beginning of period	3,595,560	248,280	5,770,627	15,846	270,642
End of period	$3,818,246	$483,943	$6,869,004	$58,617	$259,602

Beginning units	297,831	17,876	621,441	1,489	26,426
Units issued	140,898	27,616	690,547	5,519	8,863
Units redeemed	(74,640)	(8,576)	(366,826)	(158)	(309)
Ending units	364,089	36,916	945,162	6,850	34,980

The accompanying notes are an integral part of these financial statements.
A104

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(4,014)	$(8,072)	$(3,535)	$(2,689)	$(10,781)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,160	(15,810)	(3,055)	(3,356)	(17,192)
Net change in unrealized appreciation (depreciation) on investments	103,010	(205,256)	(81,551)	(16,148)	(189,842)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	114,156	(229,138)	(88,141)	(22,193)	(217,815)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	418,804	1,108,130	609,416	102,177	1,275,048
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(32,730)	(19,955)	(8,025)	(32,779)	(46,885)
Net transfers between other subaccounts
or fixed rate option	340,522	7,888	29,466	1,413,345	55,216
Miscellaneous transactions	(130)	(2,545)	457	(6)	385
Other charges	(3,953)	(7,977)	(3,570)	(2,886)	(10,876)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	722,513	1,085,541	627,744	1,479,851	1,272,888

TOTAL INCREASE (DECREASE) IN NET ASSETS	836,669	856,403	539,603	1,457,658	1,055,073

NET ASSETS
Beginning of period	321,180	823,977	406,721	94,301	1,418,146
End of period	$1,157,849	$1,680,380	$946,324	$1,551,959	$2,473,219

Beginning units	29,219	76,749	37,729	9,559	137,008
Units issued	76,159	130,609	70,657	178,819	159,481
Units redeemed	(18,475)	(22,445)	(4,603)	(5,239)	(25,361)
Ending units	86,903	184,913	103,783	183,139	271,128

The accompanying notes are an integral part of these financial statements.
A105

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,035)	$(261)	$(9,071)	$(2,711)	$(12,838)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(5,140)	(94)	(35,438)	(3,625)	(24,527)
Net change in unrealized appreciation (depreciation) on investments	(50,610)	(8,141)	(622,620)	(18,685)	(302,964)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(56,785)	(8,496)	(667,129)	(25,021)	(340,329)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	149,590	27,106	1,550,550	405,551	1,647,453
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,046)	(831)	(37,597)	(17,978)	(163,239)
Net transfers between other subaccounts
or fixed rate option	9,273	35,788	174,648	169,873	383,463
Miscellaneous transactions	105	(481)	(3,233)	—	15
Other charges	(1,048)	(256)	(9,099)	(2,753)	(13,066)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	154,874	61,326	1,675,269	554,693	1,854,626

TOTAL INCREASE (DECREASE) IN NET ASSETS	98,089	52,830	1,008,140	529,672	1,514,297

NET ASSETS
Beginning of period	174,740	11,295	1,003,607	234,999	1,560,360
End of period	$272,829	$64,125	$2,011,747	$764,671	$3,074,657

Beginning units	15,709	1,058	90,747	21,217	153,728
Units issued	22,594	7,215	220,189	59,647	244,225
Units redeemed	(5,308)	(131)	(17,197)	(5,282)	(39,310)
Ending units	32,995	8,142	293,739	75,582	358,643

The accompanying notes are an integral part of these financial statements.
A106

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(8,274)	$(29,303)	$(70)	$163	$(46)
Capital gains distributions received	—	—	13,884	1,920	1,670
Net realized gain (loss) on shares redeemed	(16,921)	(13,827)	(997)	(201)	(410)
Net change in unrealized appreciation (depreciation) on investments	(241,792)	(988,841)	(23,486)	(13,077)	(5,677)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(266,987)	(1,031,971)	(10,669)	(11,195)	(4,463)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	760,303	1,631,092	169,017	21,767	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(80,019)	(168,192)	(2,920)	(441)	(586)
Net transfers between other subaccounts
or fixed rate option	64,319	358,504	(218)	—	—
Miscellaneous transactions	(39)	(3,109)	54	—	—
Other charges	(8,653)	(30,754)	(353)	(3)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	735,911	1,787,541	165,580	21,323	(592)

TOTAL INCREASE (DECREASE) IN NET ASSETS	468,924	755,570	154,911	10,128	(5,055)

NET ASSETS
Beginning of period	1,226,465	4,911,289	49,463	44,611	15,438
End of period	$1,695,389	$5,666,859	$204,374	$54,739	$10,383

Beginning units	117,986	430,002	3,017	3,400	1,066
Units issued	95,839	208,058	12,962	2,127	—
Units redeemed	(17,236)	(25,660)	(944)	(47)	(57)
Ending units	196,589	612,400	15,035	5,480	1,009

The accompanying notes are an integral part of these financial statements.
A107

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$376	$(138)	$(67)	$(45)	$58
Capital gains distributions received	—	585	—	2,665	4,071
Net realized gain (loss) on shares redeemed	(294)	(3,679)	(6,896)	(202)	(989)
Net change in unrealized appreciation (depreciation) on investments	(4,928)	(10,965)	(4,158)	(14,379)	(14,248)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,846)	(14,197)	(11,121)	(11,961)	(11,108)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,231)	(277)	—	(341)	(752)
Net transfers between other subaccounts
or fixed rate option	—	(8,532)	(53,551)	—	(2,650)
Miscellaneous transactions	—	—	—	—	—
Other charges	(12)	(3)	—	(3)	(4)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,243)	(8,812)	(53,551)	(344)	(3,406)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,089)	(23,009)	(64,672)	(12,305)	(14,514)

NET ASSETS
Beginning of period	27,776	55,097	64,672	44,778	73,826
End of period	$21,687	$32,088	$—	$32,473	$59,312

Beginning units	2,679	3,607	4,321	3,381	5,110
Units issued	—	482	—	—	—
Units redeemed	(142)	(1,125)	(4,321)	(37)	(275)
Ending units	2,537	2,964	—	3,344	4,835

The accompanying notes are an integral part of these financial statements.
A108

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	DFA VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	American Funds IS U.S. Government Securities Fund® (Class 1)	American Funds IS The Bond Fund of America® (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$1,220	$260	$(1,035)	$3,338	$292
Capital gains distributions received	—	3,560	14,525	—	144
Net realized gain (loss) on shares redeemed	(728)	(20)	(2,152)	(1,212)	(115)
Net change in unrealized appreciation (depreciation) on investments	(19,668)	(6,173)	(145,703)	(15,077)	(2,110)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(19,176)	(2,373)	(134,365)	(12,951)	(1,789)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,342	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(983)	(312)	(2,680)	(1,280)	(651)
Net transfers between other subaccounts
or fixed rate option	2,133	—	10,397	(6,160)	—
Miscellaneous transactions	—	—	—	—	—
Other charges	(6)	(3)	(17)	(6)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	11,486	(315)	7,700	(7,446)	(657)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,690)	(2,688)	(126,665)	(20,397)	(2,446)

NET ASSETS
Beginning of period	92,921	47,928	346,279	117,900	13,958
End of period	$85,231	$45,240	$219,614	$97,503	$11,512

Beginning units	7,197	3,212	22,555	11,077	1,321
Units issued	1,316	—	935	14	1
Units redeemed	(216)	(23)	(286)	(750)	(70)
Ending units	8,297	3,189	23,204	10,341	1,252

The accompanying notes are an integral part of these financial statements.
A109

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard International Portfolio	Vanguard Diversified Value Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Mid-Cap Index Portfolio	Vanguard Equity Index Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$1,113	$810	$769	$537	$514
Capital gains distributions received	38,099	18,312	1,098	13,271	2,137
Net realized gain (loss) on shares redeemed	(1,948)	(540)	(689)	(2,955)	(61)
Net change in unrealized appreciation (depreciation) on investments	(103,103)	(45,813)	(8,263)	(37,491)	(7,193)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(65,839)	(27,231)	(7,085)	(26,638)	(4,603)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	41,598	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,851)	(2,402)	(29)	(21)	—
Net transfers between other subaccounts
or fixed rate option	29,714	(10,258)	24,422	(6,858)	(47,282)
Miscellaneous transactions	—	—	—	—	(1)
Other charges	(9)	(13)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	69,452	(12,673)	24,393	(6,879)	(47,283)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,613	(39,904)	17,308	(33,517)	(51,886)

NET ASSETS
Beginning of period	195,869	229,024	23,867	141,012	55,313
End of period	$199,482	$189,120	$41,175	$107,495	$3,427

Beginning units	13,199	16,138	1,968	10,063	3,823
Units issued	6,370	—	2,547	726	292
Units redeemed	(177)	(969)	(441)	(1,268)	(3,823)
Ending units	19,392	15,169	4,074	9,521	292

The accompanying notes are an integral part of these financial statements.
A110

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Total Return Bond Series (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	MFS® Utilities Series (Initial Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022***
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$299	$1,868	$(179)	$1,328	$221
Capital gains distributions received	147	5,432	14,184	11,210	420
Net realized gain (loss) on shares redeemed	(151)	(5,438)	(1,093)	(133)	(4)
Net change in unrealized appreciation (depreciation) on investments	(2,271)	(18,526)	(30,202)	(24,420)	95
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,976)	(16,664)	(17,290)	(12,015)	732

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	19,523
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(638)	(1,313)	(526)	(897)	(63)
Net transfers between other subaccounts
or fixed rate option	—	(3,485)	5,337	—	—
Miscellaneous transactions	—	—	—	—	1
Other charges	(6)	(6)	(3)	(9)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(644)	(4,804)	4,808	(906)	19,461

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,620)	(21,468)	(12,482)	(12,921)	20,193

NET ASSETS
Beginning of period	13,930	117,910	54,618	141,703	—
End of period	$11,310	$96,442	$42,136	$128,782	$20,193

Beginning units	1,340	11,199	3,868	10,611	—
Units issued	—	2,321	510	—	1,811
Units redeemed	(71)	(2,953)	(113)	(75)	(8)
Ending units	1,269	10,567	4,265	10,536	1,803

***Subaccount became available for investment prior to 2022 but had no activity until 2022.

The accompanying notes are an integral part of these financial statements.
A111

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Equity Income Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Short-Term Investment Grade Portfolio
	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(69)	$243	$2,350	$870	$387
Capital gains distributions received	77	144	13,692	—	318
Net realized gain (loss) on shares redeemed	(19)	(14)	(140)	(12)	(13)
Net change in unrealized appreciation (depreciation) on investments	(4,148)	(2,762)	(15,213)	(1,953)	(2,150)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,159)	(2,389)	689	(1,095)	(1,458)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	20,799	103,994	20,799	41,597
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(11)	—	(101)	—	—
Net transfers between other subaccounts
or fixed rate option	26,797	10,690	27,678	1,086	—
Miscellaneous transactions	—	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	26,786	31,489	131,571	21,885	41,597

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,627	29,100	132,260	20,790	40,139

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$22,627	$29,100	$132,260	$20,790	$40,139

Beginning units	—	—	—	—	—
Units issued	2,522	3,331	10,637	2,171	4,204
Units redeemed	(1)	—	(9)	—	—
Ending units	2,521	3,331	10,628	2,171	4,204

***Subaccount became available for investment prior to 2022 but had no activity until 2022.

The accompanying notes are an integral part of these financial statements.
A112

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Natural Resources Portfolio (Class I)	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio	Vanguard Growth Portfolio	DFA VA International Value Portfolio
	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(142)	$(480)	$(12)	$(789)	$1,040
Capital gains distributions received	—	—	—	39,400	319
Net realized gain (loss) on shares redeemed	18	(54)	—	(416)	(21)
Net change in unrealized appreciation (depreciation) on investments	6,033	(12,264)	(214)	(65,902)	(781)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,909	(12,798)	(226)	(27,707)	557

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	64,752	—	—	103,994	28,785
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(263)	—	—	(92)	(107)
Net transfers between other subaccounts
or fixed rate option	—	101,478	4,530	30,763	—
Miscellaneous transactions	7	—	—	—	2
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	64,496	101,478	4,530	134,665	28,680

TOTAL INCREASE (DECREASE) IN NET ASSETS	70,405	88,680	4,304	106,958	29,237

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$70,405	$88,680	$4,304	$106,958	$29,237

Beginning units	—	—	—	—	—
Units issued	4,021	7,712	399	10,598	2,556
Units redeemed	(19)	—	—	(9)	(12)
Ending units	4,002	7,712	399	10,589	2,544

***Subaccount became available for investment prior to 2022 but had no activity until 2022.

The accompanying notes are an integral part of these financial statements.
A113

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	American Funds IS Washington Mutual Investors Fund (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)	Fidelity® VIP Technology Portfolio (Initial Class)
	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***	1/1/2022***
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$260	$169	$33	$120	$(5)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1)	1	—	2	—
Net change in unrealized appreciation (depreciation) on investments	(117)	790	106	617	61
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	142	960	139	739	56

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,168	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	10,039	10,038	10,037	5,019
Miscellaneous transactions	1	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,169	10,039	10,038	10,037	5,019

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,311	10,999	10,177	10,776	5,075

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$7,311	$10,999	$10,177	$10,776	$5,075

Beginning units	—	—	—	—	—
Units issued	694	885	867	952	415
Units redeemed	(2)	—	—	—	—
Ending units	692	885	867	952	415

***Subaccount became available for investment prior to 2022 but had no activity until 2022.
The accompanying notes are an integral part of these financial statements.
A114

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2023

Note 1:    General

Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on May 20, 1996 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Select	Strategic Partners Advisor
Prudential Defined Income Annuity	Strategic Partners FlexElite
Prudential MyRock Advisor New York Variable Annuity	Strategic Partners FlexElite 2
Prudential FlexGuard New York B Series	Strategic Partners Plus
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus 3
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Select
Prudential Premier Retirement Variable Annuity	Strategic Partners Variable Annuity One
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One 3
Prudential Premier Variable Annuity B, L, X Series
The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
T. Rowe Price International Stock Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
Invesco V.I. Core Equity Fund (Series I)
Janus Henderson VIT Research Portfolio (Institutional Shares)
Janus Henderson VIT Overseas Portfolio (Institutional Shares)
MFS® Research Series (Initial Class)
MFS® Growth Series (Initial Class)
American Century VP Value Fund (Class I)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
PSF PGIM Jennison Focused Blend Portfolio (Class I)*
Davis Value Portfolio
A115

Note 1:    General (continued)

AB VPS Large Cap Growth Portfolio (Class B)
PSF Small-Cap Value Portfolio (Class I)*
Janus Henderson VIT Research Portfolio (Service Shares)
PSF Mid-Cap Growth Portfolio (Class I)
PSF International Growth Portfolio (Class I)*
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Tactical Preservation Portfolio
AST High Yield Portfolio
AST Small-Cap Value Portfolio
AST Mid-Cap Growth Portfolio
AST Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST MFS Global Equity Portfolio
AST J.P. Morgan International Equity Portfolio*
AST Wellington Management Hedged Equity Portfolio*
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST Large-Cap Growth Portfolio
AST Government Money Market Portfolio
AST Small-Cap Growth Portfolio
AST International Value Portfolio*
AST International Equity Portfolio (formerly AST International Growth Portfolio)
AST Investment Grade Bond Portfolio
AST Core Fixed Income Portfolio
AST Cohen & Steers Global Realty Portfolio*
AST Emerging Markets Equity Portfolio
AST J.P. Morgan Global Thematic Portfolio
ProFund VP Consumer Discretionary (formerly ProFund VP Consumer Services)
ProFund VP Consumer Staples (formerly ProFund VP Consumer Goods)
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Communication Services (formerly ProFund VP Telecommunications)
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Allspring VT International Equity Fund (Class 1)
Allspring VT Discovery All Cap Growth Fund (Class 1)
A116

Note 1:    General (continued)

AST Bond Portfolio 2022****
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio*
Allspring VT Opportunity Fund (Class 1)
AST Bond Portfolio 2023***
AST MFS Growth Allocation Portfolio*
AST Western Asset Emerging Markets Debt Portfolio*
AST Bond Portfolio 2024
AST ClearBridge Dividend Growth Portfolio
AST Multi-Sector Fixed Income Portfolio
AST Large-Cap Core Portfolio
AST Bond Portfolio 2025
AST T. Rowe Price Growth Opportunities Portfolio
AST T. Rowe Price Diversified Real Growth Portfolio*
AST Prudential Flexible Multi-Strategy Portfolio*
AST Franklin 85/15 Diversified Allocation Portfolio*
AST Bond Portfolio 2026
AST Global Bond Portfolio
AST QMA International Core Equity Portfolio*
BlackRock Global Allocation V.I. Fund (Class III)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)****
AST Bond Portfolio 2027
NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST American Funds Growth Allocation Portfolio*
AST Bond Portfolio 2030
AST BlackRock 80/20 Target Allocation ETF Portfolio*
AST BlackRock 60/40 Target Allocation ETF Portfolio*
AST Bond Portfolio 2031
MFS® International Growth Portfolio (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
MFS® Technology Portfolio (Service Class)
MFS® Mid Cap Growth Series (Service Class)
MFS® New Discovery Series (Service Class)
MFS® Research Series (Service Class)
MFS® Total Return Bond Series (Service Class)
MFS® Total Return Series (Service Class)
MFS® Utilities Series (Service Class)
American Funds IS Asset Allocation Fund (Class 4)
American Funds IS Washington Mutual Investors Fund (Class 4)
American Funds IS The Bond Fund of America® (Class 4)
American Funds IS Capital World Growth and Income Fund® (Class 4)
American Funds IS Global Small Capitalization Fund (Class 4)
American Funds IS Growth Fund (Class 4)
American Funds IS Growth-Income Fund (Class 4)
American Funds IS International Fund (Class 4)
American Funds IS New World Fund® (Class 4)
BlackRock Advantage Large Cap Core V.I. Fund (Class III)
A117

Note 1:    General (continued)

BlackRock Advantage Large Cap Value V.I. Fund (Class III)
BlackRock Capital Appreciation V.I. Fund (Class III)
BlackRock Equity Dividend V.I. Fund (Class III)
BlackRock Large Cap Focus Growth V.I. Fund (Class III)
Fidelity® VIP Balanced Portfolio (Service Class 2)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
Fidelity® VIP Health Care Portfolio (Service Class 2)
BlackRock Basic Value V.I. Fund (Class III)
AST Bond Portfolio 2032
PSF Global Portfolio (Class III)
PSF Mid-Cap Growth Portfolio (Class III)
PSF Natural Resources Portfolio (Class III)
PSF PGIM 50/50 Balanced Portfolio (Class III)
PSF PGIM Flexible Managed Portfolio (Class III)
PSF PGIM Government Income Portfolio (Class III)
PSF PGIM High Yield Bond Portfolio (Class III)
PSF PGIM Jennison Blend Portfolio (Class III)
PSF PGIM Jennison Focused Blend Portfolio (Class III)*
PSF PGIM Jennison Growth Portfolio (Class III)
PSF PGIM Jennison Value Portfolio (Class III)
PSF PGIM Total Return Bond Portfolio (Class III)
PSF Small-Cap Stock Index Portfolio (Class III)
PSF Stock Index Portfolio (Class III)
MFS® Investors Trust Series (Service Class)
MFS® International Intrinsic Value Portfolio (Initial Class)
MFS® Mid Cap Growth Series (Initial Class)
Western Asset Core Plus VIT Portfolio (Class I)
ClearBridge Variable Small Cap Growth Portfolio (Class I)
ClearBridge Variable Large Cap Growth Portfolio (Class I)**
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
Fidelity® VIP Mid Cap Portfolio (Initial Class)
Fidelity® VIP Emerging Markets Portfolio (Initial Class)
DFA VA U.S. Targeted Value Portfolio
BlackRock Large Cap Focus Growth V.I. Fund (Class I)
American Funds IS U.S. Government Securities Fund® (Class 1)
American Funds IS The Bond Fund of America® (Class 1)
Vanguard International Portfolio
Vanguard Diversified Value Portfolio
Vanguard Total International Stock Market Index Portfolio
Vanguard Mid-Cap Index Portfolio
Vanguard Equity Index Portfolio
MFS® Total Return Bond Series (Initial Class)
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
MFS® New Discovery Series (Initial Class)
ClearBridge Variable Dividend Strategy Portfolio (Class I)
MFS® Utilities Series (Initial Class)
Vanguard Real Estate Index Portfolio
Vanguard Total Bond Market Index Portfolio
A118

Note 1:    General (continued)

Vanguard Equity Income Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Short-Term Investment Grade Portfolio
PSF Natural Resources Portfolio (Class I)
Vanguard Total Stock Market Index Portfolio
Vanguard Balanced Portfolio
Vanguard Growth Portfolio
DFA VA International Value Portfolio
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
American Funds IS Washington Mutual Investors Fund (Class 1)
American Funds IS Growth Fund (Class 1)
American Funds IS Growth-Income Fund (Class 1)
Fidelity® VIP Technology Portfolio (Initial Class)
MFS® Value Series (Service Class)
PSF PGIM Government Money Market Portfolio (Class III)
MFS® Value Series (Initial Class)
American Funds IS Ultra-Short Bond Fund (Class 1)
BlackRock Advantage Large Cap Core V.I. Fund (Class I)
BlackRock Basic Value V.I. Fund (Class I)
DFA VA International Small Portfolio
DFA VA U.S. Large Value Portfolio
Fidelity® VIP Strategic Income Portfolio (Initial Class)
ClearBridge Variable Appreciation Portfolio (Class I)
MFS® Technology Portfolio (Initial Class)
BlackRock Equity Dividend V.I. Fund (Class I)
Fidelity® VIP Financials Portfolio (Initial Class) (formerly Fidelity® VIP Financial Services Portfolio)
Fidelity® VIP Health Care Portfolio (Initial Class)
American Funds IS Asset Allocation Fund (Class 1)**
AST Bond Portfolio 2033**
AST Bond Portfolio 2034**
BlackRock Capital Appreciation V.I. Fund (Class I)**
BlackRock Global Allocation V.I. Fund (Class I)**
PSF PGIM 50/50 Balanced Portfolio (Class I)**
DFA VA Global Bond Portfolio**
DFA VA Global Moderate Allocation Portfolio**
DFA VA Short-Term Fixed Portfolio**
Fidelity® VIP Balanced Portfolio (Initial Class)**
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)**
Fidelity® VIP Contrafund® Portfolio (Initial Class)**
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)**
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)**
Fidelity® VIP Growth Portfolio (Initial Class)**
Fidelity® VIP High Income Portfolio (Initial Class)**
Fidelity® VIP Industrials Portfolio (Initial Class)**
Fidelity® VIP Utilities Portfolio (Initial Class)**
PSF PGIM Flexible Managed Portfolio (Class I)**
PSF PGIM Government Income Portfolio (Class I)**
ClearBridge Variable Aggressive Growth Portfolio (Class I)**
ClearBridge Variable Mid Cap Portfolio (Class I)**
A119

Note 1:    General (continued)

Franklin Multi-Asset Variable Conservative Growth Fund (Class I)**
Franklin Multi-Asset Variable Growth Fund (Class I)**
Franklin Multi-Asset Variable Moderate Growth Fund (Class I)**
Western Asset Variable Global High Yield Bond Portfolio (Class I)**
MFS® Investors Trust Series (Initial Class)**
MFS® Total Return Series (Initial Class)**
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)**
Vanguard Global Bond Index Portfolio**
Vanguard Capital Growth Portfolio**
Vanguard Conservative Allocation Portfolio**
Vanguard Moderate Allocation Portfolio**
Allspring VT Small Cap Growth Fund (Class 1)**

*	Subaccount merged during the period ended December 31, 2023.
**	Subaccount was available for investment but had no assets as of December 31, 2023, and had no activity during 2023.
***	Subaccount was available for investment but had no assets as of December 31, 2023.
****	Subaccount liquidated during the period ended December 31, 2023

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
January 20, 2023	AST Cohen & Steers Global Realty Portfolio	AST Cohen & Steers Realty Portfolio
January 20, 2023	AST BlackRock Global Strategies Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
February 24, 2023	AST Wellington Management Hedged Equity Portfolio	AST Prudential Growth Allocation Portfolio
February 24, 2023	AST MFS Growth Allocation Portfolio	AST Capital Growth Asset Allocation Portfolio
February 24, 2023	AST T. Rowe Price Diversified Real Growth Portfolio	PSF PGIM Flexible Managed Portfolio (Class III)
February 24, 2023	AST Prudential Flexible Multi-Strategy Portfolio	PSF PGIM Flexible Managed Portfolio (Class III)
February 24, 2023	AST Franklin 85/15 Diversified Allocation Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
February 24, 2023	AST American Funds Growth Allocation Portfolio	AST Prudential Growth Allocation Portfolio
February 24, 2023	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST Capital Growth Asset Allocation Portfolio
February 24, 2023	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Balanced Asset Allocation Portfolio
March 10, 2023	AST International Value Portfolio	AST International Equity Portfolio
March 10, 2023	AST J.P. Morgan International Equity Portfolio	AST International Equity Portfolio
March 10, 2023	PSF International Growth Portfolio (Class I)	AST International Equity Portfolio
March 10, 2023	AST Western Asset Emerging Markets Debt Portfolio	AST Global Bond Portfolio
March 10, 2023	AST QMA International Core Equity Portfolio	AST International Equity Portfolio
June 9, 2023	PSF Small-Cap Value Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)
December 8, 2023	PSF PGIM Jennison Focused Blend Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)
December 8, 2023	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to risks which may be interrelated and include, but are not limited to, the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

A120

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.
Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2023, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

A121

Note 4:    Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2023 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$1,605,127	$1,984,601
PSF PGIM Total Return Bond Portfolio (Class I)	363,103	1,464,888
PSF PGIM Jennison Blend Portfolio (Class I)	2,706,603	2,025,725
PSF PGIM Jennison Value Portfolio (Class I)	137,556	2,043,063
PSF PGIM High Yield Bond Portfolio (Class I)	224,246	1,220,696
PSF Stock Index Portfolio (Class I)	1,102,206	7,330,637
PSF Global Portfolio (Class I)	69,407	377,506
PSF PGIM Jennison Growth Portfolio (Class I)	85,586	2,672,532
PSF Small-Cap Stock Index Portfolio (Class I)	5,642,279	1,812,550
T. Rowe Price International Stock Portfolio	10,183	87,904
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	195,143	657,230
Invesco V.I. Core Equity Fund (Series I)	9,450	761,924
Janus Henderson VIT Research Portfolio (Institutional Shares)	3,115	560,618
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	38,289	497,582
MFS® Research Series (Initial Class)	5,393	114,297
MFS® Growth Series (Initial Class)	275,822	848,241
American Century VP Value Fund (Class I)	16,017	136,298
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	55,582	185,512
PSF PGIM Jennison Focused Blend Portfolio (Class I)	3,340	2,903,415
Davis Value Portfolio	2,758	100,809
AB VPS Large Cap Growth Portfolio (Class B)	15,638	21,302
PSF Small-Cap Value Portfolio (Class I)	83,438	5,204,388
Janus Henderson VIT Research Portfolio (Service Shares)	—	40,815
PSF Mid-Cap Growth Portfolio (Class I)	87,690	686,469
PSF International Growth Portfolio (Class I)	9,376	1,351,481
AST Cohen & Steers Realty Portfolio	11,939,362	6,955,951
AST J.P. Morgan Tactical Preservation Portfolio	224,410,199	134,816,786
AST High Yield Portfolio	3,507,593	7,621,918
AST Small-Cap Value Portfolio	7,268,316	9,834,690
AST Mid-Cap Growth Portfolio	7,946,327	12,308,092
AST Large-Cap Value Portfolio	18,208,151	30,353,664
AST Mid-Cap Value Portfolio	6,954,381	10,153,042
AST T. Rowe Price Natural Resources Portfolio	7,857,573	12,030,507
AST T. Rowe Price Asset Allocation Portfolio	151,445,774	245,319,635
AST MFS Global Equity Portfolio	3,849,039	7,102,433
AST J.P. Morgan International Equity Portfolio	1,563,880	18,977,857
A122

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Wellington Management Hedged Equity Portfolio	$4,773,209	$118,053,908
AST Capital Growth Asset Allocation Portfolio	221,255,766	171,635,696
AST Academic Strategies Asset Allocation Portfolio	52,359,357	60,548,319
AST Balanced Asset Allocation Portfolio	154,461,900	200,123,585
AST Preservation Asset Allocation Portfolio	105,997,648	125,414,612
AST Prudential Growth Allocation Portfolio	404,093,827	280,582,318
AST Advanced Strategies Portfolio	59,312,785	95,154,818
AST Large-Cap Growth Portfolio	24,889,923	59,197,591
AST Government Money Market Portfolio	49,872,885	58,752,070
AST Small-Cap Growth Portfolio	8,360,781	8,928,456
AST International Value Portfolio	626,085	12,456,184
AST International Equity Portfolio	39,265,069	13,073,003
AST Investment Grade Bond Portfolio	1,232,219,535	1,676,297,084
AST Core Fixed Income Portfolio	54,187,335	64,056,894
AST Cohen & Steers Global Realty Portfolio	176,716	6,554,698
AST Emerging Markets Equity Portfolio	6,286,042	7,397,520
AST J.P. Morgan Global Thematic Portfolio	40,134,027	47,305,157
ProFund VP Consumer Discretionary	19,509	114,966
ProFund VP Consumer Staples	47,719	50,538
ProFund VP Financials	43,356	47,829
ProFund VP Health Care	67,596	103,043
ProFund VP Industrials	56,024	72,583
ProFund VP Mid-Cap Growth	34,154	36,736
ProFund VP Mid-Cap Value	34,851	34,071
ProFund VP Real Estate	28,024	17,615
ProFund VP Small-Cap Growth	16,624	17,308
ProFund VP Small-Cap Value	33,784	33,812
ProFund VP Communication Services	4,000	7,997
ProFund VP Utilities	77,027	46,727
ProFund VP Large-Cap Growth	41,111	54,358
ProFund VP Large-Cap Value	36,789	40,421
Allspring VT International Equity Fund (Class 1)	—	3,132
Allspring VT Discovery All Cap Growth Fund (Class 1)	—	87,873
AST Bond Portfolio 2022	—	1,018
AST Quantitative Modeling Portfolio	2,090,207	16,764,122
AST BlackRock Global Strategies Portfolio	3,280,625	103,823,417
Allspring VT Opportunity Fund (Class 1)	—	25,240
AST Bond Portfolio 2023	1,192,237	10,098,543
AST MFS Growth Allocation Portfolio	4,802,441	60,102,309
AST Western Asset Emerging Markets Debt Portfolio	832	1,385,656
AST Bond Portfolio 2024	7,631,234	1,879,591
AST ClearBridge Dividend Growth Portfolio	4,335,332	6,263,984
AST Multi-Sector Fixed Income Portfolio	6,923,125	198,826,015
AST Large-Cap Core Portfolio	4,986,538	7,959,526
AST Bond Portfolio 2025	691,904	629,656
AST T. Rowe Price Growth Opportunities Portfolio	201,257,068	145,345,243
AST T. Rowe Price Diversified Real Growth Portfolio	360	14,340,621
AST Prudential Flexible Multi-Strategy Portfolio	9,964	18,367,522
A123

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Franklin 85/15 Diversified Allocation Portfolio	$5,195,843	$39,993,482
AST Bond Portfolio 2026	768,164	915,693
AST Global Bond Portfolio	6,007,574	6,164,784
AST QMA International Core Equity Portfolio	103,790	1,829,835
BlackRock Global Allocation V.I. Fund (Class III)	155,494	1,147,530
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	12,569	3,168,536
AST Bond Portfolio 2027	287,694	239,855
NVIT Emerging Markets Fund (Class D)	38,098	74,562
AST Bond Portfolio 2028	2,704	399,306
AST Bond Portfolio 2029	15,253	64,942
AST American Funds Growth Allocation Portfolio	14,246,151	52,530,376
AST Bond Portfolio 2030	316,735	416,475
AST BlackRock 80/20 Target Allocation ETF Portfolio	6,666,815	26,021,661
AST BlackRock 60/40 Target Allocation ETF Portfolio	3,622,276	18,099,653
AST Bond Portfolio 2031	866,203	2,567,898
MFS® International Growth Portfolio (Service Class)	368,894	84,947
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	107,471	19,079
MFS® Technology Portfolio (Service Class)	1,254,707	1,011,781
MFS® Mid Cap Growth Series (Service Class)	113,283	112,347
MFS® New Discovery Series (Service Class)	15,834	25,223
MFS® Research Series (Service Class)	3,692	6,986
MFS® Total Return Bond Series (Service Class)	966,288	394,825
MFS® Total Return Series (Service Class)	351,410	225,793
MFS® Utilities Series (Service Class)	707,737	411,445
American Funds IS Asset Allocation Fund (Class 4)	1,059,531	720,300
American Funds IS Washington Mutual Investors Fund (Class 4)	265,668	374,982
American Funds IS The Bond Fund of America® (Class 4)	1,037,686	549,530
American Funds IS Capital World Growth and Income Fund® (Class 4)	217,676	76,792
American Funds IS Global Small Capitalization Fund (Class 4)	75,601	26,919
American Funds IS Growth Fund (Class 4)	2,444,566	1,904,588
American Funds IS Growth-Income Fund (Class 4)	690,552	590,723
American Funds IS International Fund (Class 4)	210,873	55,429
American Funds IS New World Fund® (Class 4)	94,312	119,769
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	212,191	143,244
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	237,183	355,374
BlackRock Capital Appreciation V.I. Fund (Class III)	305,775	140,785
BlackRock Equity Dividend V.I. Fund (Class III)	419,879	333,691
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	296,378	358,446
Fidelity® VIP Balanced Portfolio (Service Class 2)	1,263,202	477,995
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	1,550,505	1,248,979
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	465,958	551,744
Fidelity® VIP Health Care Portfolio (Service Class 2)	1,468,483	1,299,044
BlackRock Basic Value V.I. Fund (Class III)	300,067	155,853
AST Bond Portfolio 2032	487,555	1,406,797
PSF Global Portfolio (Class III)	16,821	14,331
PSF Mid-Cap Growth Portfolio (Class III)	34,960	5,172
PSF Natural Resources Portfolio (Class III)	3,678,664	393,289
PSF PGIM 50/50 Balanced Portfolio (Class III)	362,312	469,962
A124

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
PSF PGIM Flexible Managed Portfolio (Class III)	$32,521,733	$6,726,210
PSF PGIM Government Income Portfolio (Class III)	624,736	1,225,755
PSF PGIM High Yield Bond Portfolio (Class III)	993,957	540,904
PSF PGIM Jennison Blend Portfolio (Class III)	255,662	31,881
PSF PGIM Jennison Focused Blend Portfolio (Class III)	85,494	178,965
PSF PGIM Jennison Growth Portfolio (Class III)	164,222	293,152
PSF PGIM Jennison Value Portfolio (Class III)	136,025	218,294
PSF PGIM Total Return Bond Portfolio (Class III)	1,275,023	487,462
PSF Small-Cap Stock Index Portfolio (Class III)	780,953	469,246
PSF Stock Index Portfolio (Class III)	2,843,960	1,187,189
MFS® Investors Trust Series (Service Class)	98,015	15,666
MFS® International Intrinsic Value Portfolio (Initial Class)	30,195	24,076
MFS® Mid Cap Growth Series (Initial Class)	9,012	553
Western Asset Core Plus VIT Portfolio (Class I)	—	984
ClearBridge Variable Small Cap Growth Portfolio (Class I)	—	1,192
ClearBridge Variable Large Cap Growth Portfolio (Class I)	—	—
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	—	1,576
Fidelity® VIP Mid Cap Portfolio (Initial Class)	4,867	1,855
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	17,631	15,561
DFA VA U.S. Targeted Value Portfolio	2,279	2,317
BlackRock Large Cap Focus Growth V.I. Fund (Class I)	1,159	20,205
American Funds IS U.S. Government Securities Fund® (Class 1)	301,363	5,406
American Funds IS The Bond Fund of America® (Class 1)	380,511	194,712
Vanguard International Portfolio	53,950	11,281
Vanguard Diversified Value Portfolio	2,072	6,028
Vanguard Total International Stock Market Index Portfolio	273,834	172,220
Vanguard Mid-Cap Index Portfolio	—	4,849
Vanguard Equity Index Portfolio	—	31
MFS® Total Return Bond Series (Initial Class)	—	517
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	4,405	4,055
MFS® New Discovery Series (Initial Class)	19,252	1,556
ClearBridge Variable Dividend Strategy Portfolio (Class I)	5,610	6,095
MFS® Utilities Series (Initial Class)	9,038	12,783
Vanguard Real Estate Index Portfolio	30,892	255
Vanguard Total Bond Market Index Portfolio	—	246
Vanguard Equity Income Portfolio	—	1,141
Vanguard High Yield Bond Portfolio	—	183
Vanguard Short-Term Investment Grade Portfolio	74,632	3,182
PSF Natural Resources Portfolio (Class I)	30,575	53,963
Vanguard Total Stock Market Index Portfolio	5,682	785
Vanguard Balanced Portfolio	—	37
Vanguard Growth Portfolio	—	1,106
DFA VA International Value Portfolio	134,628	24,728
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	—	45
American Funds IS Washington Mutual Investors Fund (Class 1)	187,831	154,164
American Funds IS Growth Fund (Class 1)	201,460	3,617
American Funds IS Growth-Income Fund (Class 1)	17,485	516
Fidelity® VIP Technology Portfolio (Initial Class)	1,722	108
A125

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
MFS® Value Series (Service Class)	$57,239	$258
PSF PGIM Government Money Market Portfolio (Class III)	17,961,935	13,238,336
MFS® Value Series (Initial Class)	39,520	61
American Funds IS Ultra-Short Bond Fund (Class 1)	62,819	4,266
BlackRock Advantage Large Cap Core V.I. Fund (Class I)	33,367	699
BlackRock Basic Value V.I. Fund (Class I)	107,142	4,250
DFA VA International Small Portfolio	49,940	1,841
DFA VA U.S. Large Value Portfolio	22,885	120
Fidelity® VIP Strategic Income Portfolio (Initial Class)	292,721	229,457
ClearBridge Variable Appreciation Portfolio (Class I)	175,503	138,339
MFS® Technology Portfolio (Initial Class)	75,321	2,581
BlackRock Equity Dividend V.I. Fund (Class I)	31,240	14
Fidelity® VIP Financials Portfolio (Initial Class)	23,592	10
Fidelity® VIP Health Care Portfolio (Initial Class)	1,738	74

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the
A126

Note 6:    Related Party Transactions (continued)
right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

Pruco Life of New Jersey sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life of New Jersey and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life of New Jersey.
A127

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2023	3,422	$0.92	to	$10.55	$4,155	4.76%	0.40%	to	1.75%	3.08%	to	4.46%
December 31, 2022	3,688	$0.89	to	$10.10	$4,331	1.31%	0.40%	to	1.75%	-0.33%	to	0.98%
December 31, 2021	5,032	$0.89	to	$9.67	$5,656	0.04%	1.00%	to	1.75%	-1.62%	to	-0.95%
December 31, 2020	4,551	$0.91	to	$9.77	$5,391	0.30%	1.00%	to	1.75%	-1.38%	to	-0.70%
December 31, 2019	4,620	$0.92	to	$9.84	$5,543	1.91%	1.00%	to	1.75%	0.17%	to	0.91%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2023	2,702	$2.37	to	$9.38	$7,564	0.00%	0.40%	to	1.40%	5.79%	to	6.84%
December 31, 2022	3,122	$2.24	to	$8.75	$8,122	0.00%	0.50%	to	1.40%	-15.99%	to	-15.24%
December 31, 2021	3,520	$2.67	to	$3.09	$10,866	0.00%	1.35%	to	1.40%	-2.13%	to	-2.08%
December 31, 2020	3,863	$2.72	to	$3.16	$12,186	0.00%	1.35%	to	1.40%	6.95%	to	7.01%
December 31, 2019	4,326	$2.40	to	$2.95	$12,762	0.00%	1.35%	to	1.65%	9.10%	to	9.42%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2023	2,734	$4.18	to	$6.86	$17,995	0.00%	1.35%	to	1.80%	30.18%	to	30.76%
December 31, 2022	2,642	$3.21	to	$5.25	$13,202	0.00%	1.35%	to	1.80%	-26.42%	to	-26.09%
December 31, 2021	2,882	$4.34	to	$7.10	$19,500	0.00%	1.35%	to	1.80%	18.23%	to	18.75%
December 31, 2020	3,290	$3.65	to	$5.98	$18,760	0.00%	1.35%	to	1.80%	26.72%	to	27.28%
December 31, 2019	3,905	$2.70	to	$4.70	$17,364	0.00%	1.35%	to	1.80%	26.60%	to	27.17%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2023	2,824	$3.32	to	$6.82	$14,759	0.00%	1.35%	to	1.80%	13.17%	to	13.67%
December 31, 2022	3,163	$2.93	to	$6.00	$14,637	0.00%	1.35%	to	1.80%	-9.52%	to	-9.12%
December 31, 2021	3,657	$3.24	to	$6.61	$18,510	0.00%	1.35%	to	1.80%	25.53%	to	26.09%
December 31, 2020	4,160	$2.58	to	$5.24	$16,791	0.00%	1.35%	to	1.80%	1.75%	to	2.20%
December 31, 2019	4,886	$2.54	to	$5.13	$19,106	0.00%	1.35%	to	1.80%	23.83%	to	24.38%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2023	1,362	$3.12	to	$20.77	$7,509	0.00%	0.40%	to	1.80%	9.85%	to	11.38%
December 31, 2022	1,544	$2.83	to	$18.83	$7,668	0.00%	0.40%	to	1.80%	-12.81%	to	-11.60%
December 31, 2021	1,782	$3.23	to	$21.51	$10,369	0.00%	0.40%	to	1.80%	6.02%	to	7.50%
December 31, 2020	1,983	$3.03	to	$20.21	$10,712	0.00%	1.35%	to	1.80%	5.21%	to	5.68%
December 31, 2019	2,267	$2.70	to	$19.13	$11,776	0.00%	1.35%	to	1.80%	14.27%	to	14.78%

	PSF Stock Index Portfolio (Class I)
December 31, 2023	4,080	$3.34	to	$18.80	$40,878	0.00%	0.35%	to	1.90%	23.53%	to	25.48%
December 31, 2022	4,646	$2.70	to	$15.02	$37,882	0.00%	0.35%	to	1.95%	-19.93%	to	-18.62%
December 31, 2021	5,180	$3.35	to	$18.49	$51,905	0.00%	0.35%	to	1.95%	25.78%	to	27.83%
December 31, 2020	5,581	$2.66	to	$14.49	$42,621	0.00%	0.35%	to	1.95%	15.78%	to	17.66%
December 31, 2019	5,676	$2.29	to	$12.34	$32,340	0.00%	0.48%	to	1.95%	8.05%	to	30.35%

	PSF Global Portfolio (Class I)
December 31, 2023	782	$2.20	to	$4.86	$3,403	0.00%	1.40%	to	1.75%	17.54%	to	17.95%
December 31, 2022	843	$1.87	to	$4.12	$3,131	0.00%	1.40%	to	1.75%	-20.19%	to	-19.91%
December 31, 2021	935	$2.34	to	$5.14	$4,338	0.00%	1.40%	to	1.75%	16.20%	to	16.60%
December 31, 2020	1,056	$2.01	to	$4.41	$4,186	0.00%	1.40%	to	1.75%	13.84%	to	14.24%
December 31, 2019	1,263	$1.77	to	$3.86	$4,321	0.00%	1.40%	to	1.75%	28.15%	to	28.59%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2023	2,429	$3.66	to	$15.47	$22,599	0.00%	0.40%	to	1.80%	50.80%	to	52.89%
December 31, 2022	2,721	$2.42	to	$7.12	$16,740	0.00%	1.35%	to	1.80%	-38.70%	to	-38.43%
December 31, 2021	3,016	$3.95	to	$11.56	$30,035	0.00%	1.35%	to	1.80%	13.96%	to	14.46%
December 31, 2020	3,508	$3.46	to	$10.11	$30,868	0.00%	1.35%	to	1.80%	53.44%	to	54.12%
December 31, 2019	4,496	$2.25	to	$6.56	$25,179	0.00%	1.35%	to	1.80%	30.99%	to	31.57%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2023	1,198	$6.79	to	$14.34	$12,925	0.00%	0.35%	to	1.90%	9.70%	to	15.33%
December 31, 2022	782	$5.94	to	$12.46	$7,513	0.00%	0.35%	to	1.90%	-17.96%	to	-16.67%
December 31, 2021	879	$7.20	to	$14.98	$10,220	0.00%	0.35%	to	1.90%	23.94%	to	25.90%
December 31, 2020	939	$5.78	to	$11.93	$8,500	0.00%	0.35%	to	1.90%	8.88%	to	10.60%
December 31, 2019	925	$5.28	to	$10.80	$7,261	0.00%	0.48%	to	1.90%	4.55%	to	21.75%
A128

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	T. Rowe Price International Stock Portfolio
December 31, 2023	458	$2.31	to	$2.31	$1,057	0.98%	1.40%	to	1.40%	14.64%	to	14.64%
December 31, 2022	487	$2.01	to	$2.01	$981	0.76%	1.40%	to	1.40%	-16.98%	to	-16.98%
December 31, 2021	554	$2.42	to	$2.42	$1,343	0.57%	1.40%	to	1.40%	-0.08%	to	-0.08%
December 31, 2020	613	$2.43	to	$2.43	$1,488	0.56%	1.40%	to	1.40%	12.87%	to	12.87%
December 31, 2019	748	$2.15	to	$2.15	$1,607	2.39%	1.40%	to	1.40%	26.00%	to	26.00%

	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
December 31, 2023	880	$5.71	to	$5.71	$5,024	2.09%	1.40%	to	1.40%	8.03%	to	8.03%
December 31, 2022	954	$5.28	to	$5.28	$5,039	1.85%	1.40%	to	1.40%	-4.67%	to	-4.67%
December 31, 2021	1,072	$5.54	to	$5.54	$5,942	1.55%	1.40%	to	1.40%	23.81%	to	23.81%
December 31, 2020	1,252	$3.01	to	$4.48	$5,604	2.32%	1.35%	to	1.40%	-0.22%	to	-0.17%
December 31, 2019	1,408	$3.01	to	$4.48	$6,314	2.32%	1.35%	to	1.40%	24.65%	to	24.71%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2023	1,249	$2.40	to	$4.71	$5,865	0.71%	1.40%	to	1.65%	21.37%	to	21.66%
December 31, 2022	1,404	$1.98	to	$3.87	$5,422	0.90%	1.40%	to	1.65%	-21.83%	to	-21.64%
December 31, 2021	1,561	$2.53	to	$4.94	$7,695	0.63%	1.40%	to	1.65%	25.67%	to	25.97%
December 31, 2020	1,821	$2.02	to	$3.92	$7,129	1.32%	1.40%	to	1.65%	12.00%	to	12.28%
December 31, 2019	2,127	$1.80	to	$3.49	$7,417	0.94%	1.40%	to	1.65%	26.87%	to	27.18%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2023	684	$3.23	to	$6.45	$4,405	0.15%	1.35%	to	1.40%	41.20%	to	41.27%
December 31, 2022	775	$2.29	to	$4.57	$3,527	0.71%	1.35%	to	1.40%	-30.86%	to	-30.82%
December 31, 2021	853	$3.31	to	$6.61	$5,623	0.10%	1.35%	to	1.40%	18.67%	to	18.73%
December 31, 2020	1,022	$2.79	to	$5.57	$5,675	0.53%	1.35%	to	1.40%	31.12%	to	31.18%
December 31, 2019	1,322	$2.12	to	$4.25	$5,598	0.46%	1.35%	to	1.40%	33.65%	to	33.72%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2023	757	$2.57	to	$4.78	$3,568	1.50%	1.35%	to	1.65%	9.08%	to	9.40%
December 31, 2022	845	$2.36	to	$4.37	$3,650	1.73%	1.35%	to	1.65%	-10.09%	to	-9.82%
December 31, 2021	961	$2.62	to	$4.85	$4,606	1.13%	1.35%	to	1.65%	11.74%	to	12.07%
December 31, 2020	1,075	$2.35	to	$4.33	$4,608	1.34%	1.35%	to	1.65%	14.41%	to	14.75%
December 31, 2019	1,227	$2.05	to	$3.78	$4,591	1.90%	1.35%	to	1.65%	24.96%	to	25.33%

	MFS® Research Series (Initial Class)
December 31, 2023	212	$5.96	to	$5.96	$1,265	0.52%	1.40%	to	1.40%	20.73%	to	20.73%
December 31, 2022	229	$4.94	to	$4.94	$1,131	0.49%	1.40%	to	1.40%	-18.35%	to	-18.35%
December 31, 2021	253	$6.05	to	$6.05	$1,532	0.54%	1.40%	to	1.40%	23.08%	to	23.08%
December 31, 2020	315	$4.91	to	$4.91	$1,548	0.72%	1.40%	to	1.40%	14.98%	to	14.98%
December 31, 2019	369	$4.27	to	$4.27	$1,576	0.78%	1.40%	to	1.40%	31.11%	to	31.11%

	MFS® Growth Series (Initial Class)
December 31, 2023	839	$4.26	to	$13.81	$6,457	0.00%	0.40%	to	1.40%	33.99%	to	35.32%
December 31, 2022	922	$3.18	to	$5.69	$5,239	0.00%	1.35%	to	1.40%	-32.58%	to	-32.54%
December 31, 2021	992	$4.71	to	$8.43	$8,360	0.00%	1.35%	to	1.40%	21.83%	to	21.88%
December 31, 2020	1,115	$3.86	to	$6.92	$7,717	0.00%	1.35%	to	1.40%	30.03%	to	30.10%
December 31, 2019	1,331	$2.97	to	$5.32	$7,084	0.00%	1.35%	to	1.40%	36.24%	to	36.31%

	American Century VP Value Fund (Class I)
December 31, 2023	289	$4.93	to	$5.74	$1,655	2.37%	1.35%	to	1.40%	7.59%	to	7.65%
December 31, 2022	307	$4.58	to	$5.33	$1,634	2.05%	1.35%	to	1.40%	-0.85%	to	-0.79%
December 31, 2021	349	$4.62	to	$5.38	$1,877	1.75%	1.35%	to	1.40%	22.79%	to	22.85%
December 31, 2020	368	$3.76	to	$4.38	$1,611	2.30%	1.35%	to	1.40%	-0.42%	to	-0.37%
December 31, 2019	430	$3.77	to	$4.40	$1,890	2.11%	1.35%	to	1.40%	25.28%	to	25.34%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2023	333	$3.04	to	$5.43	$1,788	0.00%	1.35%	to	1.65%	24.69%	to	25.06%
December 31, 2022	355	$2.44	to	$4.34	$1,522	0.00%	1.35%	to	1.65%	-34.77%	to	-34.57%
December 31, 2021	371	$3.74	to	$6.64	$2,434	0.00%	1.35%	to	1.65%	8.23%	to	8.55%
December 31, 2020	442	$3.46	to	$6.12	$2,679	0.00%	1.35%	to	1.65%	52.58%	to	53.03%
December 31, 2019	541	$2.27	to	$4.00	$2,145	0.00%	1.35%	to	1.65%	29.30%	to	29.68%
A129

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Jennison Focused Blend Portfolio (Class I) (merged December 8, 2023)
December 31, 2023	—	$5.28	to	$5.37	$—	0.00%	1.35%	to	1.40%	25.32%	to	25.38%
December 31, 2022	538	$4.21	to	$4.29	$2,304	0.00%	1.35%	to	1.40%	-26.79%	to	-26.75%
December 31, 2021	624	$5.75	to	$5.85	$3,653	0.00%	1.35%	to	1.40%	15.22%	to	15.28%
December 31, 2020	737	$4.98	to	$5.08	$3,743	0.00%	1.35%	to	1.40%	29.12%	to	29.18%
December 31, 2019	821	$3.63	to	$3.94	$3,231	0.00%	1.35%	to	1.65%	26.83%	to	27.21%

	Davis Value Portfolio
December 31, 2023	263	$3.09	to	$3.13	$815	1.32%	1.35%	to	1.40%	30.80%	to	30.87%
December 31, 2022	296	$2.37	to	$2.39	$701	1.19%	1.35%	to	1.40%	-21.23%	to	-21.19%
December 31, 2021	350	$3.00	to	$3.04	$1,052	0.53%	1.35%	to	1.40%	16.22%	to	16.28%
December 31, 2020	434	$2.58	to	$2.61	$1,121	0.69%	1.35%	to	1.40%	10.18%	to	10.23%
December 31, 2019	507	$2.34	to	$2.37	$1,189	1.40%	1.35%	to	1.40%	29.36%	to	29.42%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2023	151	$3.13	to	$3.13	$473	0.00%	1.40%	to	1.40%	32.93%	to	32.93%
December 31, 2022	151	$2.35	to	$2.35	$357	0.00%	1.40%	to	1.40%	-29.67%	to	-29.67%
December 31, 2021	202	$3.35	to	$3.35	$677	0.00%	1.40%	to	1.40%	26.87%	to	26.87%
December 31, 2020	202	$2.64	to	$2.64	$532	0.00%	1.40%	to	1.40%	33.28%	to	33.28%
December 31, 2019	224	$1.98	to	$1.98	$443	0.00%	1.40%	to	1.40%	32.51%	to	32.51%

	PSF Small-Cap Value Portfolio (Class I) (merged June 9, 2023)
December 31, 2023	—	$2.92	to	$11.11	$—	0.00%	0.40%	to	1.80%	-0.29%	to	0.32%
December 31, 2022	1,348	$2.93	to	$11.08	$5,096	0.00%	0.40%	to	1.80%	-16.16%	to	-14.99%
December 31, 2021	1,488	$3.49	to	$13.03	$6,680	0.00%	0.40%	to	1.80%	24.22%	to	25.95%
December 31, 2020	1,745	$2.81	to	$3.81	$6,263	0.00%	1.35%	to	1.80%	0.10%	to	0.54%
December 31, 2019	1,958	$2.81	to	$3.79	$7,009	0.00%	1.35%	to	1.80%	20.61%	to	21.15%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2023	139	$2.47	to	$5.60	$572	0.06%	1.40%	to	1.75%	40.36%	to	40.85%
December 31, 2022	149	$1.76	to	$3.98	$433	0.57%	1.40%	to	1.75%	-31.27%	to	-31.03%
December 31, 2021	150	$2.56	to	$5.77	$633	0.02%	1.40%	to	1.75%	17.98%	to	18.39%
December 31, 2020	157	$2.16	to	$4.87	$557	0.34%	1.40%	to	1.75%	30.30%	to	30.74%
December 31, 2019	194	$1.66	to	$3.73	$527	0.31%	1.40%	to	1.75%	32.90%	to	33.36%

	PSF Mid-Cap Growth Portfolio (Class I)
December 31, 2023	890	$3.60	to	$8.09	$5,493	0.00%	1.35%	to	1.80%	21.37%	to	21.91%
December 31, 2022	985	$2.96	to	$6.64	$4,996	0.00%	1.35%	to	1.80%	-28.25%	to	-27.93%
December 31, 2021	1,140	$4.11	to	$9.21	$7,716	0.00%	1.35%	to	1.80%	8.73%	to	9.22%
December 31, 2020	1,305	$3.77	to	$8.44	$8,185	0.00%	1.35%	to	1.80%	44.86%	to	45.51%
December 31, 2019	1,596	$2.60	to	$5.80	$6,881	0.00%	1.35%	to	1.80%	35.27%	to	35.88%

	PSF International Growth Portfolio (Class I) (merged March 10, 2023)
December 31, 2023	—	$1.27	to	$3.17	$—	0.00%	1.35%	to	1.75%	4.07%	to	4.15%
December 31, 2022	575	$1.22	to	$3.05	$1,285	0.00%	1.35%	to	1.75%	-30.15%	to	-29.88%
December 31, 2021	607	$1.74	to	$4.35	$1,877	0.00%	1.35%	to	1.80%	10.49%	to	10.98%
December 31, 2020	632	$1.57	to	$3.92	$1,805	0.00%	1.35%	to	1.80%	29.78%	to	30.35%
December 31, 2019	826	$1.21	to	$3.01	$1,845	0.00%	1.35%	to	1.80%	30.04%	to	30.62%

	AST Cohen & Steers Realty Portfolio
December 31, 2023	1,198	$11.56	to	$40.13	$28,587	0.00%	0.35%	to	2.30%	9.51%	to	11.69%
December 31, 2022	958	$10.38	to	$36.50	$20,919	0.00%	0.35%	to	2.30%	-27.08%	to	-25.62%
December 31, 2021	1,151	$14.00	to	$49.85	$35,680	0.00%	0.35%	to	2.30%	39.57%	to	42.35%
December 31, 2020	1,245	$9.87	to	$35.58	$27,821	0.00%	0.35%	to	2.45%	-5.22%	to	-3.18%
December 31, 2019	1,279	$10.22	to	$37.33	$30,263	0.00%	0.35%	to	2.85%	1.14%	to	30.49%

	AST J.P. Morgan Tactical Preservation Portfolio
December 31, 2023	21,618	$10.56	to	$18.60	$328,877	0.00%	0.35%	to	2.40%	5.27%	to	9.97%
December 31, 2022	15,270	$12.74	to	$17.09	$214,523	0.00%	0.55%	to	2.40%	-17.70%	to	-16.19%
December 31, 2021	21,890	$15.35	to	$20.56	$371,842	0.00%	0.55%	to	2.40%	5.42%	to	7.35%
December 31, 2020	10,391	$14.42	to	$19.31	$168,536	0.00%	0.55%	to	2.45%	8.62%	to	10.74%
December 31, 2019	11,394	$13.14	to	$17.59	$167,939	0.00%	0.55%	to	2.85%	11.34%	to	13.98%

A130

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST High Yield Portfolio
December 31, 2023	1,484	$10.65	to	$20.23	$23,207	0.00%	0.48%	to	2.30%	8.02%	to	10.03%
December 31, 2022	1,728	$9.70	to	$18.65	$24,966	0.00%	0.48%	to	2.30%	-13.55%	to	-11.94%
December 31, 2021	2,065	$11.03	to	$21.49	$34,203	0.00%	0.35%	to	2.30%	3.89%	to	5.96%
December 31, 2020	2,106	$10.44	to	$20.60	$33,441	0.00%	0.35%	to	2.45%	0.12%	to	2.28%
December 31, 2019	2,022	$10.24	to	$20.46	$32,616	0.00%	0.35%	to	2.85%	2.23%	to	14.66%

	AST Small-Cap Value Portfolio
December 31, 2023	1,467	$13.51	to	$35.15	$36,399	0.00%	0.48%	to	2.30%	11.14%	to	13.21%
December 31, 2022	1,554	$11.96	to	$31.50	$34,396	0.00%	0.48%	to	2.30%	-15.31%	to	-13.74%
December 31, 2021	567	$13.88	to	$37.05	$15,089	0.00%	0.48%	to	2.25%	28.56%	to	30.89%
December 31, 2020	677	$10.63	to	$28.72	$13,818	0.00%	0.48%	to	2.45%	-1.61%	to	0.38%
December 31, 2019	734	$10.61	to	$29.03	$15,038	0.00%	0.48%	to	2.85%	5.76%	to	21.31%

	AST Mid-Cap Growth Portfolio
December 31, 2023	1,808	$12.69	to	$40.19	$49,855	0.00%	0.35%	to	2.30%	19.14%	to	21.51%
December 31, 2022	1,937	$10.48	to	$33.60	$44,928	0.00%	0.35%	to	2.30%	-32.52%	to	-31.17%
December 31, 2021	2,108	$15.27	to	$49.60	$73,745	0.00%	0.35%	to	2.30%	7.94%	to	10.10%
December 31, 2020	2,255	$13.91	to	$45.77	$74,072	0.00%	0.35%	to	2.45%	31.54%	to	34.37%
December 31, 2019	2,651	$10.39	to	$34.61	$66,740	0.00%	0.35%	to	2.85%	3.60%	to	29.44%

	AST Large-Cap Value Portfolio
December 31, 2023	4,436	$15.03	to	$41.54	$121,606	0.00%	0.35%	to	2.30%	7.23%	to	9.37%
December 31, 2022	4,834	$13.79	to	$38.58	$122,986	0.00%	0.35%	to	2.30%	-0.63%	to	1.35%
December 31, 2021	1,575	$13.65	to	$38.67	$42,500	0.00%	0.35%	to	2.30%	26.24%	to	28.76%
December 31, 2020	1,783	$10.63	to	$30.51	$38,727	0.00%	0.35%	to	2.45%	-2.19%	to	-0.08%
December 31, 2019	1,732	$10.67	to	$31.02	$38,666	0.00%	0.35%	to	2.85%	6.16%	to	28.81%

	AST Mid-Cap Value Portfolio
December 31, 2023	1,293	$13.75	to	$41.74	$33,998	0.00%	0.35%	to	2.30%	9.51%	to	11.68%
December 31, 2022	1,394	$12.31	to	$37.97	$33,445	0.00%	0.35%	to	2.30%	-9.89%	to	-8.09%
December 31, 2021	1,735	$13.39	to	$41.97	$47,681	0.00%	0.35%	to	2.30%	30.56%	to	33.16%
December 31, 2020	1,604	$10.19	to	$32.02	$33,858	0.00%	0.48%	to	2.85%	-4.58%	to	-2.26%
December 31, 2019	1,556	$10.44	to	$33.24	$33,972	0.00%	0.48%	to	2.85%	4.52%	to	20.35%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2023	1,128	$10.68	to	$17.59	$14,424	0.00%	0.48%	to	2.55%	-3.38%	to	0.79%
December 31, 2022	1,413	$10.63	to	$17.60	$18,440	0.00%	0.48%	to	2.55%	3.46%	to	5.58%
December 31, 2021	2,270	$10.11	to	$16.82	$28,074	0.00%	0.48%	to	2.55%	20.72%	to	23.20%
December 31, 2020	2,756	$8.23	to	$13.78	$27,662	0.00%	0.48%	to	2.55%	-4.65%	to	-2.69%
December 31, 2019	2,634	$8.49	to	$14.29	$27,208	0.00%	0.48%	to	2.70%	4.54%	to	16.22%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2023	56,019	$13.61	to	$26.03	$1,172,084	0.00%	0.35%	to	2.55%	13.97%	to	16.46%
December 31, 2022	59,956	$11.69	to	$22.71	$1,093,319	0.00%	0.35%	to	2.55%	-18.43%	to	-16.64%
December 31, 2021	72,394	$14.02	to	$27.68	$1,598,956	0.00%	0.35%	to	2.55%	9.62%	to	12.02%
December 31, 2020	60,620	$12.52	to	$25.10	$1,205,421	0.00%	0.35%	to	2.85%	9.33%	to	12.14%
December 31, 2019	66,787	$15.39	to	$22.74	$1,195,684	0.00%	0.55%	to	2.85%	17.40%	to	20.18%

	AST MFS Global Equity Portfolio
December 31, 2023	1,033	$12.80	to	$34.59	$26,336	0.00%	0.35%	to	2.55%	11.19%	to	13.62%
December 31, 2022	1,149	$11.30	to	$30.93	$26,188	0.00%	0.35%	to	2.55%	-20.00%	to	-18.25%
December 31, 2021	1,380	$13.87	to	$38.43	$39,405	0.00%	0.35%	to	2.55%	13.94%	to	16.44%
December 31, 2020	1,528	$11.95	to	$33.53	$38,256	0.00%	0.35%	to	2.55%	11.34%	to	13.78%
December 31, 2019	1,615	$10.53	to	$29.94	$36,538	0.00%	0.35%	to	2.85%	6.47%	to	29.24%

	AST J.P. Morgan International Equity Portfolio (merged March 10, 2023)
December 31, 2023	—	$12.48	to	$19.05	$—	0.00%	0.55%	to	2.55%	3.93%	to	4.32%
December 31, 2022	1,184	$11.99	to	$18.31	$16,666	0.00%	0.55%	to	2.55%	-22.31%	to	-20.77%
December 31, 2021	1,627	$15.32	to	$23.43	$29,196	0.00%	0.55%	to	2.55%	8.31%	to	10.46%
December 31, 2020	1,750	$14.04	to	$21.51	$28,581	0.00%	0.55%	to	2.55%	10.27%	to	12.46%
December 31, 2019	1,837	$12.64	to	$19.39	$26,684	0.00%	0.55%	to	2.70%	23.79%	to	26.52%
A131

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Wellington Management Hedged Equity Portfolio (merged February 24, 2023)
December 31, 2023	—	$12.21	to	$23.72	$—	0.00%		0.35%	to	2.55%	0.45%	to	0.79%
December 31, 2022	6,970	$12.12	to	$23.59	$112,355	0.00%		0.35%	to	2.55%	-9.98%	to	-8.01%
December 31, 2021	8,522	$13.17	to	$26.05	$150,638	0.00%		0.35%	to	2.55%	9.27%	to	11.66%
December 31, 2020	9,364	$11.80	to	$23.70	$149,135	0.00%		0.35%	to	2.55%	4.01%	to	6.29%
December 31, 2019	10,000	$13.52	to	$22.66	$151,270	0.00%		0.55%	to	2.85%	17.12%	to	19.89%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2023	32,733	$20.30	to	$29.35	$742,209	0.00%		0.55%	to	2.55%	15.16%	to	17.44%
December 31, 2022	29,501	$17.44	to	$25.34	$581,842	0.00%		0.55%	to	2.55%	-18.97%	to	-17.36%
December 31, 2021	35,165	$21.30	to	$31.09	$843,786	0.00%		0.55%	to	2.55%	14.07%	to	16.33%
December 31, 2020	38,270	$18.48	to	$27.09	$795,759	0.00%		0.55%	to	2.70%	10.36%	to	12.80%
December 31, 2019	41,084	$16.53	to	$24.35	$763,571	0.00%		0.55%	to	2.85%	18.76%	to	21.58%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2023	10,655	$13.07	to	$18.05	$156,175	0.00%		0.55%	to	2.40%	7.64%	to	9.61%
December 31, 2022	11,135	$12.10	to	$16.70	$150,353	0.00%		0.55%	to	2.40%	-15.47%	to	-13.92%
December 31, 2021	16,045	$14.19	to	$19.67	$256,022	0.00%		0.55%	to	2.40%	9.80%	to	11.82%
December 31, 2020	17,949	$12.80	to	$17.83	$257,724	0.00%		0.55%	to	2.50%	1.67%	to	3.65%
December 31, 2019	19,467	$12.46	to	$17.44	$271,525	0.00%		0.55%	to	2.85%	12.75%	to	15.42%

	AST Balanced Asset Allocation Portfolio
December 31, 2023	43,543	$13.30	to	$24.51	$868,054	0.00%		0.35%	to	2.55%	12.90%	to	15.36%
December 31, 2022	45,250	$11.53	to	$21.58	$794,827	0.00%		0.35%	to	2.55%	-18.34%	to	-16.55%
December 31, 2021	36,045	$13.82	to	$26.27	$769,774	0.00%		0.35%	to	2.55%	10.04%	to	12.45%
December 31, 2020	40,432	$12.29	to	$23.74	$774,354	0.00%		0.35%	to	2.70%	8.75%	to	11.38%
December 31, 2019	43,887	$11.03	to	$21.65	$762,061	0.00%		0.35%	to	2.85%	10.20%	to	18.76%

	AST Preservation Asset Allocation Portfolio
December 31, 2023	18,154	$11.71	to	$18.26	$282,857	0.00%		0.35%	to	2.55%	9.01%	to	11.39%
December 31, 2022	19,280	$10.51	to	$16.52	$273,556	0.00%		0.35%	to	2.55%	-17.72%	to	-15.92%
December 31, 2021	27,147	$12.51	to	$19.81	$462,363	0.00%		0.35%	to	2.55%	3.60%	to	5.87%
December 31, 2020	29,998	$11.81	to	$18.93	$485,013	0.00%		0.35%	to	2.85%	5.97%	to	8.70%
December 31, 2019	31,603	$13.31	to	$17.70	$475,783	0.00%		0.55%	to	2.85%	11.47%	to	14.11%

	AST Prudential Growth Allocation Portfolio
December 31, 2023	48,869	$11.21	to	$24.94	$973,871	0.00%		0.35%	to	2.55%	13.24%	to	17.65%
December 31, 2022	40,681	$10.87	to	$21.53	$708,500	0.00%		0.35%	to	2.55%	-20.33%	to	-18.58%
December 31, 2021	53,041	$13.35	to	$26.87	$1,145,059	0.00%		0.35%	to	2.55%	13.80%	to	16.29%
December 31, 2020	59,219	$11.48	to	$23.47	$1,106,366	0.00%		0.35%	to	2.85%	2.84%	to	5.49%
December 31, 2019	65,525	$14.36	to	$22.61	$1,168,279	0.00%		0.55%	to	2.85%	15.78%	to	18.52%

	AST Advanced Strategies Portfolio
December 31, 2023	22,751	$13.30	to	$26.42	$472,004	0.00%		0.35%	to	2.40%	11.81%	to	14.08%
December 31, 2022	24,255	$11.66	to	$23.52	$447,362	0.00%		0.35%	to	2.40%	-18.58%	to	-16.91%
December 31, 2021	29,141	$14.03	to	$28.76	$653,220	0.00%		0.35%	to	2.40%	11.16%	to	13.43%
December 31, 2020	32,733	$12.37	to	$25.76	$650,283	0.00%		0.35%	to	2.85%	7.53%	to	10.29%
December 31, 2019	36,240	$15.66	to	$23.73	$658,749	0.00%		0.55%	to	2.85%	18.39%	to	21.19%

	AST Large-Cap Growth Portfolio
December 31, 2023	4,993	$16.44	to	$68.18	$200,814	0.00%		0.35%	to	2.30%	40.34%	to	43.13%
December 31, 2022	5,691	$11.52	to	$48.39	$167,757	0.00%		0.35%	to	2.30%	-34.74%	to	-33.44%
December 31, 2021	3,044	$17.36	to	$73.86	$138,185	0.00%		0.35%	to	2.30%	14.42%	to	16.70%
December 31, 2020	2,941	$14.92	to	$64.30	$125,572	0.00%		0.35%	to	2.45%	36.38%	to	39.32%
December 31, 2019	3,187	$10.74	to	$46.89	$106,330	0.00%		0.35%	to	2.85%	7.75%	to	27.52%

	AST Government Money Market Portfolio
December 31, 2023	6,079	$8.02	to	$10.44	$58,570	4.52%		0.48%	to	2.30%	2.27%	to	4.12%
December 31, 2022	6,937	$7.84	to	$10.02	$64,680	1.32%		0.48%	to	2.30%	-1.05%	to	0.74%
December 31, 2021	5,069	$7.73	to	$9.95	$47,531	0.00%	(1)	0.48%	to	2.45%	-2.45%	to	-0.48%
December 31, 2020	5,655	$7.93	to	$10.00	$53,123	0.12%		0.48%	to	2.45%	-2.23%	to	-0.26%
December 31, 2019	2,484	$8.11	to	$10.02	$23,074	1.68%		0.48%	to	2.45%	-0.80%	to	1.13%

A132

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Portfolio
December 31, 2023	1,383	$13.30	to	$46.83	$40,274	0.00%	0.35%	to	2.30%	14.41%	to	16.69%
December 31, 2022	1,364	$11.44	to	$40.77	$34,937	0.00%	0.35%	to	2.30%	-29.24%	to	-27.83%
December 31, 2021	910	$15.89	to	$57.39	$34,016	0.00%	0.35%	to	2.30%	2.13%	to	4.17%
December 31, 2020	903	$15.31	to	$55.97	$33,902	0.00%	0.35%	to	2.45%	44.76%	to	47.87%
December 31, 2019	1,038	$10.38	to	$38.45	$27,923	0.00%	0.35%	to	2.85%	3.62%	to	29.40%

	AST International Value Portfolio (merged March 10, 2023)
December 31, 2023	—	$10.27	to	$16.59	$—	0.00%	0.48%	to	2.55%	6.60%	to	7.01%
December 31, 2022	917	$9.62	to	$15.54	$11,033	0.00%	0.48%	to	2.55%	-12.34%	to	-10.54%
December 31, 2021	1,061	$10.89	to	$17.63	$14,537	0.00%	0.48%	to	2.55%	4.97%	to	7.12%
December 31, 2020	1,159	$10.29	to	$16.69	$14,824	0.00%	0.48%	to	2.55%	-3.08%	to	-1.08%
December 31, 2019	1,154	$10.53	to	$17.12	$14,999	0.00%	0.48%	to	2.70%	7.85%	to	19.36%

	AST International Equity Portfolio
December 31, 2023	2,747	$11.04	to	$26.13	$52,524	0.00%	0.48%	to	2.55%	11.33%	to	17.19%
December 31, 2022	1,152	$11.24	to	$22.62	$19,425	0.00%	0.48%	to	2.55%	-30.46%	to	-29.03%
December 31, 2021	1,242	$15.87	to	$32.34	$30,197	0.00%	0.48%	to	2.55%	9.70%	to	11.96%
December 31, 2020	1,291	$14.20	to	$29.31	$28,471	0.00%	0.48%	to	2.55%	28.06%	to	30.69%
December 31, 2019	1,444	$10.89	to	$22.75	$24,732	0.00%	0.48%	to	2.55%	10.22%	to	31.38%

	AST Investment Grade Bond Portfolio
December 31, 2023	46,385	$10.71	to	$18.17	$626,248	0.00%	0.35%	to	1.95%	4.42%	to	6.12%
December 31, 2022	79,260	$10.26	to	$17.26	$990,546	0.00%	0.35%	to	1.95%	-15.50%	to	-14.12%
December 31, 2021	4,367	$12.14	to	$20.26	$72,288	0.00%	0.85%	to	2.25%	-4.37%	to	-3.00%
December 31, 2020	4,906	$12.60	to	$20.94	$84,251	0.00%	0.35%	to	2.25%	13.85%	to	16.06%
December 31, 2019	7,404	$11.08	to	$18.19	$109,751	0.00%	0.55%	to	2.25%	8.73%	to	10.62%

	AST Core Fixed Income Portfolio
December 31, 2023	21,792	$9.14	to	$13.82	$263,894	0.00%	0.35%	to	2.55%	3.71%	to	5.98%
December 31, 2022	22,452	$8.71	to	$13.07	$258,910	0.00%	0.35%	to	2.55%	-18.36%	to	-13.22%
December 31, 2021	9,539	$10.73	to	$15.71	$134,962	0.00%	0.35%	to	2.30%	-4.49%	to	-2.58%
December 31, 2020	9,362	$11.05	to	$16.23	$137,138	0.00%	0.35%	to	2.85%	5.03%	to	7.73%
December 31, 2019	9,418	$10.29	to	$15.16	$128,739	0.00%	0.35%	to	2.85%	2.43%	to	11.68%

	AST Cohen & Steers Global Realty Portfolio (merged January 20, 2023)
December 31, 2023	—	$9.94	to	$24.22	$—	0.00%	0.48%	to	2.30%	5.97%	to	6.08%
December 31, 2022	393	$9.37	to	$22.85	$6,010	0.00%	0.48%	to	2.30%	-27.15%	to	-25.79%
December 31, 2021	498	$12.65	to	$31.25	$10,472	0.00%	0.48%	to	2.30%	23.98%	to	26.29%
December 31, 2020	552	$10.03	to	$25.10	$9,327	0.00%	0.48%	to	2.45%	-5.32%	to	-3.41%
December 31, 2019	490	$10.41	to	$26.37	$8,790	0.00%	0.48%	to	2.85%	3.77%	to	24.44%

	AST Emerging Markets Equity Portfolio
December 31, 2023	2,022	$7.81	to	$13.11	$18,915	0.00%	0.48%	to	2.55%	9.53%	to	11.78%
December 31, 2022	2,122	$7.10	to	$11.90	$17,968	0.00%	0.48%	to	2.55%	-23.66%	to	-22.09%
December 31, 2021	2,906	$9.27	to	$15.50	$31,634	0.00%	0.48%	to	2.55%	-2.30%	to	-0.29%
December 31, 2020	2,954	$9.35	to	$15.77	$32,397	0.00%	0.48%	to	2.85%	1.09%	to	3.56%
December 31, 2019	2,446	$9.24	to	$15.45	$25,714	0.00%	0.48%	to	2.85%	5.94%	to	12.72%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2023	9,238	$16.24	to	$24.10	$173,134	0.00%	0.55%	to	2.40%	11.22%	to	13.26%
December 31, 2022	9,553	$14.61	to	$21.57	$159,934	0.00%	0.55%	to	2.40%	-18.92%	to	-17.44%
December 31, 2021	11,794	$18.01	to	$26.49	$240,890	0.00%	0.55%	to	2.40%	9.78%	to	11.80%
December 31, 2020	12,962	$16.37	to	$24.03	$237,986	0.00%	0.55%	to	2.45%	10.39%	to	12.54%
December 31, 2019	14,054	$14.68	to	$21.65	$231,136	0.00%	0.55%	to	2.85%	16.03%	to	18.77%

	ProFund VP Consumer Discretionary
December 31, 2023	14	$14.10	to	$44.25	$503	0.00%	0.35%	to	1.50%	30.11%	to	31.59%
December 31, 2022	16	$10.72	to	$33.69	$460	0.00%	0.35%	to	1.50%	-32.54%	to	-31.77%
December 31, 2021	15	$15.71	to	$49.48	$615	0.00%	0.35%	to	1.50%	8.60%	to	9.84%
December 31, 2020	15	$14.30	to	$45.14	$537	0.00%	0.35%	to	1.50%	26.45%	to	27.89%
December 31, 2019	14	$11.18	to	$35.37	$387	0.00%	0.35%	to	1.50%	12.25%	to	23.95%

A133

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Consumer Staples
December 31, 2023	3	$24.16	to	$24.16	$64	0.22%		1.50%	to	1.50%	2.39%	to	2.39%
December 31, 2022	3	$23.59	to	$23.59	$64	0.05%		1.50%	to	1.50%	-25.81%	to	-25.81%
December 31, 2021	3	$31.80	to	$31.80	$97	0.43%		1.50%	to	1.50%	17.88%	to	17.88%
December 31, 2020	3	$26.98	to	$26.98	$81	0.77%		1.50%	to	1.50%	29.12%	to	29.12%
December 31, 2019	3	$20.89	to	$20.89	$73	1.47%		1.50%	to	1.50%	24.69%	to	24.69%

	ProFund VP Financials
December 31, 2023	18	$15.71	to	$16.70	$295	0.48%		1.50%	to	1.90%	11.77%	to	12.21%
December 31, 2022	18	$14.05	to	$14.89	$263	0.09%		1.50%	to	1.90%	-16.72%	to	-16.39%
December 31, 2021	20	$16.87	to	$17.81	$347	0.35%		1.50%	to	1.90%	27.68%	to	28.18%
December 31, 2020	23	$13.22	to	$24.02	$316	0.65%		0.55%	to	1.90%	-3.60%	to	-2.31%
December 31, 2019	22	$13.71	to	$24.59	$338	0.52%		0.55%	to	1.90%	27.84%	to	29.55%

	ProFund VP Health Care
December 31, 2023	9	$34.53	to	$41.40	$329	0.00%		0.55%	to	1.90%	-1.05%	to	0.27%
December 31, 2022	10	$34.89	to	$41.29	$362	0.00%		0.55%	to	1.90%	-7.77%	to	-6.54%
December 31, 2021	12	$15.28	to	$44.18	$494	0.04%		0.35%	to	1.90%	19.27%	to	21.11%
December 31, 2020	13	$12.61	to	$36.55	$413	0.00%		0.35%	to	1.90%	12.30%	to	14.04%
December 31, 2019	13	$11.06	to	$32.12	$357	0.00%		0.35%	to	1.90%	10.35%	to	18.71%

	ProFund VP Industrials
December 31, 2023	14	$24.68	to	$26.25	$371	0.00%		1.50%	to	1.90%	14.13%	to	14.58%
December 31, 2022	15	$21.63	to	$22.91	$335	0.00%		1.50%	to	1.90%	-17.17%	to	-16.85%
December 31, 2021	17	$26.11	to	$27.55	$456	0.00%		1.50%	to	1.90%	14.23%	to	14.68%
December 31, 2020	17	$12.84	to	$24.03	$408	0.21%		0.35%	to	1.90%	14.58%	to	16.35%
December 31, 2019	17	$19.95	to	$20.89	$352	0.00%		1.50%	to	1.90%	28.06%	to	28.56%

	ProFund VP Mid-Cap Growth
December 31, 2023	4	$24.48	to	$26.03	$95	0.00%		1.50%	to	1.90%	13.41%	to	13.86%
December 31, 2022	4	$21.58	to	$22.87	$85	0.00%		1.50%	to	1.90%	-21.83%	to	-21.52%
December 31, 2021	5	$27.61	to	$29.13	$137	0.00%		1.50%	to	1.90%	14.79%	to	15.24%
December 31, 2020	4	$24.05	to	$25.28	$112	0.00%		1.50%	to	1.90%	18.64%	to	19.11%
December 31, 2019	7	$20.27	to	$21.23	$140	0.00%		1.50%	to	1.90%	21.93%	to	22.41%

	ProFund VP Mid-Cap Value
December 31, 2023	9	$23.20	to	$24.68	$225	0.31%		1.50%	to	1.90%	11.34%	to	11.78%
December 31, 2022	9	$20.84	to	$22.08	$197	0.14%		1.50%	to	1.90%	-10.16%	to	-9.80%
December 31, 2021	11	$23.20	to	$24.48	$272	0.26%		1.50%	to	1.90%	26.14%	to	26.63%
December 31, 2020	12	$18.39	to	$19.33	$232	0.44%		1.50%	to	1.90%	0.39%	to	0.79%
December 31, 2019	17	$18.32	to	$19.18	$316	0.21%		1.50%	to	1.90%	21.77%	to	22.25%

	ProFund VP Real Estate
December 31, 2023	11	$15.35	to	$15.35	$162	1.20%		1.50%	to	1.50%	8.11%	to	8.11%
December 31, 2022	10	$14.20	to	$14.20	$136	0.75%		1.50%	to	1.50%	-27.64%	to	-27.64%
December 31, 2021	10	$19.62	to	$19.62	$196	0.03%		1.50%	to	1.50%	35.05%	to	35.05%
December 31, 2020	10	$14.53	to	$14.53	$151	1.65%		1.50%	to	1.50%	-7.68%	to	-7.68%
December 31, 2019	9	$15.74	to	$15.74	$137	1.69%		1.50%	to	1.50%	24.89%	to	24.89%

	ProFund VP Small-Cap Growth
December 31, 2023	3	$25.96	to	$27.61	$78	0.00%		1.50%	to	1.90%	13.05%	to	13.50%
December 31, 2022	3	$22.96	to	$24.33	$68	0.00%		1.50%	to	1.90%	-23.86%	to	-23.56%
December 31, 2021	3	$30.16	to	$31.82	$104	0.00%		1.50%	to	1.90%	18.39%	to	18.86%
December 31, 2020	3	$25.47	to	$26.78	$87	0.00%		1.50%	to	1.90%	15.20%	to	15.66%
December 31, 2019	6	$22.11	to	$23.15	$135	0.00%		1.50%	to	1.90%	16.90%	to	17.36%

	ProFund VP Small-Cap Value
December 31, 2023	8	$22.58	to	$24.01	$187	0.02%		1.50%	to	1.90%	10.84%	to	11.27%
December 31, 2022	8	$20.37	to	$21.58	$165	0.00%	(1)	1.50%	to	1.90%	-14.04%	to	-13.71%
December 31, 2021	9	$23.70	to	$25.01	$228	0.08%		1.50%	to	1.90%	26.16%	to	26.66%
December 31, 2020	10	$18.79	to	$19.75	$196	0.03%		1.50%	to	1.90%	-0.82%	to	-0.43%
December 31, 2019	12	$18.94	to	$19.83	$228	0.00%		1.50%	to	1.90%	20.28%	to	20.75%

A134

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Communication Services
December 31, 2023	2		$14.44	to	$14.44	$23	0.94%	1.50%	to	1.50%	29.87%	to	29.87%
December 31, 2022	2		$11.12	to	$11.12	$21	1.86%	1.50%	to	1.50%	-22.38%	to	-22.38%
December 31, 2021	2		$14.33	to	$14.33	$28	1.09%	1.50%	to	1.50%	16.66%	to	16.66%
December 31, 2020	2		$12.28	to	$12.28	$25	0.90%	1.50%	to	1.50%	1.63%	to	1.63%
December 31, 2019	2		$12.08	to	$12.08	$23	3.39%	1.50%	to	1.50%	13.07%	to	13.07%

	ProFund VP Utilities
December 31, 2023	11		$17.61	to	$17.61	$191	1.43%	1.50%	to	1.50%	-9.94%	to	-9.94%
December 31, 2022	9		$19.55	to	$19.55	$177	0.92%	1.50%	to	1.50%	-1.72%	to	-1.72%
December 31, 2021	10		$19.89	to	$19.89	$208	1.51%	1.50%	to	1.50%	13.70%	to	13.70%
December 31, 2020	11		$17.49	to	$17.49	$191	1.71%	1.50%	to	1.50%	-3.84%	to	-3.84%
December 31, 2019	9		$18.19	to	$18.19	$159	1.76%	1.50%	to	1.50%	21.06%	to	21.06%

	ProFund VP Large-Cap Growth
December 31, 2023	6		$33.17	to	$35.28	$212	0.00%	1.50%	to	1.90%	25.49%	to	25.98%
December 31, 2022	6		$26.43	to	$28.00	$177	0.00%	1.50%	to	1.90%	-31.93%	to	-31.66%
December 31, 2021	7		$38.83	to	$40.97	$291	0.00%	1.50%	to	1.90%	27.44%	to	27.94%
December 31, 2020	8		$15.05	to	$32.03	$256	0.00%	0.35%	to	1.90%	28.49%	to	30.47%
December 31, 2019	9		$23.71	to	$24.83	$231	0.00%	1.50%	to	1.90%	26.49%	to	26.99%

	ProFund VP Large-Cap Value
December 31, 2023	9		$20.71	to	$22.03	$207	0.50%	1.50%	to	1.90%	17.86%	to	18.32%
December 31, 2022	9		$17.57	to	$18.62	$176	0.49%	1.50%	to	1.90%	-8.56%	to	-8.20%
December 31, 2021	13		$19.22	to	$20.28	$256	0.93%	1.50%	to	1.90%	20.63%	to	21.11%
December 31, 2020	13		$15.93	to	$16.74	$217	1.19%	1.50%	to	1.90%	-1.92%	to	-1.54%
December 31, 2019	14		$16.24	to	$17.01	$240	1.06%	1.50%	to	1.90%	27.35%	to	27.86%

	Allspring VT International Equity Fund (Class 1)
December 31, 2023	1		$18.88	to	$18.88	$15	1.66%	1.75%	to	1.75%	13.82%	to	13.82%
December 31, 2022	1		$16.59	to	$16.59	$16	4.16%	1.75%	to	1.75%	-13.00%	to	-13.00%
December 31, 2021	1		$19.07	to	$19.07	$18	1.25%	1.75%	to	1.75%	5.54%	to	5.54%
December 31, 2020	1		$18.07	to	$18.07	$22	2.65%	1.75%	to	1.75%	3.08%	to	3.08%
December 31, 2019	3		$17.53	to	$17.53	$50	4.13%	1.75%	to	1.75%	13.52%	to	13.52%

	Allspring VT Discovery All Cap Growth Fund (Class 1)
December 31, 2023	40		$6.91	to	$7.28	$276	0.00%	1.50%	to	1.75%	31.21%	to	31.53%
December 31, 2022	54		$5.27	to	$5.53	$283	0.00%	1.50%	to	1.75%	-38.13%	to	-37.97%
December 31, 2021	74		$8.51	to	$8.92	$635	0.00%	1.50%	to	1.75%	13.29%	to	13.57%
December 31, 2020	91		$7.51	to	$7.85	$689	0.00%	1.50%	to	1.75%	40.94%	to	41.29%
December 31, 2019	104		$5.33	to	$5.56	$558	0.00%	1.50%	to	1.75%	35.03%	to	35.36%

	AST Bond Portfolio 2022 (liquidated January 3, 2023)
December 31, 2023	—		$11.83	to	$11.83	$—	0.00%	1.90%	to	1.90%	0.03%	to	0.03%
December 31, 2022	—	(2)	$11.01	to	$12.09	$1	0.00%	1.75%	to	2.55%	-3.13%	to	-2.37%
December 31, 2021	704		$11.36	to	$12.39	$8,410	0.00%	1.75%	to	2.55%	-3.39%	to	-2.63%
December 31, 2020	190		$11.33	to	$12.49	$2,328	0.00%	1.90%	to	2.85%	2.01%	to	3.01%
December 31, 2019	284		$11.11	to	$12.12	$3,323	0.00%	1.90%	to	2.85%	2.87%	to	3.88%

	AST Quantitative Modeling Portfolio
December 31, 2023	4,274		$12.63	to	$21.70	$70,545	0.00%	0.48%	to	2.40%	14.73%	to	16.91%
December 31, 2022	5,052		$10.82	to	$18.57	$73,740	0.00%	0.48%	to	2.40%	-20.65%	to	-19.14%
December 31, 2021	5,100		$13.41	to	$22.99	$95,232	0.00%	0.48%	to	2.40%	12.74%	to	14.89%
December 31, 2020	4,800		$11.69	to	$20.02	$81,046	0.00%	0.48%	to	2.40%	8.96%	to	11.04%
December 31, 2019	4,024		$10.55	to	$18.04	$66,031	0.00%	0.48%	to	2.40%	5.73%	to	20.54%

	AST BlackRock Global Strategies Portfolio (merged January 20, 2023)
December 31, 2023	—		$10.80	to	$14.78	$—	0.00%	0.35%	to	2.35%	3.24%	to	3.36%
December 31, 2022	7,639		$10.44	to	$14.30	$97,231	0.00%	0.35%	to	2.35%	-18.87%	to	-17.26%
December 31, 2021	9,928		$12.62	to	$17.31	$153,966	0.00%	0.35%	to	2.35%	9.11%	to	11.28%
December 31, 2020	10,816		$11.34	to	$15.59	$151,787	0.00%	0.35%	to	2.35%	2.33%	to	4.37%
December 31, 2019	11,474		$12.62	to	$14.97	$155,803	0.00%	0.55%	to	2.55%	14.70%	to	16.97%
A135

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT Opportunity Fund (Class 1)
December 31, 2023	2	$36.10	to	$37.22	$75	0.00%	1.50%	to	1.75%	24.66%	to	24.96%
December 31, 2022	3	$28.96	to	$29.78	$82	0.00%	1.50%	to	1.75%	-21.97%	to	-21.78%
December 31, 2021	4	$37.12	to	$38.07	$147	0.25%	1.50%	to	1.75%	22.91%	to	23.22%
December 31, 2020	5	$30.20	to	$30.90	$147	0.70%	1.50%	to	1.75%	19.24%	to	19.53%
December 31, 2019	6	$25.33	to	$25.85	$164	0.55%	1.50%	to	1.75%	29.54%	to	29.86%

	AST Bond Portfolio 2023
December 31, 2023	—	$9.60	to	$11.12	$—	0.00%	1.30%	to	2.55%	3.42%	to	4.69%
December 31, 2022	885	$9.28	to	$10.62	$8,661	0.00%	1.30%	to	2.55%	-6.09%	to	-4.93%
December 31, 2021	47	$9.88	to	$11.17	$479	0.00%	1.30%	to	2.55%	-4.15%	to	-2.96%
December 31, 2020	51	$10.31	to	$11.51	$539	0.00%	1.30%	to	2.55%	4.12%	to	5.40%
December 31, 2019	54	$9.90	to	$10.92	$543	0.00%	1.30%	to	2.55%	3.86%	to	5.14%

	AST MFS Growth Allocation Portfolio (merged February 24, 2023)
December 31, 2023	—	$14.61	to	$17.79	$—	0.00%	0.55%	to	2.40%	2.94%	to	3.22%
December 31, 2022	3,526	$14.19	to	$17.23	$53,538	0.00%	0.55%	to	2.40%	-19.80%	to	-18.33%
December 31, 2021	4,841	$14.16	to	$21.10	$90,401	0.00%	0.35%	to	2.40%	12.15%	to	14.44%
December 31, 2020	5,117	$12.37	to	$18.48	$84,184	0.00%	0.35%	to	2.85%	6.74%	to	9.49%
December 31, 2019	4,961	$11.30	to	$16.91	$75,361	0.00%	0.35%	to	2.85%	12.85%	to	22.09%

	AST Western Asset Emerging Markets Debt Portfolio (merged March 10, 2023)
December 31, 2023	—	$8.84	to	$11.11	$—	0.00%	0.48%	to	1.95%	3.58%	to	3.87%
December 31, 2022	142	$8.53	to	$10.70	$1,332	0.00%	0.48%	to	1.95%	-17.82%	to	-16.58%
December 31, 2021	138	$10.38	to	$12.86	$1,589	0.00%	0.48%	to	1.95%	-4.94%	to	-3.51%
December 31, 2020	110	$10.92	to	$13.36	$1,344	0.00%	0.48%	to	1.95%	5.35%	to	6.93%
December 31, 2019	89	$10.28	to	$12.52	$1,035	0.00%	0.48%	to	1.95%	2.98%	to	14.22%

	AST Bond Portfolio 2024
December 31, 2023	632	$9.26	to	$10.10	$6,161	0.00%	1.75%	to	2.55%	3.09%	to	3.89%
December 31, 2022	16	$9.16	to	$9.72	$155	0.00%	1.75%	to	2.30%	-8.77%	to	-8.23%
December 31, 2021	—	$10.42	to	$10.42	$—	0.00%	1.90%	to	1.90%	-4.22%	to	-4.22%
December 31, 2020	22	$10.40	to	$11.44	$242	0.00%	1.30%	to	2.45%	5.99%	to	7.26%
December 31, 2019	107	$9.81	to	$10.66	$1,098	0.00%	1.30%	to	2.45%	5.31%	to	6.57%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2023	766	$14.36	to	$29.02	$18,455	0.00%	0.48%	to	2.30%	11.70%	to	13.78%
December 31, 2022	838	$12.64	to	$25.52	$18,043	0.00%	0.48%	to	2.30%	-9.67%	to	-7.99%
December 31, 2021	933	$13.76	to	$27.76	$22,738	0.00%	0.48%	to	2.30%	23.61%	to	25.91%
December 31, 2020	972	$10.95	to	$22.06	$19,094	0.00%	0.48%	to	2.45%	2.16%	to	4.23%
December 31, 2019	894	$10.53	to	$21.18	$17,386	0.00%	0.48%	to	2.85%	5.92%	to	30.31%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2023	141,327	$10.91	to	$11.92	$1,542,792	0.00%	1.10%	to	1.90%	7.72%	to	8.60%
December 31, 2022	157,088	$10.13	to	$10.98	$1,591,825	0.00%	1.10%	to	1.90%	-22.63%	to	-22.00%
December 31, 2021	170,627	$13.10	to	$14.07	$2,234,643	0.00%	1.10%	to	1.90%	-2.28%	to	-1.48%
December 31, 2020	182,479	$13.40	to	$14.28	$2,445,519	0.00%	1.10%	to	1.90%	10.51%	to	11.41%
December 31, 2019	174,543	$12.13	to	$12.82	$2,116,572	0.00%	1.10%	to	1.90%	16.46%	to	17.41%

	AST Large-Cap Core Portfolio
December 31, 2023	1,267	$10.32	to	$29.60	$32,698	0.00%	0.35%	to	2.30%	20.28%	to	22.67%
December 31, 2022	1,375	$8.58	to	$24.17	$29,276	0.00%	0.35%	to	2.30%	-18.90%	to	-17.28%
December 31, 2021	1,598	$10.58	to	$29.28	$41,496	0.00%	0.35%	to	2.30%	4.94%	to	27.39%
December 31, 2020	267	$11.89	to	$23.03	$4,940	0.00%	0.48%	to	1.95%	8.98%	to	10.61%
December 31, 2019	96	$10.77	to	$20.84	$1,804	0.00%	0.48%	to	1.95%	7.89%	to	24.50%

	AST Bond Portfolio 2025
December 31, 2023	36	$10.94	to	$11.40	$402	0.00%	1.90%	to	2.30%	3.40%	to	3.82%
December 31, 2022	30	$10.59	to	$10.98	$317	0.00%	1.90%	to	2.30%	-10.84%	to	-10.47%
December 31, 2021	13	$11.87	to	$12.30	$163	0.00%	1.90%	to	2.30%	-5.09%	to	-4.67%
December 31, 2020	17	$12.37	to	$12.90	$222	0.00%	1.90%	to	2.45%	8.62%	to	9.27%
December 31, 2019	62	$11.11	to	$11.78	$719	0.00%	1.90%	to	2.85%	5.62%	to	6.65%

A136

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2023	13,372	$14.10	to	$19.06	$233,244	0.00%	0.35%	to	1.95%	15.36%	to	17.24%
December 31, 2022	9,844	$12.02	to	$16.29	$147,815	0.00%	0.35%	to	1.95%	-19.50%	to	-18.19%
December 31, 2021	16,105	$14.70	to	$19.95	$299,082	0.00%	0.35%	to	1.95%	13.46%	to	15.31%
December 31, 2020	17,091	$12.74	to	$17.34	$278,303	0.00%	0.35%	to	1.95%	11.48%	to	13.30%
December 31, 2019	16,861	$11.25	to	$15.33	$244,963	0.00%	0.35%	to	1.95%	12.25%	to	24.04%

	AST T. Rowe Price Diversified Real Growth Portfolio (merged February 24, 2023)
December 31, 2023	—	$11.63	to	$16.10	$—	0.00%	0.48%	to	0.86%	2.89%	to	2.95%
December 31, 2022	944	$11.30	to	$15.64	$13,915	0.00%	0.48%	to	0.86%	-16.95%	to	-16.63%
December 31, 2021	1,038	$13.58	to	$18.81	$18,637	0.00%	0.48%	to	0.86%	12.20%	to	12.63%
December 31, 2020	1,069	$12.08	to	$16.77	$17,221	0.00%	0.48%	to	0.86%	14.48%	to	14.92%
December 31, 2019	715	$10.53	to	$14.64	$10,229	0.00%	0.48%	to	0.86%	5.36%	to	21.40%

	AST Prudential Flexible Multi-Strategy Portfolio (merged February 24, 2023)
December 31, 2023	—	$10.77	to	$14.27	$—	0.00%	0.48%	to	0.86%	1.92%	to	1.98%
December 31, 2022	1,385	$10.56	to	$13.99	$17,976	0.00%	0.48%	to	0.86%	-17.35%	to	-17.04%
December 31, 2021	1,513	$12.75	to	$16.88	$23,942	0.00%	0.48%	to	0.86%	12.35%	to	12.78%
December 31, 2020	1,588	$11.33	to	$14.98	$22,540	0.00%	0.48%	to	0.86%	7.81%	to	8.23%
December 31, 2019	1,170	$10.49	to	$13.85	$15,829	0.00%	0.48%	to	0.86%	5.03%	to	14.24%

	AST Franklin 85/15 Diversified Allocation Portfolio (merged February 24, 2023)
December 31, 2023	—	$12.41	to	$13.95	$—	0.00%	0.55%	to	1.95%	3.39%	to	3.62%
December 31, 2022	2,688	$12.00	to	$13.46	$33,570	0.00%	0.55%	to	1.95%	-21.24%	to	-20.12%
December 31, 2021	3,996	$15.24	to	$16.86	$63,089	0.00%	0.55%	to	1.95%	18.54%	to	20.23%
December 31, 2020	4,165	$12.86	to	$14.02	$55,186	0.00%	0.55%	to	1.95%	4.00%	to	5.49%
December 31, 2019	4,211	$12.36	to	$13.29	$53,392	0.00%	0.55%	to	1.95%	15.95%	to	17.60%

	AST Bond Portfolio 2026
December 31, 2023	65	$9.29	to	$9.76	$622	0.00%	1.90%	to	2.50%	3.36%	to	3.93%
December 31, 2022	79	$8.99	to	$9.39	$733	0.00%	1.90%	to	2.50%	-12.86%	to	-12.38%
December 31, 2021	40	$10.42	to	$10.72	$426	0.00%	1.90%	to	2.30%	-6.05%	to	-5.67%
December 31, 2020	126	$10.96	to	$11.80	$1,426	0.00%	1.30%	to	2.55%	7.93%	to	9.26%
December 31, 2019	978	$9.97	to	$10.80	$10,189	0.00%	1.30%	to	2.85%	6.89%	to	8.62%

	AST Global Bond Portfolio
December 31, 2023	2,003	$8.63	to	$10.81	$19,203	0.00%	0.48%	to	2.30%	3.85%	to	5.78%
December 31, 2022	1,993	$8.31	to	$10.23	$18,259	0.00%	0.48%	to	2.30%	-14.21%	to	-12.61%
December 31, 2021	2,347	$9.68	to	$11.71	$24,692	0.00%	0.48%	to	2.30%	-3.73%	to	-1.93%
December 31, 2020	2,228	$10.06	to	$11.95	$24,090	0.00%	0.48%	to	2.30%	0.59%	to	3.99%
December 31, 2019	76	$9.96	to	$11.50	$861	0.00%	0.48%	to	0.86%	-0.78%	to	6.40%

	AST QMA International Core Equity Portfolio (merged March 10, 2023)
December 31, 2023	—	$11.73	to	$13.23	$—	0.00%	0.48%	to	0.86%	10.32%	to	10.40%
December 31, 2022	139	$10.63	to	$11.99	$1,564	0.00%	0.48%	to	0.86%	-15.06%	to	-14.73%
December 31, 2021	154	$12.49	to	$14.10	$2,036	0.00%	0.48%	to	0.86%	11.15%	to	11.58%
December 31, 2020	113	$11.22	to	$12.67	$1,362	0.00%	0.48%	to	0.86%	5.66%	to	6.07%
December 31, 2019	94	$10.60	to	$11.97	$1,085	0.00%	0.48%	to	0.86%	6.98%	to	16.21%

	BlackRock Global Allocation V.I. Fund (Class III)
December 31, 2023	503	$12.42	to	$14.86	$7,090	2.43%	0.48%	to	0.86%	11.52%	to	11.95%
December 31, 2022	574	$11.12	to	$13.29	$7,250	0.00%	0.48%	to	0.86%	-16.79%	to	-16.48%
December 31, 2021	573	$13.33	to	$15.92	$8,783	0.83%	0.48%	to	0.86%	5.50%	to	5.90%
December 31, 2020	533	$12.61	to	$15.04	$7,828	1.46%	0.48%	to	0.86%	19.67%	to	20.13%
December 31, 2019	427	$10.52	to	$12.53	$5,332	1.18%	0.48%	to	0.86%	5.41%	to	17.11%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (liquidated April 25, 2023)
December 31, 2023	—	$10.45	to	$12.84	$—	0.00%	0.48%	to	0.86%	3.93%	to	4.05%
December 31, 2022	267	$10.05	to	$12.34	$3,033	3.67%	0.48%	to	0.86%	-13.26%	to	-12.93%
December 31, 2021	263	$11.56	to	$14.18	$3,481	2.67%	0.48%	to	0.86%	7.29%	to	7.70%
December 31, 2020	208	$10.75	to	$13.18	$2,647	3.26%	0.48%	to	0.86%	4.31%	to	4.71%
December 31, 2019	199	$10.29	to	$12.60	$2,482	3.10%	0.48%	to	0.86%	2.82%	to	13.64%

A137

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2027
December 31, 2023	163	$9.08	to	$10.01	$1,540	0.00%	1.30%	to	2.55%	2.90%	to	4.16%
December 31, 2022	155	$8.82	to	$9.32	$1,412	0.00%	1.75%	to	2.55%	-14.86%	to	-14.20%
December 31, 2021	101	$10.48	to	$10.86	$1,083	0.00%	1.75%	to	2.30%	-6.79%	to	-6.23%
December 31, 2020	144	$11.01	to	$11.84	$1,649	0.00%	1.30%	to	2.70%	8.85%	to	10.43%
December 31, 2019	532	$10.06	to	$10.72	$5,539	0.00%	1.30%	to	2.85%	7.53%	to	9.27%

	NVIT Emerging Markets Fund (Class D)
December 31, 2023	22	$9.96	to	$10.22	$224	1.31%	1.40%	to	1.75%	2.02%	to	2.37%
December 31, 2022	26	$9.76	to	$9.98	$253	0.17%	1.40%	to	1.75%	-26.28%	to	-26.03%
December 31, 2021	26	$13.25	to	$13.49	$346	0.95%	1.40%	to	1.75%	-9.18%	to	-8.87%
December 31, 2020	26	$14.58	to	$14.81	$384	1.64%	1.40%	to	1.75%	10.98%	to	11.36%
December 31, 2019	37	$13.14	to	$13.30	$485	2.31%	1.40%	to	1.75%	20.47%	to	20.89%

	AST Bond Portfolio 2028
December 31, 2023	558	$9.43	to	$9.71	$5,373	0.00%	1.90%	to	2.30%	3.09%	to	3.51%
December 31, 2022	589	$9.15	to	$9.38	$5,484	0.00%	1.90%	to	2.30%	-16.03%	to	-15.68%
December 31, 2021	462	$10.89	to	$11.12	$5,106	0.00%	1.90%	to	2.30%	-6.65%	to	-6.26%
December 31, 2020	—	$11.60	to	$11.86	$—	0.00%	1.90%	to	2.45%	11.87%	to	12.50%
December 31, 2019	101	$10.37	to	$10.68	$1,062	0.00%	1.50%	to	2.45%	8.86%	to	9.94%

	AST Bond Portfolio 2029
December 31, 2023	—	$9.71	to	$9.71	$5	0.00%	1.90%	to	1.90%	3.62%	to	3.62%
December 31, 2022	6	$9.37	to	$9.37	$53	0.00%	1.90%	to	1.90%	-17.57%	to	-17.57%
December 31, 2021	—	$10.75	to	$11.71	$—	0.00%	1.15%	to	3.25%	-7.62%	to	-5.61%	(3)
December 31, 2020	—	$11.91	to	$12.29	$—	0.00%	1.50%	to	2.55%	13.40%	to	14.57%
December 31, 2019	377	$10.51	to	$10.73	$4,002	0.00%	1.50%	to	2.55%	9.51%	to	10.64%

	AST American Funds Growth Allocation Portfolio (merged February 24, 2023)
December 31, 2023	—	$12.50	to	$13.38	$—	0.00%	0.55%	to	1.95%	3.58%	to	3.80%
December 31, 2022	2,971	$12.07	to	$12.89	$36,801	0.00%	0.55%	to	1.95%	-20.66%	to	-19.53%
December 31, 2021	6,706	$15.21	to	$16.02	$104,104	0.00%	0.55%	to	1.95%	12.50%	to	14.11%
December 31, 2020	6,928	$13.52	to	$14.04	$95,070	0.00%	0.55%	to	1.95%	19.63%	to	21.33%
December 31, 2019	6,509	$11.30	to	$11.57	$74,239	0.00%	0.55%	to	1.95%	19.92%	to	21.63%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2023	288	$9.66	to	$10.28	$2,867	0.00%	1.30%	to	2.55%	2.77%	to	4.04%
December 31, 2022	293	$9.40	to	$9.88	$2,816	0.00%	1.30%	to	2.55%	-19.19%	to	-18.19%
December 31, 2021	276	$11.64	to	$12.07	$3,267	0.00%	1.30%	to	2.55%	-6.58%	to	-5.43%
December 31, 2020	759	$12.40	to	$12.77	$9,566	0.00%	1.30%	to	2.70%	11.42%	to	13.04%
December 31, 2019	173	$11.16	to	$11.29	$1,942	0.00%	1.30%	to	2.45%	11.60%	to	12.93%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (merged February 24, 2023)
December 31, 2023	—	$13.48	to	$14.11	$—	0.00%	0.85%	to	1.95%	1.95%	to	2.13%
December 31, 2022	1,406	$13.22	to	$13.82	$18,966	0.00%	0.85%	to	1.95%	-17.37%	to	-16.45%
December 31, 2021	2,870	$16.00	to	$16.54	$46,632	0.00%	0.85%	to	1.95%	13.73%	to	15.01%
December 31, 2020	2,971	$14.07	to	$14.38	$42,221	0.00%	0.85%	to	1.95%	16.06%	to	17.36%
December 31, 2019	2,254	$12.12	to	$12.25	$27,463	0.00%	0.85%	to	1.95%	15.93%	to	17.13%

	AST BlackRock 60/40 Target Allocation ETF Portfolio (merged February 24, 2023)
December 31, 2023	—	$12.22	to	$12.80	$—	0.00%	0.85%	to	1.95%	1.55%	to	1.73%
December 31, 2022	1,160	$12.03	to	$12.58	$14,247	0.00%	0.85%	to	1.95%	-17.15%	to	-16.23%
December 31, 2021	2,079	$14.53	to	$15.02	$30,671	0.00%	0.85%	to	1.95%	9.41%	to	10.64%
December 31, 2020	2,108	$13.28	to	$13.58	$28,277	0.00%	0.85%	to	1.95%	13.50%	to	14.78%
December 31, 2019	1,561	$11.70	to	$11.83	$18,354	0.00%	0.85%	to	1.95%	12.97%	to	14.14%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2023	1,299	$8.35	to	$8.77	$11,063	0.00%	1.30%	to	2.55%	2.75%	to	4.02%
December 31, 2022	1,478	$8.12	to	$8.43	$12,187	0.00%	1.30%	to	2.55%	-20.76%	to	-19.78%
December 31, 2021	1,067	$10.25	to	$10.51	$11,044	0.00%	1.30%	to	2.55%	-7.14%	to	-5.99%
December 31, 2020	936	$11.04	to	$11.17	$10,389	0.00%	1.30%	to	2.55%	10.40%	to	11.76%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A138

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® International Growth Portfolio (Service Class) (available April 27, 2020)
December 31, 2023	72	$13.63	to	$14.05	$1,013	0.89%	0.48%	to	1.30%	4.61%	to	13.85%
December 31, 2022	50	$12.28	to	$12.34	$620	0.38%	0.48%	to	0.68%	-15.76%	to	-15.59%
December 31, 2021	41	$14.57	to	$14.62	$605	0.40%	0.48%	to	0.68%	8.25%	to	8.47%
December 31, 2020	16	$13.47	to	$13.48	$216	0.18%	0.48%	to	0.55%	32.65%	to	32.71%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (available April 27, 2020)
December 31, 2023	26	$16.58	to	$16.73	$437	0.05%	0.48%	to	0.73%	22.80%	to	23.11%
December 31, 2022	20	$13.50	to	$13.59	$271	0.00%	0.48%	to	0.73%	-20.03%	to	-19.83%
December 31, 2021	8	$16.90	to	$16.95	$137	0.03%	0.48%	to	0.66%	24.83%	to	25.05%
December 31, 2020	4	$13.54	to	$13.56	$56	0.00%	0.48%	to	0.66%	33.26%	to	33.42%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Service Class) (available April 27, 2020)
December 31, 2023	343	$15.91	to	$16.13	$5,511	0.00%	0.48%	to	0.86%	52.50%	to	53.08%
December 31, 2022	322	$10.43	to	$10.54	$3,383	0.00%	0.48%	to	0.86%	-36.40%	to	-36.16%
December 31, 2021	220	$16.40	to	$16.51	$3,623	0.00%	0.48%	to	0.86%	12.45%	to	12.88%
December 31, 2020	103	$14.58	to	$14.62	$1,506	0.00%	0.48%	to	0.86%	44.68%	to	45.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Service Class) (available April 27, 2020)
December 31, 2023	79	$14.10	to	$14.30	$1,134	0.00%	0.48%	to	0.86%	19.94%	to	20.39%
December 31, 2022	79	$11.76	to	$11.88	$938	0.00%	0.48%	to	0.86%	-29.40%	to	-29.13%
December 31, 2021	66	$16.66	to	$16.77	$1,102	0.00%	0.48%	to	0.86%	12.90%	to	13.33%
December 31, 2020	30	$14.77	to	$14.79	$443	0.00%	0.48%	to	0.73%	44.43%	to	44.67%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Service Class) (available April 27, 2020)
December 31, 2023	25	$13.22	to	$13.41	$335	0.00%	0.48%	to	0.86%	13.27%	to	13.71%
December 31, 2022	26	$11.67	to	$11.79	$302	0.00%	0.48%	to	0.86%	-30.60%	to	-30.33%
December 31, 2021	27	$16.81	to	$16.92	$452	0.00%	0.48%	to	0.86%	0.70%	to	1.09%
December 31, 2020	12	$16.71	to	$16.74	$207	0.00%	0.48%	to	0.73%	61.84%	to	62.11%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Research Series (Service Class) (available April 27, 2020)
December 31, 2023	9	$15.95	to	$16.07	$139	0.25%	0.48%	to	0.68%	21.29%	to	21.54%
December 31, 2022	9	$13.15	to	$13.23	$117	0.20%	0.48%	to	0.68%	-17.99%	to	-17.83%
December 31, 2021	9	$16.04	to	$16.09	$151	0.34%	0.48%	to	0.68%	23.67%	to	23.92%
December 31, 2020	9	$12.97	to	$12.99	$122	0.05%	0.48%	to	0.68%	27.88%	to	28.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Service Class) (available April 27, 2020)
December 31, 2023	531	$9.34	to	$9.63	$5,095	3.10%	0.48%	to	1.30%	1.98%	to	6.62%
December 31, 2022	466	$8.94	to	$9.03	$4,198	2.64%	0.48%	to	0.86%	-14.92%	to	-14.59%
December 31, 2021	314	$10.51	to	$10.58	$3,318	2.50%	0.48%	to	0.86%	-1.92%	to	-1.54%
December 31, 2020	169	$10.71	to	$10.74	$1,814	0.55%	0.48%	to	0.86%	7.38%	to	7.66%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Service Class) (available April 27, 2020)
December 31, 2023	132	$13.05	to	$13.39	$1,764	1.90%	0.48%	to	1.30%	4.49%	to	9.69%
December 31, 2022	121	$12.08	to	$12.21	$1,479	1.67%	0.48%	to	0.86%	-10.61%	to	-10.27%
December 31, 2021	77	$13.54	to	$13.60	$1,047	1.72%	0.48%	to	0.73%	13.00%	to	13.29%
December 31, 2020	43	$11.99	to	$12.01	$518	1.77%	0.48%	to	0.73%	18.37%	to	18.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Service Class) (available April 27, 2020)
December 31, 2023	241	$13.20	to	$13.39	$3,214	3.45%	0.48%	to	0.86%	-3.17%	to	-2.80%
December 31, 2022	217	$13.63	to	$13.77	$2,987	2.41%	0.48%	to	0.86%	-0.38%	to	0.00%
December 31, 2021	139	$13.69	to	$13.77	$1,906	1.68%	0.48%	to	0.86%	12.84%	to	13.28%
December 31, 2020	58	$12.13	to	$12.16	$703	1.18%	0.48%	to	0.86%	19.22%	to	19.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A139

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Asset Allocation Fund (Class 4) (available August 17, 2020)
December 31, 2023	355	$11.97	to	$12.13	$4,290	2.11%	0.48%	to	0.86%	13.05%	to	13.48%
December 31, 2022	323	$10.59	to	$10.69	$3,442	1.86%	0.48%	to	0.86%	-14.40%	to	-14.08%
December 31, 2021	234	$12.37	to	$12.44	$2,901	1.86%	0.48%	to	0.86%	13.85%	to	14.29%
December 31, 2020	79	$10.87	to	$10.88	$864	2.46%	0.48%	to	0.86%	8.38%	to	8.53%
December 31, 2019	0	$—	to	$—	$—	0.00%	0%	to	0.00%	0.00%	to	0.00%

	American Funds IS Washington Mutual Investors Fund (Class 4) (available August 17, 2020)
December 31, 2023	156	$14.75	to	$14.94	$2,321	1.70%	0.48%	to	0.86%	15.97%	to	16.41%
December 31, 2022	163	$12.72	to	$12.83	$2,083	1.94%	0.48%	to	0.86%	-9.47%	to	-9.12%
December 31, 2021	118	$14.05	to	$14.12	$1,669	1.91%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	22	$11.12	to	$11.13	$246	2.26%	0.48%	to	0.73%	11.08%	to	11.18%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS The Bond Fund of America® (Class 4) (available August 17, 2020)
December 31, 2023	535	$8.96	to	$9.07	$4,847	3.45%	0.48%	to	0.86%	3.83%	to	4.22%
December 31, 2022	477	$8.63	to	$8.71	$4,147	3.69%	0.48%	to	0.86%	-13.50%	to	-13.17%
December 31, 2021	191	$9.97	to	$10.03	$1,916	2.15%	0.48%	to	0.86%	-1.44%	to	-1.06%
December 31, 2020	24	$10.12	to	$10.13	$247	3.15%	0.48%	to	0.73%	1.25%	to	1.34%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Capital World Growth and Income Fund® (Class 4) (available August 17, 2020)
December 31, 2023	87	$12.58	to	$12.74	$1,108	1.84%	0.48%	to	0.86%	19.62%	to	20.07%
December 31, 2022	75	$10.51	to	$10.61	$790	2.57%	0.48%	to	0.86%	-18.28%	to	-17.97%
December 31, 2021	43	$12.87	to	$12.93	$559	2.12%	0.48%	to	0.86%	13.48%	to	13.91%
December 31, 2020	5	$11.35	to	$11.35	$55	1.00%	0.48%	to	0.55%	13.12%	to	13.15%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Global Small Capitalization Fund (Class 4) (available August 17, 2020)
December 31, 2023	27	$10.55	to	$10.64	$285	0.03%	0.48%	to	0.73%	14.94%	to	15.23%
December 31, 2022	22	$9.18	to	$9.23	$204	0.00%	0.48%	to	0.73%	-30.20%	to	-30.03%
December 31, 2021	19	$13.16	to	$13.19	$255	0.00%	0.48%	to	0.66%	5.72%	to	5.92%
December 31, 2020	3	$12.45	to	$12.45	$40	0.00%	0.55%	to	0.66%	23.41%	to	23.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 4) (available August 17, 2020)
December 31, 2023	490	$14.06	to	$14.18	$6,930	0.17%	0.48%	to	0.73%	37.13%	to	37.48%
December 31, 2022	445	$10.25	to	$10.31	$4,577	0.11%	0.48%	to	0.73%	-30.62%	to	-30.45%
December 31, 2021	345	$14.78	to	$14.83	$5,108	0.05%	0.48%	to	0.73%	20.80%	to	21.10%
December 31, 2020	157	$12.23	to	$12.25	$1,918	0.00%	0.48%	to	0.73%	20.39%	to	20.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 4) (available August 17, 2020)
December 31, 2023	153	$13.97	to	$14.16	$2,157	1.23%	0.48%	to	0.86%	24.75%	to	25.22%
December 31, 2022	142	$11.24	to	$11.30	$1,605	1.22%	0.48%	to	0.73%	-17.31%	to	-17.10%
December 31, 2021	87	$13.59	to	$13.64	$1,190	1.13%	0.48%	to	0.73%	22.90%	to	23.21%
December 31, 2020	32	$11.06	to	$11.07	$349	2.12%	0.48%	to	0.73%	10.18%	to	10.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS International Fund (Class 4) (available August 17, 2020)
December 31, 2023	43	$10.52	to	$10.61	$457	1.20%	0.48%	to	0.73%	14.72%	to	15.00%
December 31, 2022	28	$9.17	to	$9.22	$257	1.84%	0.48%	to	0.73%	-21.60%	to	-21.40%
December 31, 2021	15	$11.69	to	$11.73	$176	4.08%	0.48%	to	0.73%	-2.43%	to	-2.18%
December 31, 2020	3	$11.99	to	$11.99	$36	0.41%	0.66%	to	0.66%	19.50%	to	19.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS New World Fund® (Class 4) (available August 17, 2020)
December 31, 2023	78	$10.92	to	$11.07	$859	1.25%	0.48%	to	0.86%	14.68%	to	15.12%
December 31, 2022	80	$9.53	to	$9.61	$768	1.18%	0.48%	to	0.86%	-22.92%	to	-22.63%
December 31, 2021	61	$12.36	to	$12.42	$753	0.84%	0.48%	to	0.86%	3.73%	to	4.13%
December 31, 2020	21	$11.92	to	$11.93	$249	0.00%	0.48%	to	0.73%	18.51%	to	18.62%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A140

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (available August 17, 2020)
December 31, 2023	81	$14.02	to	$14.14	$1,148	0.58%	0.48%	to	0.73%	23.99%	to	24.30%
December 31, 2022	75	$11.31	to	$11.38	$856	0.92%	0.48%	to	0.73%	-20.74%	to	-20.54%
December 31, 2021	45	$14.27	to	$14.32	$640	0.08%	0.48%	to	0.73%	27.13%	to	27.45%
December 31, 2020	17	$11.22	to	$11.23	$191	1.92%	0.48%	to	0.66%	11.63%	to	11.70%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2023	43	$14.37	to	$14.56	$630	1.40%	0.48%	to	0.86%	12.40%	to	12.83%
December 31, 2022	52	$12.78	to	$12.90	$674	1.51%	0.48%	to	0.86%	-9.19%	to	-8.85%
December 31, 2021	71	$14.08	to	$14.15	$998	3.76%	0.48%	to	0.86%	25.13%	to	25.61%
December 31, 2020	3	$11.25	to	$11.27	$36	2.03%	0.48%	to	0.86%	12.64%	to	12.80%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Capital Appreciation V.I. Fund (Class III) (available August 17, 2020)
December 31, 2023	75	$12.67	to	$12.78	$952	0.00%	0.48%	to	0.73%	47.51%	to	47.88%
December 31, 2022	59	$8.59	to	$8.64	$507	0.00%	0.48%	to	0.73%	-38.26%	to	-38.11%
December 31, 2021	42	$13.91	to	$13.96	$590	0.00%	0.48%	to	0.73%	20.01%	to	20.31%
December 31, 2020	12	$11.59	to	$11.60	$143	0.00%	0.48%	to	0.73%	14.95%	to	15.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class III) (available August 17, 2020)
December 31, 2023	155	$14.17	to	$14.35	$2,218	1.81%	0.48%	to	0.86%	11.03%	to	11.45%
December 31, 2022	147	$12.76	to	$12.88	$1,897	1.58%	0.48%	to	0.86%	-4.93%	to	-4.56%
December 31, 2021	85	$13.42	to	$13.49	$1,152	1.33%	0.48%	to	0.86%	19.26%	to	19.72%
December 31, 2020	15	$11.26	to	$11.27	$174	1.13%	0.48%	to	0.66%	12.85%	to	12.92%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (available August 17, 2020)
December 31, 2023	62	$12.31	to	$12.47	$769	0.00%	0.48%	to	0.86%	51.16%	to	51.74%
December 31, 2022	65	$8.17	to	$8.21	$534	0.00%	0.48%	to	0.73%	-38.70%	to	-38.55%
December 31, 2021	134	$13.32	to	$13.37	$1,795	0.00%	0.48%	to	0.73%	16.92%	to	17.22%
December 31, 2020	19	$11.39	to	$11.40	$212	0.00%	0.48%	to	0.73%	12.78%	to	12.88%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2023	550	$12.72	to	$12.89	$7,073	1.65%	0.48%	to	0.86%	20.19%	to	20.65%
December 31, 2022	479	$10.62	to	$10.68	$5,112	1.15%	0.48%	to	0.73%	-18.78%	to	-18.58%
December 31, 2021	358	$13.07	to	$13.12	$4,688	0.89%	0.48%	to	0.73%	17.13%	to	17.42%
December 31, 2020	139	$11.16	to	$11.17	$1,554	2.32%	0.48%	to	0.73%	11.35%	to	11.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2023	441	$13.34	to	$13.52	$5,944	0.27%	0.48%	to	0.86%	31.98%	to	32.48%
December 31, 2022	411	$10.11	to	$10.20	$4,187	0.29%	0.48%	to	0.86%	-27.12%	to	-26.84%
December 31, 2021	360	$13.87	to	$13.95	$5,007	0.02%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	200	$10.98	to	$10.99	$2,199	0.00%	0.48%	to	0.73%	8.94%	to	9.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2023	326	$12.06	to	$12.21	$3,976	0.00%	0.48%	to	0.86%	44.06%	to	44.61%
December 31, 2022	331	$8.37	to	$8.44	$2,793	0.00%	0.48%	to	0.86%	-38.85%	to	-38.61%
December 31, 2021	217	$13.68	to	$13.76	$2,985	0.00%	0.48%	to	0.86%	10.71%	to	11.13%
December 31, 2020	112	$12.37	to	$12.38	$1,389	0.00%	0.48%	to	0.73%	22.35%	to	22.47%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2023	383	$10.74	to	$10.88	$4,151	0.00%	0.48%	to	0.86%	3.12%	to	3.51%
December 31, 2022	364	$10.42	to	$10.51	$3,818	0.00%	0.48%	to	0.86%	-13.37%	to	-13.04%
December 31, 2021	298	$12.03	to	$12.09	$3,596	0.04%	0.48%	to	0.86%	10.49%	to	10.91%
December 31, 2020	151	$10.89	to	$10.90	$1,640	1.02%	0.48%	to	0.73%	7.68%	to	7.78%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A141

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Basic Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2023	47	$15.08	to	$15.17	$718	1.79%	0.48%	to	0.66%	15.48%	to	15.68%
December 31, 2022	37	$13.00	to	$13.11	$484	1.66%	0.48%	to	0.86%	-5.94%	to	-5.58%
December 31, 2021	18	$13.89	to	$13.89	$248	1.46%	0.48%	to	0.48%	20.76%	to	20.76%
December 31, 2020	5	$11.50	to	$11.50	$60	3.74%	0.48%	to	0.48%	15.31%	to	15.31%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2023	837	$7.37	to	$7.65	$6,269	0.00%	1.30%	to	2.55%	2.55%	to	3.81%
December 31, 2022	945	$7.19	to	$7.37	$6,869	0.00%	1.30%	to	2.55%	-22.15%	to	-21.19%
December 31, 2021	621	$9.23	to	$9.35	$5,771	0.00%	1.30%	to	2.55%	-7.63%	to	-6.50%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Global Portfolio (Class III) (available April 26, 2021)
December 31, 2023	7	$10.13	to	$10.18	$72	0.00%	0.48%	to	0.66%	18.50%	to	18.72%
December 31, 2022	7	$8.55	to	$8.58	$59	0.00%	0.48%	to	0.66%	-19.54%	to	-19.39%
December 31, 2021	1	$10.64	to	$10.64	$16	0.00%	0.48%	to	0.48%	6.13%	to	6.13%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Mid-Cap Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2023	39	$9.06	to	$9.11	$352	0.00%	0.48%	to	0.68%	22.40%	to	22.65%
December 31, 2022	35	$7.40	to	$7.43	$260	0.00%	0.48%	to	0.68%	-27.65%	to	-27.51%
December 31, 2021	26	$10.23	to	$10.24	$271	0.00%	0.48%	to	0.68%	1.12%	to	1.26%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Natural Resources Portfolio (Class III) (available April 26, 2021)
December 31, 2023	342	$13.37	to	$13.51	$4,607	0.00%	0.48%	to	0.86%	0.88%	to	1.26%
December 31, 2022	87	$13.29	to	$13.34	$1,158	0.00%	0.48%	to	0.73%	20.99%	to	21.29%
December 31, 2021	29	$10.99	to	$11.00	$321	0.00%	0.48%	to	0.68%	8.26%	to	8.41%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM 50/50 Balanced Portfolio (Class III) (available April 26, 2021)
December 31, 2023	173	$10.32	to	$10.43	$1,800	0.00%	0.48%	to	0.86%	14.18%	to	14.61%
December 31, 2022	185	$9.04	to	$9.10	$1,680	0.00%	0.48%	to	0.86%	-15.63%	to	-15.31%
December 31, 2021	77	$10.72	to	$10.74	$824	0.00%	0.48%	to	0.68%	7.17%	to	7.31%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Flexible Managed Portfolio (Class III) (available April 26, 2021)
December 31, 2023	2,911	$10.58	to	$11.34	$31,126	0.00%	0.48%	to	0.86%	14.19%	to	17.09%
December 31, 2022	104	$9.10	to	$9.13	$946	0.00%	0.48%	to	0.68%	-15.49%	to	-15.32%
December 31, 2021	38	$10.77	to	$10.78	$407	0.00%	0.48%	to	0.66%	7.56%	to	7.69%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Income Portfolio (Class III) (available April 26, 2021)
December 31, 2023	113	$8.79	to	$8.85	$1,002	0.00%	0.48%	to	0.73%	4.11%	to	4.37%
December 31, 2022	183	$8.45	to	$8.48	$1,552	0.00%	0.48%	to	0.66%	-14.25%	to	-14.10%
December 31, 2021	10	$9.86	to	$9.87	$94	0.00%	0.48%	to	0.66%	-1.36%	to	-1.24%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM High Yield Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2023	320	$10.03	to	$10.13	$3,242	0.00%	0.48%	to	0.86%	10.57%	to	10.99%
December 31, 2022	271	$9.07	to	$9.13	$2,473	0.00%	0.48%	to	0.86%	-12.17%	to	-11.84%
December 31, 2021	137	$10.33	to	$10.36	$1,418	0.00%	0.48%	to	0.86%	3.13%	to	3.40%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A142

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Jennison Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2023	56	$10.81	to	$10.88	$605	0.00%	0.48%	to	0.73%	31.23%	to	31.56%
December 31, 2022	33	$8.24	to	$8.27	$273	0.00%	0.48%	to	0.73%	-25.83%	to	-25.64%
December 31, 2021	16	$11.12	to	$11.12	$175	0.00%	0.48%	to	0.48%	10.33%	to	10.33%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Focused Blend Portfolio (Class III) (merged December 8, 2023)
December 31, 2023	—	$9.89	to	$9.93	$—	0.00%	0.48%	to	0.66%	25.88%	to	26.10%
December 31, 2022	8	$7.85	to	$7.88	$64	0.00%	0.48%	to	0.66%	-26.43%	to	-26.30%
December 31, 2021	1	$10.68	to	$10.69	$11	0.00%	0.48%	to	0.66%	5.85%	to	5.98%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2023	280	$10.34	to	$10.45	$2,919	0.00%	0.48%	to	0.86%	51.81%	to	52.39%
December 31, 2022	294	$6.83	to	$6.85	$2,012	0.00%	0.48%	to	0.73%	-38.21%	to	-38.05%
December 31, 2021	91	$11.05	to	$11.06	$1,004	0.00%	0.48%	to	0.73%	9.18%	to	9.37%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Value Portfolio (Class III) (available April 26, 2021)
December 31, 2023	68	$11.47	to	$11.59	$789	0.00%	0.48%	to	0.86%	13.93%	to	14.37%
December 31, 2022	76	$10.07	to	$10.13	$765	0.00%	0.48%	to	0.86%	-8.91%	to	-8.56%
December 31, 2021	21	$11.07	to	$11.08	$235	0.00%	0.48%	to	0.66%	10.44%	to	10.58%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Total Return Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2023	450	$9.05	to	$9.14	$4,109	0.00%	0.48%	to	0.86%	6.16%	to	6.57%
December 31, 2022	359	$8.53	to	$8.58	$3,075	0.00%	0.48%	to	0.86%	-15.82%	to	-15.50%
December 31, 2021	154	$10.14	to	$10.16	$1,560	0.00%	0.48%	to	0.68%	1.42%	to	1.56%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Small-Cap Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2023	233	$9.82	to	$9.92	$2,308	0.00%	0.48%	to	0.86%	14.45%	to	14.89%
December 31, 2022	197	$8.58	to	$8.63	$1,695	0.00%	0.48%	to	0.86%	-17.30%	to	-16.98%
December 31, 2021	118	$10.37	to	$10.40	$1,226	0.00%	0.48%	to	0.86%	3.20%	to	3.47%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2023	780	$11.46	to	$11.58	$9,018	0.00%	0.48%	to	0.86%	24.52%	to	25.00%
December 31, 2022	612	$9.21	to	$9.27	$5,667	0.00%	0.48%	to	0.86%	-19.24%	to	-18.93%
December 31, 2021	430	$11.40	to	$11.43	$4,911	0.00%	0.48%	to	0.86%	13.80%	to	14.10%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Investors Trust Series (Service Class) (available April 27, 2020)
December 31, 2023	21	$15.96	to	$16.07	$335	0.47%	0.48%	to	0.66%	17.88%	to	18.10%
December 31, 2022	15	$13.54	to	$13.60	$204	0.44%	0.48%	to	0.66%	-17.24%	to	-17.09%
December 31, 2021	3	$16.36	to	$16.41	$49	0.61%	0.48%	to	0.66%	25.67%	to	25.90%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A143

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® International Intrinsic Value Portfolio (Initial Class) (available November 30, 2020)
December 31, 2023	6	$11.71	to	$11.71	$71	0.54%	0.40%	to	0.40%	17.19%	to	17.19%
December 31, 2022	5	$9.99	to	$9.99	$55	0.76%	0.40%	to	0.40%	-23.86%	to	-23.86%
December 31, 2021	3	$13.12	to	$13.12	$45	0.59%	0.40%	to	0.40%	10.11%	to	10.11%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Initial Class) (available November 30, 2020)
December 31, 2023	2	$12.43	to	$12.43	$22	0.00%	0.40%	to	0.40%	20.84%	to	20.84%
December 31, 2022	1	$10.29	to	$10.29	$10	0.00%	0.40%	to	0.40%	-28.98%	to	-28.98%
December 31, 2021	1	$14.48	to	$14.48	$15	0.00%	0.40%	to	0.40%	13.66%	to	13.66%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Western Asset Core Plus VIT Portfolio (Class I) (available November 30, 2020)
December 31, 2023	2	$9.09	to	$9.09	$22	3.80%	0.40%	to	0.40%	6.39%	to	6.39%
December 31, 2022	3	$8.55	to	$8.55	$22	1.98%	0.40%	to	0.40%	-17.56%	to	-17.56%
December 31, 2021	3	$10.37	to	$10.37	$28	5.14%	0.40%	to	0.40%	-2.36%	to	-2.36%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Small Cap Growth Portfolio (Class I) (available November 30, 2020)
December 31, 2023	3	$11.69	to	$11.69	$33	0.00%	0.40%	to	0.40%	7.97%	to	7.97%
December 31, 2022	3	$10.83	to	$10.83	$32	0.00%	0.40%	to	0.40%	-29.13%	to	-29.13%
December 31, 2021	4	$15.28	to	$15.28	$55	0.00%	0.40%	to	0.40%	12.16%	to	12.16%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Large Cap Growth Portfolio (Class I) (available November 30, 2020)
December 31, 2023	—	$14.43	to	$14.57	$—	0.00%	0.25%	to	0.50%	43.31%	to	43.66%
December 31, 2022	—	$10.10	to	$10.10	$—	0.00%	0.40%	to	0.40%	-32.52%	to	-32.52%
December 31, 2021	4	$14.97	to	$14.97	$65	0.00%	0.40%	to	0.40%	21.45%	to	21.45%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (available November 30, 2020)
December 31, 2023	3	$12.33	to	$12.33	$40	0.38%	0.40%	to	0.40%	26.99%	to	26.99%
December 31, 2022	3	$9.71	to	$9.71	$32	0.27%	0.40%	to	0.40%	-26.69%	to	-26.69%
December 31, 2021	3	$13.25	to	$13.25	$45	0.00%	0.40%	to	0.40%	11.89%	to	11.89%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Mid Cap Portfolio (Initial Class) (available November 30, 2020)
December 31, 2023	5	$14.06	to	$14.06	$72	0.64%	0.40%	to	0.40%	14.62%	to	14.62%
December 31, 2022	5	$12.27	to	$12.27	$59	0.49%	0.40%	to	0.40%	-15.08%	to	-15.08%
December 31, 2021	5	$14.45	to	$14.45	$74	0.85%	0.40%	to	0.40%	25.10%	to	25.10%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (available November 30, 2020)
December 31, 2023	9	$11.22	to	$11.22	$96	2.45%	0.40%	to	0.40%	9.22%	to	9.22%
December 31, 2022	8	$10.27	to	$10.27	$85	1.89%	0.40%	to	0.40%	-20.43%	to	-20.43%
December 31, 2021	7	$12.91	to	$12.91	$93	3.40%	0.40%	to	0.40%	-2.63%	to	-2.63%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A144

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	DFA VA U.S. Targeted Value Portfolio (available November 30, 2020)
December 31, 2023	3		$16.90	to	$16.90	$54	1.64%	0.75%	to	0.75%	19.14%	to	19.14%
December 31, 2022	3		$14.19	to	$14.19	$45	1.32%	0.75%	to	0.75%	-4.93%	to	-4.93%
December 31, 2021	3		$14.92	to	$14.92	$48	1.72%	0.75%	to	0.75%	38.64%	to	38.64%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (available November 30, 2020)
December 31, 2023	22		$14.41	to	$14.41	$314	0.00%	0.40%	to	0.40%	52.25%	to	52.25%
December 31, 2022	23		$9.46	to	$9.46	$220	0.00%	0.40%	to	0.40%	-38.35%	to	-38.35%
December 31, 2021	23		$15.35	to	$15.35	$346	0.00%	0.40%	to	0.40%	17.62%	to	17.62%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS U.S. Government Securities Fund® (Class 1) (available November 30, 2020)
December 31, 2023	42		$9.66	to	$9.66	$409	8.85%	0.75%	to	0.75%	2.44%	to	2.44%
December 31, 2022	10		$9.43	to	$9.43	$98	3.94%	0.75%	to	0.75%	-11.41%	to	-11.41%
December 31, 2021	11		$10.64	to	$10.64	$118	2.20%	0.75%	to	0.75%	-1.19%	to	-1.19%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS The Bond Fund of America® (Class 1) (available November 30, 2020)
December 31, 2023	21		$9.57	to	$9.60	$205	10.32%	0.75%	to	0.85%	4.32%	to	4.42%
December 31, 2022	1		$9.20	to	$9.20	$12	3.10%	0.75%	to	0.75%	-12.92%	to	-12.92%
December 31, 2021	1		$10.56	to	$10.56	$14	2.82%	0.75%	to	0.75%	-0.89%	to	-0.89%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard International Portfolio (available November 30, 2020)
December 31, 2023	23		$11.67	to	$11.71	$271	1.37%	0.75%	to	0.85%	13.68%	to	13.80%
December 31, 2022	19		$10.26	to	$10.29	$199	1.35%	0.75%	to	0.85%	-30.71%	to	-30.64%
December 31, 2021	13		$14.84	to	$14.84	$196	0.00%	0.75%	to	0.75%	-2.28%	to	-2.28%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Diversified Value Portfolio (available November 30, 2020)
December 31, 2023	15		$14.86	to	$14.86	$223	1.40%	0.75%	to	0.75%	19.23%	to	19.23%
December 31, 2022	15		$12.47	to	$12.47	$189	1.15%	0.75%	to	0.75%	-12.15%	to	-12.15%
December 31, 2021	16		$14.19	to	$14.19	$229	0.00%	0.75%	to	0.75%	29.49%	to	29.49%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total International Stock Market Index Portfolio (available November 30, 2020)
December 31, 2023	13		$11.55	to	$11.59	$151	1.44%	0.75%	to	0.85%	14.57%	to	14.68%
December 31, 2022	4		$10.11	to	$10.11	$41	2.79%	0.75%	to	0.75%	-16.64%	to	-16.64%
December 31, 2021	2		$12.13	to	$12.13	$24	0.00%	0.75%	to	0.75%	7.72%	to	7.72%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Mid-Cap Index Portfolio (available November 30, 2020)
December 31, 2023	9		$12.98	to	$12.98	$119	1.43%	0.75%	to	0.75%	14.97%	to	14.97%
December 31, 2022	10		$11.29	to	$11.29	$107	1.22%	0.75%	to	0.75%	-19.43%	to	-19.43%
December 31, 2021	10		$14.01	to	$14.01	$141	0.00%	0.75%	to	0.75%	23.43%	to	23.43%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Equity Index Portfolio (available November 30, 2020)
December 31, 2023	—		$14.70	to	$14.70	$4	1.39%	0.75%	to	0.75%	25.17%	to	25.17%
December 31, 2022	—	(2)	$11.74	to	$11.74	$3	3.96%	0.75%	to	0.75%	-18.84%	to	-18.84%
December 31, 2021	4		$14.47	to	$14.47	$55	0.00%	0.75%	to	0.75%	27.59%	to	27.59%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A145

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Total Return Bond Series (Initial Class) (available November 30, 2020)
December 31, 2023	1	$9.53	to	$9.53	$12	3.23%	0.40%	to	0.40%	6.95%	to	6.95%
December 31, 2022	1	$8.91	to	$8.91	$11	2.83%	0.40%	to	0.40%	-14.28%	to	-14.28%
December 31, 2021	1	$10.39	to	$10.39	$14	6.63%	0.40%	to	0.40%	-1.21%	to	-1.21%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (available November 30, 2020)
December 31, 2023	11	$9.65	to	$9.65	$103	2.61%	0.40%	to	0.40%	5.78%	to	5.78%
December 31, 2022	11	$9.13	to	$9.13	$96	2.09%	0.40%	to	0.40%	-13.31%	to	-13.31%
December 31, 2021	11	$10.53	to	$10.53	$118	2.35%	0.40%	to	0.40%	-1.00%	to	-1.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Initial Class) (available November 30, 2020)
December 31, 2023	6	$11.26	to	$11.26	$67	0.00%	0.40%	to	0.40%	13.96%	to	13.96%
December 31, 2022	4	$9.88	to	$9.88	$42	0.00%	0.40%	to	0.40%	-30.04%	to	-30.04%
December 31, 2021	4	$14.12	to	$14.12	$55	0.00%	0.40%	to	0.40%	1.39%	to	1.39%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Dividend Strategy Portfolio (Class I) (available November 30, 2020)
December 31, 2023	11	$13.90	to	$13.90	$146	2.17%	0.40%	to	0.40%	13.74%	to	13.74%
December 31, 2022	11	$12.22	to	$12.22	$129	1.42%	0.40%	to	0.40%	-8.47%	to	-8.47%
December 31, 2021	11	$13.35	to	$13.35	$142	1.41%	0.40%	to	0.40%	26.29%	to	26.29%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Initial Class)
December 31, 2023	2	$10.89	to	$10.93	$17	2.11%	0.40%	to	0.50%	-2.60%	to	-2.50%
December 31, 2022	2	$11.18	to	$11.21	$20	2.60%	0.40%	to	0.50%	0.25%	to	0.35%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Real Estate Index Portfolio
December 31, 2023	6	$9.95	to	$9.95	$60	1.95%	0.75%	to	0.75%	10.86%	to	10.86%
December 31, 2022	3	$8.98	to	$8.98	$23	0.25%	0.75%	to	0.75%	-26.85%	to	-26.85%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total Bond Market Index Portfolio
December 31, 2023	3	$9.14	to	$9.17	$30	2.46%	0.75%	to	0.85%	4.69%	to	4.79%
December 31, 2022	3	$8.73	to	$8.75	$29	2.06%	0.75%	to	0.85%	-13.95%	to	-13.86%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Equity Income Portfolio
December 31, 2023	11	$13.33	to	$13.38	$142	2.66%	0.75%	to	0.85%	7.18%	to	7.29%
December 31, 2022	11	$12.44	to	$12.47	$132	3.04%	0.75%	to	0.85%	-1.50%	to	-1.40%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A146

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard High Yield Bond Portfolio
December 31, 2023	2		$10.60	to	$10.64	$23	4.92%	0.75%	to	0.85%	10.72%	to	10.83%
December 31, 2022	2		$9.57	to	$9.60	$21	6.08%	0.75%	to	0.85%	-10.13%	to	-10.04%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Short-Term Investment Grade Portfolio
December 31, 2023	12		$10.05	to	$10.09	$116	0.96%	0.75%	to	0.85%	5.26%	to	5.36%
December 31, 2022	4		$9.55	to	$9.55	$40	2.02%	0.85%	to	0.85%	-6.52%	to	-6.52%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Natural Resources Portfolio (Class I)
December 31, 2023	3		$17.81	to	$17.88	$47	0.00%	0.40%	to	0.50%	1.47%	to	1.58%
December 31, 2022	4		$17.55	to	$17.60	$70	0.00%	0.40%	to	0.50%	21.43%	to	21.55%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total Stock Market Index Portfolio
December 31, 2023	8		$14.37	to	$14.37	$117	1.10%	0.75%	to	0.75%	25.01%	to	25.01%
December 31, 2022	8		$11.50	to	$11.50	$89	0.00%	0.75%	to	0.75%	-20.19%	to	-20.19%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Balanced Portfolio
December 31, 2023	—		$12.24	to	$12.24	$5	2.03%	0.75%	to	0.75%	13.47%	to	13.47%
December 31, 2022	—	(2)	$10.79	to	$10.79	$4	0.00%	0.75%	to	0.75%	-14.94%	to	-14.94%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Growth Portfolio
December 31, 2023	11		$14.03	to	$14.08	$149	0.24%	0.75%	to	0.85%	38.95%	to	39.09%
December 31, 2022	11		$10.10	to	$10.12	$107	0.00%	0.75%	to	0.85%	-33.93%	to	-33.86%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA International Value Portfolio (available February 24, 2020)
December 31, 2023	11		$13.40	to	$13.45	$151	11.61%	0.75%	to	0.85%	16.86%	to	16.98%
December 31, 2022	3		$11.47	to	$11.50	$29	8.01%	0.75%	to	0.85%	-4.27%	to	-4.18%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	1		$11.79	to	$11.79	$8	7.14%	0.50%	to	0.50%	11.62%	to	11.62%
December 31, 2022	1		$10.56	to	$10.56	$7	7.18%	0.50%	to	0.50%	-1.01%	to	-1.01%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A147

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Washington Mutual Investors Fund (Class 1) (available February 24, 2020)
December 31, 2023	3		$14.45	to	$14.51	$50	2.04%	0.75%	to	0.85%	16.66%	to	16.78%
December 31, 2022	1		$12.42	to	$12.42	$11	7.38%	0.75%	to	0.75%	-8.96%	to	-8.96%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 1) (available February 24, 2020)
December 31, 2023	14		$16.17	to	$16.17	$233	1.33%	0.75%	to	0.75%	37.78%	to	37.78%
December 31, 2022	1		$11.74	to	$11.74	$10	2.09%	0.75%	to	0.75%	-30.28%	to	-30.28%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 1) (available February 24, 2020)
December 31, 2023	2		$14.21	to	$14.21	$33	2.45%	0.75%	to	0.75%	25.52%	to	25.52%
December 31, 2022	1		$11.32	to	$11.32	$11	5.52%	0.75%	to	0.75%	-16.91%	to	-16.91%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Technology Portfolio (Initial Class) (available February 24, 2020)
December 31, 2023	1		$19.28	to	$19.28	$10	0.15%	0.40%	to	0.40%	57.69%	to	57.69%
December 31, 2022	—	(2)	$12.23	to	$12.23	$5	0.00%	0.40%	to	0.40%	-36.11%	to	-36.11%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Service Class) (available February 01, 2023)
December 31, 2023	4		$15.40	to	$15.40	$61	1.87%	1.30%	to	1.30%	3.31%	to	3.31%
December 31, 2022	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Money Market Portfolio (Class III) (available February 01, 2023)
December 31, 2023	471		$10.25	to	$10.27	$4,825	4.32%	1.20%	to	1.30%	3.05%	to	3.14%
December 31, 2022	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Initial Class) (4)
December 31, 2023	3		$12.80	to	$12.80	$42	0.00%	0.40%	to	0.40%	7.50%	to	7.50%
December 31, 2022	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Ultra-Short Bond Fund (Class 1) (available February 24, 2020) (4)
December 31, 2023	6		$10.31	to	$10.31	$60	8.42%	0.75%	to	0.75%	4.15%	to	4.15%
December 31, 2022	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A148

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (available February 24, 2020) (4)
December 31, 2023	2	$14.55	to	$14.55	$35	3.79%	0.40%	to	0.40%	24.73%	to	24.73%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class I) (available February 24, 2020) (4)
December 31, 2023	8	$13.89	to	$13.89	$114	2.77%	0.40%	to	0.40%	16.14%	to	16.14%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA International Small Portfolio (available February 24, 2020) (4)
December 31, 2023	4	$11.85	to	$11.85	$51	4.77%	0.75%	to	0.75%	13.26%	to	13.26%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA U.S. Large Value Portfolio (available February 24, 2020) (4)
December 31, 2023	2	$13.06	to	$13.06	$25	3.30%	0.75%	to	0.75%	10.09%	to	10.09%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Strategic Income Portfolio (Initial Class) (available February 24, 2020) (4)
December 31, 2023	6	$10.43	to	$10.47	$65	6.08%	0.40%	to	0.50%	8.86%	to	8.97%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Appreciation Portfolio (Class I) (available February 24, 2020) (4)
December 31, 2023	3	$14.27	to	$14.33	$40	1.24%	0.40%	to	0.50%	19.11%	to	19.23%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Initial Class) (available February 24, 2020) (4)
December 31, 2023	5	$14.87	to	$14.87	$80	0.00%	0.40%	to	0.40%	53.62%	to	53.62%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class I) (available February 24, 2020) (4)
December 31, 2023	2	$13.34	to	$13.34	$33	3.03%	0.40%	to	0.40%	11.79%	to	11.79%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A149

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Financials Portfolio (Initial Class) (available February 24, 2020) (4)
December 31, 2023	2	$13.82	to	$13.82	$26	19.20%	0.40%	to	0.40%	14.27%	to	14.27%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Initial Class) (available February 24, 2020) (4)
December 31, 2023	—	$11.78	to	$11.78	$2	0.00%	0.40%	to	0.40%	3.84%	to	3.84%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2023 or for the periods indicated within.

(1)     Amount is less than 0.01%.

(2)    Amount is less than 1,000 units.

(3)    Total return reflects the return had there been contract owners in the subaccount during the period.

(4)     Subaccount became available for investment prior to 2023 but had no activity until 2023.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life of New Jersey. These charges are assessed through a reduction in unit values.

A150

Note 8:    Charges and Expenses (continued)

B.Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential MyRock Advisor New York Variable Annuity	0.25%	1.20%
Prudential FlexGuard New York B Series	1.20%	1.30%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.55%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.30%
Prudential Premier Retirement Variable Annuity C Series	1.30%	2.75%
Prudential Premier Retirement Variable Annuity L Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity X Series	1.30%	2.85%
Prudential Premier Variable Annuity B Series	1.15%	2.15%
Prudential Premier Variable Annuity Bb Series	0.95%	1.95%
Prudential Premier Variable Annuity L Series	1.50%	2.50%
Prudential Premier Variable Annuity X Series	1.55%	2.55%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.45%
Strategic Partners FlexElite 2	1.65%	2.50%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.35%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.35%

(1)    Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

(2)    Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.
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Note 8:    Charges and Expenses (continued)

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company of New Jersey and the Contract Owners of Pruco Life of New Jersey Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	AST BlackRock 60/40 Target Allocation ETF Portfolio (5)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	AST Bond Portfolio 2031 (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	MFS® International Growth Portfolio (Service Class) (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (1)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	MFS® Technology Portfolio (Service Class) (1)
PSF Stock Index Portfolio (Class I) (1)	MFS® Mid Cap Growth Series (Service Class) (1)
PSF Global Portfolio (Class I) (1)	MFS® New Discovery Series (Service Class) (1)
PSF PGIM Jennison Growth Portfolio (Class I) (1)	MFS® Research Series (Service Class) (1)
PSF Small-Cap Stock Index Portfolio (Class I) (1)	MFS® Total Return Bond Series (Service Class) (1)
T. Rowe Price International Stock Portfolio (1)	MFS® Total Return Series (Service Class) (1)
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class) (1)	MFS® Utilities Series (Service Class) (1)
Invesco V.I. Core Equity Fund (Series I) (1)	American Funds IS Asset Allocation Fund (Class 4) (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	American Funds IS Washington Mutual Investors Fund (Class 4) (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	American Funds IS The Bond Fund of America® (Class 4) (1)
MFS® Research Series (Initial Class) (1)	American Funds IS Capital World Growth and Income Fund® (Class 4) (1)
MFS® Growth Series (Initial Class) (1)	American Funds IS Global Small Capitalization Fund (Class 4) (1)
American Century VP Value Fund (Class I) (1)	American Funds IS Growth Fund (Class 4) (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	American Funds IS Growth-Income Fund (Class 4) (1)
PSF PGIM Jennison Focused Blend Portfolio (Class I) (2)	American Funds IS International Fund (Class 4) (1)
Davis Value Portfolio (1)	American Funds IS New World Fund® (Class 4) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (1)
PSF Small-Cap Value Portfolio (Class I) (3)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	BlackRock Capital Appreciation V.I. Fund (Class III) (1)
PSF Mid-Cap Growth Portfolio (Class I) (1)	BlackRock Equity Dividend V.I. Fund (Class III) (1)
PSF International Growth Portfolio (Class I) (4)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (1)
AST Cohen & Steers Realty Portfolio (1)	Fidelity® VIP Balanced Portfolio (Service Class 2) (1)
AST J.P. Morgan Tactical Preservation Portfolio (1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (1)
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AST High Yield Portfolio (1)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (1)
AST Small-Cap Value Portfolio (1)	Fidelity® VIP Health Care Portfolio (Service Class 2) (1)
AST Mid-Cap Growth Portfolio (1)	BlackRock Basic Value V.I. Fund (Class III) (1)
AST Large-Cap Value Portfolio (1)	AST Bond Portfolio 2032 (1)
AST Mid-Cap Value Portfolio (1)	PSF Global Portfolio (Class III) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	PSF Mid-Cap Growth Portfolio (Class III) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	PSF Natural Resources Portfolio (Class III) (1)
AST MFS Global Equity Portfolio (1)	PSF PGIM 50/50 Balanced Portfolio (Class III) (1)
AST J.P. Morgan International Equity Portfolio (4)	PSF PGIM Flexible Managed Portfolio (Class III) (1)
AST Wellington Management Hedged Equity Portfolio (5)	PSF PGIM Government Income Portfolio (Class III) (1)
AST Capital Growth Asset Allocation Portfolio (1)	PSF PGIM High Yield Bond Portfolio (Class III) (1)
AST Academic Strategies Asset Allocation Portfolio (1)	PSF PGIM Jennison Blend Portfolio (Class III) (1)
AST Balanced Asset Allocation Portfolio (1)	PSF PGIM Jennison Focused Blend Portfolio (Class III) (2)
AST Preservation Asset Allocation Portfolio (1)	PSF PGIM Jennison Growth Portfolio (Class III) (1)
AST Prudential Growth Allocation Portfolio (1)	PSF PGIM Jennison Value Portfolio (Class III) (1)
AST Advanced Strategies Portfolio (1)	PSF PGIM Total Return Bond Portfolio (Class III) (1)
AST Large-Cap Growth Portfolio (1)	PSF Small-Cap Stock Index Portfolio (Class III) (1)
AST Government Money Market Portfolio (1)	PSF Stock Index Portfolio (Class III) (1)
AST Small-Cap Growth Portfolio (1)	MFS® Investors Trust Series (Service Class) (1)
AST International Value Portfolio (4)	MFS® International Intrinsic Value Portfolio (Initial Class) (1)
AST International Equity Portfolio (1)	MFS® Mid Cap Growth Series (Initial Class) (1)
AST Investment Grade Bond Portfolio (1)	Western Asset Core Plus VIT Portfolio (Class I) (1)
AST Core Fixed Income Portfolio (1)	ClearBridge Variable Small Cap Growth Portfolio (Class I) (1)
AST Cohen & Steers Global Realty Portfolio (6)	ClearBridge Variable Large Cap Growth Portfolio (Class I) (1)
AST Emerging Markets Equity Portfolio (1)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (1)
AST J.P. Morgan Global Thematic Portfolio (1)	Fidelity® VIP Mid Cap Portfolio (Initial Class) (1)
ProFund VP Consumer Discretionary (1)	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (1)
ProFund VP Consumer Staples (1)	DFA VA U.S. Targeted Value Portfolio (1)
ProFund VP Financials (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (1)
ProFund VP Health Care (1)	American Funds IS U.S. Government Securities Fund® (Class 1) (1)
ProFund VP Industrials (1)	American Funds IS The Bond Fund of America® (Class 1) (1)
ProFund VP Mid-Cap Growth (1)	Vanguard International Portfolio (1)
ProFund VP Mid-Cap Value (1)	Vanguard Diversified Value Portfolio (1)
ProFund VP Real Estate (1)	Vanguard Total International Stock Market Index Portfolio (1)
ProFund VP Small-Cap Growth (1)	Vanguard Mid-Cap Index Portfolio (1)
ProFund VP Small-Cap Value (1)	Vanguard Equity Index Portfolio (1)
ProFund VP Communication Services (1)	MFS® Total Return Bond Series (Initial Class) (1)
ProFund VP Utilities (1)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (1)
ProFund VP Large-Cap Growth (1)	MFS® New Discovery Series (Initial Class) (1)
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ProFund VP Large-Cap Value (1)	ClearBridge Variable Dividend Strategy Portfolio (Class I) (1)
Allspring VT International Equity Fund (Class 1) (1)	MFS® Utilities Series (Initial Class) (1)
Allspring VT Discovery All Cap Growth Fund (Class 1) (1)	Vanguard Real Estate Index Portfolio (1)
AST Bond Portfolio 2022 (7)	Vanguard Total Bond Market Index Portfolio (1)
AST Quantitative Modeling Portfolio (1)	Vanguard Equity Income Portfolio (1)
AST BlackRock Global Strategies Portfolio (6)	Vanguard High Yield Bond Portfolio (1)
Allspring VT Opportunity Fund (Class 1) (1)	Vanguard Short-Term Investment Grade Portfolio (1)
AST Bond Portfolio 2023 (1)	PSF Natural Resources Portfolio (Class I) (1)
AST MFS Growth Allocation Portfolio (5)	Vanguard Total Stock Market Index Portfolio (1)
AST Western Asset Emerging Markets Debt Portfolio (4)	Vanguard Balanced Portfolio (1)
AST Bond Portfolio 2024 (1)	Vanguard Growth Portfolio (1)
AST ClearBridge Dividend Growth Portfolio (1)	DFA VA International Value Portfolio (1)
AST Multi-Sector Fixed Income Portfolio (1)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (1)
AST Large-Cap Core Portfolio (1)	American Funds IS Washington Mutual Investors Fund (Class 1) (1)
AST Bond Portfolio 2025 (1)	American Funds IS Growth Fund (Class 1) (1)
AST T. Rowe Price Growth Opportunities Portfolio (1)	American Funds IS Growth-Income Fund (Class 1) (1)
AST T. Rowe Price Diversified Real Growth Portfolio (5)	Fidelity® VIP Technology Portfolio (Initial Class) (1)
AST Prudential Flexible Multi-Strategy Portfolio (5)	MFS® Value Series (Service Class) (9)
AST Franklin 85/15 Diversified Allocation Portfolio (5)	PSF PGIM Government Money Market Portfolio (Class III) (9)
AST Bond Portfolio 2026 (1)	MFS® Value Series (Initial Class) (1)
AST Global Bond Portfolio (1)	American Funds IS Ultra-Short Bond Fund (Class 1) (1)
AST QMA International Core Equity Portfolio (4)	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (1)
BlackRock Global Allocation V.I. Fund (Class III) (1)	BlackRock Basic Value V.I. Fund (Class I) (1)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (8)	DFA VA International Small Portfolio (1)
AST Bond Portfolio 2027 (1)	DFA VA U.S. Large Value Portfolio (1)
NVIT Emerging Markets Fund (Class D) (1)	Fidelity® VIP Strategic Income Portfolio (Initial Class) (1)
AST Bond Portfolio 2028 (1)	ClearBridge Variable Appreciation Portfolio (Class I) (1)
AST Bond Portfolio 2029 (1)	MFS® Technology Portfolio (Initial Class) (1)
AST American Funds Growth Allocation Portfolio (5)	BlackRock Equity Dividend V.I. Fund (Class I) (1)
AST Bond Portfolio 2030 (1)	Fidelity® VIP Financials Portfolio (Initial Class) (1)
AST BlackRock 80/20 Target Allocation ETF Portfolio (5)	Fidelity® VIP Health Care Portfolio (Initial Class) (1)
(1)Statement of net assets as of December 31, 2023, statement of operations for the period ended December 31, 2023 and statement of changes in net assets for the periods ended December 31, 2023 and 2022.

(2)Statement of net assets as of December 8, 2023 (date of merger), statement of operations for the period January 1, 2023 to December 8, 2023 and statement of changes in net assets for the period January 1, 2023 to December 8, 2023 and for the period ended December 31, 2022.

(3)Statement of net assets as of June 9, 2023 (date of merger), statement of operations for the period January 1, 2023 to June 9, 2023 and statement of changes in net assets for the period January 1, 2023 to June 9, 2023 and for the period ended December 31, 2022.

(4)Statement of net assets as of March 10, 2023 (date of merger), statement of operations for the period January 1, 2023 to March 10, 2023 and statement of changes in net assets for the period January 1, 2023 to March 10, 2023 and for the period ended December 31, 2022.

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(5)Statement of net assets as of February 24, 2023 (date of merger), statement of operations for the period January 1, 2023 to February 24, 2023 and statement of changes in net assets for the period January 1, 2023 to February 24, 2023 and for the period ended December 31, 2022.

(6)Statement of net assets as of January 20, 2023 (date of merger), statement of operations for the period January 1, 2023 to January 20, 2023 and statement of changes in net assets for the period January 1, 2023 to January 20, 2023 and for the period ended December 31, 2022.

(7)Statement of net assets as of January 3, 2023 (date of liquidation), statement of operations for the period January 1, 2023 to January 3, 2023 and statement of changes in net assets for the period January 1, 2023 to January 3, 2023 and for the period ended December 31, 2022.

(8)Statement of net assets as of April 25, 2023 (date of liquidation), statement of operations for the period January 1, 2023 to April 25, 2023 and statement of changes in net assets for the period January 1, 2023 to April 25, 2023 and for the period ended December 31, 2022.

(9)Statement of net assets as of December 31, 2023, statement of operations and statement of changes in net assets for the period February 01, 2023 (commencement of operations) to December 31, 2023.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 11, 2024

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account since 1996.
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